UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22509

LoCorr Investment Trust

(Exact name of registrant as specified in charter)

687 Excelsior Blvd

Excelsior, MN 55331

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street

Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

LoCorr Dynamic Opportunity Fund
Class A | LEQAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$139	2.70%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,351,582
Number of Holdings	63
Net Advisory Fee	$149,462
Portfolio Turnover	685%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
MTU Aero Engines AG	4.6%
Parsons Corp.	3.5%
NXP Semiconductors NV	3.5%
Verizon Communications, Inc.	3.5%
International Flavors & Fragrances, Inc.	3.0%
Avantor, Inc.	2.9%
Kinder Morgan, Inc.	2.9%
Crown Castle, Inc.	2.9%
Churchill Downs, Inc.	2.9%
SBA Communications Corp.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-SAR-540132701

LoCorr Dynamic Opportunity Fund
Class C | LEQCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$178	3.45%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,351,582
Number of Holdings	63
Net Advisory Fee	$149,462
Portfolio Turnover	685%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
MTU Aero Engines AG	4.6%
Parsons Corp.	3.5%
NXP Semiconductors NV	3.5%
Verizon Communications, Inc.	3.5%
International Flavors & Fragrances, Inc.	3.0%
Avantor, Inc.	2.9%
Kinder Morgan, Inc.	2.9%
Crown Castle, Inc.	2.9%
Churchill Downs, Inc.	2.9%
SBA Communications Corp.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-SAR-540132800

LoCorr Dynamic Opportunity Fund
Class I | LEQIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$126	2.45%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,351,582
Number of Holdings	63
Net Advisory Fee	$149,462
Portfolio Turnover	685%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
MTU Aero Engines AG	4.6%
Parsons Corp.	3.5%
NXP Semiconductors NV	3.5%
Verizon Communications, Inc.	3.5%
International Flavors & Fragrances, Inc.	3.0%
Avantor, Inc.	2.9%
Kinder Morgan, Inc.	2.9%
Crown Castle, Inc.	2.9%
Churchill Downs, Inc.	2.9%
SBA Communications Corp.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-SAR-540132883

LoCorr Hedged Core Fund
Class A | LHEAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	2.08%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$320,637,928
Number of Holdings	460
Net Advisory Fee	$2,074,972
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.6%
Galaxy Commodity-Polaris II Fund LLC	8.3%
Federal Farm Credit Banks Funding Corp	3.5%
Fannie Mae Connecticut Avenue Securities	2.6%
Federal Home Loan Banks	2.3%
Morgan Stanley Private Bank NA	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Mars, Inc.	1.4%
IPFS Corp.	1.0%
JPMorgan Chase & Co.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Hedged Core Fund	PAGE 1	TSR-SAR-540132719

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Hedged Core Fund	PAGE 2	TSR-SAR-540132719

LoCorr Hedged Core Fund
Class I | LHEIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$93	1.83%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$320,637,928
Number of Holdings	460
Net Advisory Fee	$2,074,972
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.6%
Galaxy Commodity-Polaris II Fund LLC	8.3%
Federal Farm Credit Banks Funding Corp	3.5%
Fannie Mae Connecticut Avenue Securities	2.6%
Federal Home Loan Banks	2.3%
Morgan Stanley Private Bank NA	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Mars, Inc.	1.4%
IPFS Corp.	1.0%
JPMorgan Chase & Co.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Hedged Core Fund	PAGE 1	TSR-SAR-540132685

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Hedged Core Fund	PAGE 2	TSR-SAR-540132685

LoCorr Long/Short Commodities Strategy Fund
Class A | LCSAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	2.12%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$319,678,452
Number of Holdings	124
Net Advisory Fee	$2,629,065
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	32.4%
Galaxy Commodity - Polaris Fund LLC	12.8%
Fannie Mae Connecticut Avenue Securities	4.7%
Federal Home Loan Banks	3.0%
Federal Farm Credit Banks Funding Corp	2.3%
Morgan Stanley Private Bank NA	2.1%
Mars, Inc.	1.4%
LoCorr Commodities Index	1.1%
Honda Auto Receivables Owner Trust	1.1%
SMR Mortgage Trust	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-SAR-540132404

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-SAR-540132404

LoCorr Long/Short Commodities Strategy Fund
Class C | LCSCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$143	2.87%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$319,678,452
Number of Holdings	124
Net Advisory Fee	$2,629,065
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	32.4%
Galaxy Commodity - Polaris Fund LLC	12.8%
Fannie Mae Connecticut Avenue Securities	4.7%
Federal Home Loan Banks	3.0%
Federal Farm Credit Banks Funding Corp	2.3%
Morgan Stanley Private Bank NA	2.1%
Mars, Inc.	1.4%
LoCorr Commodities Index	1.1%
Honda Auto Receivables Owner Trust	1.1%
SMR Mortgage Trust	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-SAR-540132503

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-SAR-540132503

LoCorr Long/Short Commodities Strategy Fund
Class I | LCSIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$93	1.87%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$319,678,452
Number of Holdings	124
Net Advisory Fee	$2,629,065
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	32.4%
Galaxy Commodity - Polaris Fund LLC	12.8%
Fannie Mae Connecticut Avenue Securities	4.7%
Federal Home Loan Banks	3.0%
Federal Farm Credit Banks Funding Corp	2.3%
Morgan Stanley Private Bank NA	2.1%
Mars, Inc.	1.4%
LoCorr Commodities Index	1.1%
Honda Auto Receivables Owner Trust	1.1%
SMR Mortgage Trust	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-SAR-540132602

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-SAR-540132602

LoCorr Macro Strategies Fund
Class A | LFMAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$107	2.06%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,699,850,534
Number of Holdings	559
Net Advisory Fee	$12,535,942
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.4%
Federal National Mortgage Association	3.5%
Fannie Mae Connecticut Avenue Securities	3.1%
Morgan Stanley Private Bank NA	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Mars, Inc.	1.6%
Federal Farm Credit Banks Funding Corp	1.5%
Federal Home Loan Banks	1.3%
JPMorgan Chase & Co.	1.0%
BX Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Macro Strategies Fund	PAGE 1	TSR-SAR-540132107

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-SAR-540132107

LoCorr Macro Strategies Fund
Class C | LFMCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$146	2.81%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,699,850,534
Number of Holdings	559
Net Advisory Fee	$12,535,942
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.4%
Federal National Mortgage Association	3.5%
Fannie Mae Connecticut Avenue Securities	3.1%
Morgan Stanley Private Bank NA	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Mars, Inc.	1.6%
Federal Farm Credit Banks Funding Corp	1.5%
Federal Home Loan Banks	1.3%
JPMorgan Chase & Co.	1.0%
BX Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Macro Strategies Fund	PAGE 1	TSR-SAR-540132206

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-SAR-540132206

LoCorr Macro Strategies Fund
Class I | LFMIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$94	1.81%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,699,850,534
Number of Holdings	559
Net Advisory Fee	$12,535,942
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.4%
Federal National Mortgage Association	3.5%
Fannie Mae Connecticut Avenue Securities	3.1%
Morgan Stanley Private Bank NA	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Mars, Inc.	1.6%
Federal Farm Credit Banks Funding Corp	1.5%
Federal Home Loan Banks	1.3%
JPMorgan Chase & Co.	1.0%
BX Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Macro Strategies Fund	PAGE 1	TSR-SAR-540132305

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-SAR-540132305

LoCorr Market Trend Fund
Class A | LOTAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	1.92%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$384,840,552
Number of Holdings	239
Net Advisory Fee	$2,524,854
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.1%
Federal Home Loan Banks	3.8%
Fannie Mae Connecticut Avenue Securities	3.8%
Morgan Stanley Private Bank NA	2.3%
Federal Farm Credit Banks Funding Corp	1.5%
Mars, Inc.	1.5%
Toyota Auto Receivables Owner Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	1.0%
Federal National Mortgage Association	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 1	TSR-SAR-540132842

LoCorr Market Trend Fund
Class C | LOTCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$153	2.78%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$384,840,552
Number of Holdings	239
Net Advisory Fee	$2,524,854
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.1%
Federal Home Loan Banks	3.8%
Fannie Mae Connecticut Avenue Securities	3.8%
Morgan Stanley Private Bank NA	2.3%
Federal Farm Credit Banks Funding Corp	1.5%
Mars, Inc.	1.5%
Toyota Auto Receivables Owner Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	1.0%
Federal National Mortgage Association	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 1	TSR-SAR-540132834

LoCorr Market Trend Fund
Class I | LOTIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$98	1.78%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$384,840,552
Number of Holdings	239
Net Advisory Fee	$2,524,854
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	39.1%
Federal Home Loan Banks	3.8%
Fannie Mae Connecticut Avenue Securities	3.8%
Morgan Stanley Private Bank NA	2.3%
Federal Farm Credit Banks Funding Corp	1.5%
Mars, Inc.	1.5%
Toyota Auto Receivables Owner Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	1.0%
Federal National Mortgage Association	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 1	TSR-SAR-540132826

LoCorr Spectrum Income Fund
Class A | LSPAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	2.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$70,177,761
Number of Holdings	81
Net Advisory Fee	$452,399
Portfolio Turnover	74%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Common Stocks (29.9%)
Real Estate Investment Trusts (23.2%)
Master Limited Partnerships (20.7%)
Closed-End Funds (12.0%)
Business Development Companies (5.0%)
Royalty Trusts (1.4%)
RIGHTS (1.1%)
Preferred Stocks (0.9%)
Written Options (-0.2%)
Cash & Other (6.0%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.1%
AGNC Investment Corp.	2.8%
Cheniere Energy Partners LP	2.5%
Energy Transfer LP	2.4%
MPLX LP	2.4%
Invesco Mortgage Capital, Inc.	2.2%
Anglogold Ashanti PLC	2.2%
CVR Partners LP	2.1%
Dynex Capital, Inc.	2.1%
Rio Tinto PLC	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Spectrum Income Fund	PAGE 1	TSR-SAR-540132875

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-SAR-540132875

LoCorr Spectrum Income Fund
Class C | LSPCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$142	2.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$70,177,761
Number of Holdings	81
Net Advisory Fee	$452,399
Portfolio Turnover	74%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.1%
AGNC Investment Corp.	2.8%
Cheniere Energy Partners LP	2.5%
Energy Transfer LP	2.4%
MPLX LP	2.4%
Invesco Mortgage Capital, Inc.	2.2%
Anglogold Ashanti PLC	2.2%
CVR Partners LP	2.1%
Dynex Capital, Inc.	2.1%
Rio Tinto PLC	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Spectrum Income Fund	PAGE 1	TSR-SAR-540132867

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-SAR-540132867

LoCorr Spectrum Income Fund
Class I | LSPIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$92	1.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$70,177,761
Number of Holdings	81
Net Advisory Fee	$452,399
Portfolio Turnover	74%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.1%
AGNC Investment Corp.	2.8%
Cheniere Energy Partners LP	2.5%
Energy Transfer LP	2.4%
MPLX LP	2.4%
Invesco Mortgage Capital, Inc.	2.2%
Anglogold Ashanti PLC	2.2%
CVR Partners LP	2.1%
Dynex Capital, Inc.	2.1%
Rio Tinto PLC	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Spectrum Income Fund	PAGE 1	TSR-SAR-540132859

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-SAR-540132859

LoCorr Strategic Allocation Fund
Class A | LSAAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	1.84%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$112,683,579
Number of Holdings	824
Net Advisory Fee	$498,573
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.7%
Apple, Inc.	3.2%
Alphabet, Inc.	2.9%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.8%
Broadcom, Inc.	1.4%
Micron Technology, Inc.	1.0%
Tesla Motors, Inc.	0.8%
Meta Platforms, Inc.	0.8%
Eli Lilly & Co.	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Strategic Allocation Fund	PAGE 1	TSR-SAR-540132677

LoCorr Strategic Allocation Fund
Class I | LSAIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$83	1.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$112,683,579
Number of Holdings	824
Net Advisory Fee	$498,573
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.7%
Apple, Inc.	3.2%
Alphabet, Inc.	2.9%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.8%
Broadcom, Inc.	1.4%
Micron Technology, Inc.	1.0%
Tesla Motors, Inc.	0.8%
Meta Platforms, Inc.	0.8%
Eli Lilly & Co.	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Strategic Allocation Fund	PAGE 1	TSR-SAR-540132669

(b)	Note applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LoCorr Investment Trust
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

LOCORR DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.4%
Aerospace & Defense - 4.6%
MTU Aero Engines AG	3,480	$1,446,952
Auto Parts & Equipment - 1.0%
Aeva Technologies, Inc.(a)	10,952	314,541
Beverages - 2.6%
Primo Brands Corp.	33,816	826,463
Chemicals - 3.0%
International Flavors & Fragrances, Inc.	11,676	924,973
Computers - 5.5%
KBR, Inc.	18,018	622,162
Parsons Corp.(a)	20,924	1,096,208
		1,718,370
Cosmetics & Personal Care - 2.3%
elf Beauty, Inc.(a)	9,864	729,936
Distribution & Wholesale - 1.9%
LKQ Corp.	23,131	609,039
Diversified Financial Services - 2.3%
Rocket Cos., Inc. - Class A(a)	45,939	723,539
Electronics - 1.7%
Sensata Technologies Holding PLC	11,032	526,668
Entertainment - 7.6%
Churchill Downs, Inc.	10,087	904,199
Penn National Gaming, Inc.(a)	34,044	727,180
Vail Resorts, Inc.	5,390	733,848
		2,365,227
Healthcare-Products - 2.9%
Avantor, Inc.(a)	92,006	910,859
Home Builders - 3.2%
Champion Homes, Inc.(a)	2,948	259,778
Toll Brothers, Inc.	4,480	738,080
		997,858
Leisure Time - 2.3%
Norwegian Cruise Line Holdings Ltd.(a)	34,512	728,548
Pipelines - 3.8%
Golar LNG Ltd.	5,897	293,907
Kinder Morgan, Inc.	28,422	908,651
		1,202,558

The accompanying notes are an integral part of these financial statements.

1

LOCORR DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
REITS - 5.8%
Crown Castle, Inc.	11,942	$904,368
SBA Communications Corp.	5,100	899,946
		1,804,314
Retail - 2.9%
Bob’s Discount Furniture, Inc.(a)	19,269	304,836
Floor & Decor Holdings, Inc. - Class A(a)	10,332	613,307
		918,143
Semiconductors - 4.5%
NXP Semiconductors NV	3,898	1,095,455
ON Semiconductor Corp.(a)	3,384	319,923
		1,415,378
Telecommunications - 3.5%
Verizon Communications, Inc.	25,640	1,085,598
TOTAL COMMON STOCKS (Cost $18,302,535)		19,248,964
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Healthcare Realty Trust, Inc.	17,330	349,546
Pebblebrook Hotel Trust	12,507	242,761
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $432,484)		592,307
TOTAL INVESTMENTS - 63.3% (Cost $18,735,019)		$19,841,271
Money Market Deposit Account - 32.9%(b)		10,327,845
Other Assets in Excess of Liabilities - 3.8%(c)		1,182,466
TOTAL NET ASSETS - 100.0%		$31,351,582

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(c)	Includes assets pledged as collateral for securities sold short. As of the reporting date, the value of these assets total $12,548,710.
The accompanying notes are an integral part of these financial statements.

2

LOCORR DYNAMIC OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (20.8)%
Airlines - (1.5)%
American Airlines Group, Inc.	(8,529)	$(154,119)
Delta Air Lines, Inc.	(1,637)	(153,321)
Southwest Airlines Co.	(2,911)	(149,684)
		(457,124)
Auto Manufacturers - (1.1)%
Ford Motor Co.	(12,642)	(175,724)
General Motors Co.	(2,252)	(173,584)
		(349,308)
Banks - (1.1)%
Fifth Third Bancorp	(3,436)	(193,687)
Zions Bancorporation	(2,099)	(145,230)
		(338,917)
Chemicals - (0.7)%
Hawkins, Inc.	(858)	(121,922)
Nutrien Ltd.	(1,736)	(109,281)
		(231,203)
Computers - (1.0)%
Science Applications International Corp.	(2,833)	(312,791)
Distribution & Wholesale - (0.4)%
Copart, Inc.	(4,378)	(123,416)
Engineering & Construction - (0.6)%
Frontdoor, Inc.	(2,345)	(181,949)
Food - (3.9)%
Campbell’s Co.	(7,156)	(159,364)
Conagra Brands, Inc.	(11,082)	(149,164)
General Mills, Inc.	(4,374)	(152,215)
Kraft Heinz Co.	(4,956)	(117,061)
Marzetti Co.	(1,401)	(159,938)
McCormick & Co., Inc./MD	(3,109)	(156,756)
Mondelez International, Inc. - Class A	(5,730)	(331,423)
		(1,225,921)
Healthcare-Products - (1.1)%
ResMed, Inc.	(1,809)	(352,538)
Home Builders - (0.9)%
DR Horton, Inc.	(1,808)	(294,487)
Insurance - (0.2)%
Allstate Corp.	(260)	(61,864)

The accompanying notes are an integral part of these financial statements.

3

LOCORR DYNAMIC OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Leisure Time - (1.9)%
Carnival Corp. Ltd.	(10,491)	$(299,728)
Royal Caribbean Cruises Ltd.	(934)	(296,573)
		(596,301)
Lodging - (1.1)%
Hilton Worldwide Holdings, Inc.	(534)	(176,466)
Marriott International, Inc. - Class A	(480)	(177,883)
		(354,349)
Retail - (3.5)%
AutoNation, Inc.	(752)	(139,714)
Lithia Motors, Inc.	(501)	(145,536)
RH	(1,900)	(312,987)
Shake Shack, Inc. - Class A	(3,038)	(170,189)
Warby Parker, Inc. - Class A	(10,751)	(326,185)
		(1,094,611)
Semiconductors - (0.6)%
Micron Technology, Inc.	(159)	(183,532)
Transportation - (1.2)%
Union Pacific Corp.	(1,323)	(359,856)
TOTAL COMMON STOCKS (Proceeds $6,525,287)		(6,518,167)
EXCHANGE TRADED FUNDS - (9.7)%
iShares Russell 2000	(5,078)	(1,525,685)
State Street SPDR S&P 500 ETF Trust	(2,054)	(1,533,866)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,017,348)		(3,059,551)
TOTAL SECURITIES SOLD SHORT - (30.5)% (Proceeds $9,542,635)		$(9,577,718)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

4

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 34.6%
United States Treasury Note/Bond
4.50%, 04/15/2027	$6,699,400	$6,723,437
3.50%, 01/31/2028	4,775,800	4,727,855
3.63%, 03/31/2028	13,080,100	12,964,116
4.25%, 02/28/2029	6,505,000	6,520,754
3.50%, 03/15/2029	9,000,000	8,851,641
4.63%, 04/30/2029	6,631,300	6,713,414
3.25%, 06/30/2029	26,191,900	25,529,941
4.00%, 02/28/2030	8,210,000	8,164,781
3.88%, 06/30/2030	6,100,000	6,033,043
3.63%, 09/30/2030	11,105,000	10,867,284
3.63%, 12/31/2030	10,355,000	10,118,776
3.88%, 04/30/2031	3,640,000	3,590,234
TOTAL U.S. TREASURY SECURITIES (Cost $111,539,102)		110,805,276
CORPORATE BONDS - 16.5%
Aerospace & Defense - 1.2%
Boeing Co.
3.25%, 02/01/2028	1,085,000	1,062,293
5.15%, 05/01/2030	880,000	890,957
Honeywell Aerospace, Inc., 4.00%, 03/16/2029(a)	1,315,000	1,297,504
RTX Corp., 4.13%, 11/16/2028	465,000	461,487
		3,712,241
Agriculture - 0.3%
Philip Morris International, Inc., 4.63%, 11/01/2029	860,000	861,762
Banks - 5.8%
Bank of America Corp., 4.48% (SOFR + 0.87%), 04/23/2030	1,560,000	1,550,757
Bank of Montreal, 4.55% (SOFR + 0.63%), 06/02/2029	690,000	688,766
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	260,000	256,464
BPCE SA, 5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031(a)	670,000	688,775
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	755,000	745,666
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	285,000	287,493
DNB Bank ASA, 4.83% to 03/30/2031 then SOFR + 1.13%, 03/30/2032(a)	650,000	648,185
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	440,000	456,531
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	525,000	530,483
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	2,840,000	2,873,625
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	1,820,000	1,811,065
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	5,180,000	5,095,580
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	405,000	401,150
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	2,550,000	2,578,484
		18,613,024

The accompanying notes are an integral part of these consolidated financial statements.

5

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Beverages - 0.0%(b)
Maple Parent Holdings Corp., 4.75%, 03/26/2029(a)	$130,000	$129,984
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	770,000	777,511
Electric - 0.9%
Chpe LLC, 4.88%, 06/30/2031(a)	540,000	539,363
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	735,000	742,105
Florida Power & Light Co., 4.40%, 05/15/2028	945,000	945,833
Wisconsin Public Service Corp., 4.25%, 01/15/2031	620,000	610,652
		2,837,953
Food - 1.6%
Kraft Heinz Foods Co., 3.88%, 05/15/2027	855,000	851,627
Mars, Inc.
4.60%, 03/01/2028(a)	1,375,000	1,377,832
4.80%, 03/01/2030(a)	3,050,000	3,061,145
		5,290,604
Healthcare-Products - 0.7%
Abbott Laboratories, 4.00%, 03/15/2031	525,000	512,015
Augusta SpinCo Corp.
4.40%, 03/23/2029	650,000	645,767
4.66%, 03/23/2031	1,045,000	1,037,827
		2,195,609
Healthcare-Services - 0.8%
HCA, Inc., 5.00%, 03/01/2028	1,005,000	1,010,871
UnitedHealth Group, Inc.
4.40%, 06/15/2028	410,000	409,912
4.25%, 01/15/2029	1,190,000	1,184,135
		2,604,918
Insurance - 0.1%
Brown & Brown, Inc., 4.60%, 12/23/2026	445,000	445,214
Internet - 0.3%
Amazon.com, Inc., 4.00%, 03/13/2029	1,020,000	1,010,267
Packaging & Containers - 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,470,000	1,500,051
Pharmaceuticals - 0.6%
AbbVie, Inc., 4.80%, 03/15/2029	335,000	337,732
CVS Health Corp.
5.00%, 01/30/2029	1,425,000	1,438,697
5.55%, 06/01/2031	200,000	206,115
		1,982,544
Pipelines - 0.5%
Energy Transfer LP, 6.05%, 12/01/2026	1,160,000	1,167,444
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	390,000	391,048
		1,558,492

The accompanying notes are an integral part of these consolidated financial statements.

6

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITS - 1.5%
American Homes 4 Rent LP, 4.90%, 02/15/2029	$850,000	$852,762
Essex Portfolio LP, 1.70%, 03/01/2028	465,000	444,336
Healthcare Realty Holdings LP
3.75%, 07/01/2027	1,905,000	1,893,188
2.05%, 03/15/2031	740,000	645,580
Kite Realty Group LP, 4.00%, 10/01/2026	960,000	958,744
		4,794,610
Retail - 0.2%
O’Reilly Automotive, Inc., 4.20%, 04/01/2030	550,000	541,481
Semiconductors - 0.2%
Broadcom, Inc.
4.60%, 07/15/2030	510,000	508,597
4.30%, 01/15/2031	230,000	226,420
		735,017
Software - 0.5%
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	280,000	277,094
Oracle Corp.
4.80%, 08/03/2028	540,000	539,303
4.95%, 02/04/2031	650,000	637,109
		1,453,506
Telecommunications - 0.5%
AT&T, Inc., 4.40%, 04/30/2031	390,000	383,696
T-Mobile USA, Inc., 4.85%, 01/15/2029	1,095,000	1,101,971
		1,485,667
Water - 0.1%
American Water Capital Corp., 4.63%, 06/01/2029	405,000	405,579
TOTAL CORPORATE BONDS (Cost $53,188,985)		52,936,034
MORTGAGE-BACKED SECURITIES - 9.1%
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.38% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor)(a)	1,000,000	1,000,312
ARES Commercial Mortgage Trust, Series 2026-TRON, Class A, 5.05% (1 mo. Term SOFR + 1.42%), 05/15/2043, (1.42% Floor)(a)	1,900,000	1,905,337
BX Trust
Series 2022-AHP, Class A, 4.62% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor)(a)	168,618	168,617
Series 2025-DELC, Class A, 5.18% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor)(a)	1,000,000	1,002,810
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037(a)	500,000	506,037
DK Trust, Series 2025-LXP, Class A, 5.23% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor)(a)	750,000	752,344
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/2041(a)	1,187,424	1,196,834

The accompanying notes are an integral part of these consolidated financial statements.

7

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 6.73% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(a)	$1,500,000	$1,518,408
Series 2022-R06, Class 1M2, 7.48% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor)(a)	1,500,000	1,536,352
Series 2022-R07, Class 1M2, 8.28% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(a)	550,000	568,931
Series 2022-R08, Class 1M2, 7.23% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(a)	500,000	513,180
Series 2023-R01, Class 1M2, 7.38% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(a)	250,000	258,829
Series 2023-R02, Class 1M2, 6.98% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(a)	970,000	1,000,058
Series 2023-R04, Class 1M2, 7.18% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(a)	1,500,000	1,560,525
Series 2023-R05, Class 1M2, 6.73% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(a)	750,000	774,761
Series 2023-R06, Class 1M2, 6.33% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor)(a)	600,000	613,448
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.13% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor)(a)	365,000	377,432
Series 2023-DNA2, Class M1B, 6.88% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(a)	1,500,000	1,555,149
Series 2023-HQA1, Class M1B, 7.13% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor)(a)	1,505,000	1,565,280
Series 2023-HQA3, Class M2, 6.98% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor)(a)	1,500,000	1,558,960
ILPT Trust, Series 2025-LPF2, Class A, 5.47%, 07/13/2042(a)(c)	1,250,000	1,256,912
KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.10% (1 mo. Term SOFR + 1.50%), 06/15/2043, (1.50% Floor)(a)	250,000	250,313
MCR Mortgage Trust, Series 2024-HTL, Class A, 5.38% (1 mo. Term SOFR + 1.76%), 02/15/2037, (1.76% Floor)(a)	805,692	805,084
MIRA Trust 2023-MILE, Series 2023-MILE, Class A, 6.75%, 06/10/2038(a)	750,000	765,165
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038(a)	350,000	338,665
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.02% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor)(a)	1,300,000	1,304,063
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.62% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(a)	800,000	799,999
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(a)(c)	1,250,000	1,259,471
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor)(a)	750,000	752,343
Stellar Management, Series 2025-IP, Class A, 5.42%, 06/10/2042(a)(c)	750,000	753,270
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-NYCH, Class A, 5.37% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor)(a)	1,000,000	996,250
TOTAL MORTGAGE-BACKED SECURITIES (Cost $29,449,249)		29,215,139

The accompanying notes are an integral part of these consolidated financial statements.

8

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMODITY POOLS - 8.3%
Galaxy Commodity-Polaris II Fund LLC(d)(e)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC	—	$6,598,949
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC	—	8,673,655
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)	—	11,363,780
TOTAL COMMODITY POOLS (Cost $24,523,662)		26,636,384

	Par
ASSET-BACKED SECURITIES - 8.3%
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	$122,532	123,059
BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.18%, 10/25/2027	187,405	187,396
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	600,000	597,867
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	398,385	399,336
Carvana Auto Receivables Trust
Series 2023-P1, Class A4, 5.94%, 01/10/2029(a)	382,961	385,815
Series 2024-P4, Class A3, 4.64%, 01/10/2030	409,317	410,039
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	243,803	243,538
Enterprise Fleet Financing, Series 2025-1, Class A3, 4.82%, 02/20/2029(a)	1,000,000	1,004,096
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/2029	250,000	249,628
Series 2024-D, Class A3, 4.61%, 08/15/2029	75,000	75,200
GM Financial Consumer Automobile Receivables Trust, Series 2026-2, Class A3, 4.15%, 08/18/2031	1,920,000	1,906,100
GM Financial Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	132,053	132,074
Series 2026-1, Class A3, 3.88%, 01/22/2029	1,000,000	993,112
Honda Auto Receivables Owner Trust
Series 2024-4, Class A3, 4.33%, 05/15/2029	425,251	425,432
Series 2026-1, Class A3, 3.78%, 09/23/2030	1,885,000	1,861,780
Hyundai Auto Receivables Trust, Series 2025-A, Class A2A, 4.33%, 12/15/2027	420,267	420,448
IPFS Corp.
Series 2025-B, Class A, 4.85%, 02/15/2030(a)	1,250,000	1,256,166
Series 2026-C, Class A, 4.29% (30 day avg SOFR US + 0.70%), 04/15/2030, (0.00% Floor)(a)	1,800,000	1,799,994
LAD Auto Receivables Trust
Series 2024-3A, Class A3, 4.52%, 03/15/2029(a)	248,366	248,652
Series 2026-1A, Class A3, 3.92%, 04/15/2031(a)	1,000,000	987,855
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030(a)	1,250,000	1,253,757
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/2029	1,000,000	1,004,549
MVW Owner Trust, Series 2025-1A, Class A, 4.97%, 09/22/2042(a)	591,189	591,446
OneMain Financial Issuance Trust, Series 2025-1A, Class A, 4.82%, 07/14/2038(a)	750,000	750,274
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, 07/15/2030(a)	900,000	895,334

The accompanying notes are an integral part of these consolidated financial statements.

9

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030(a)	$343,268	$343,600
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35%, 10/20/2027(a)	139,732	139,849
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	685,113	686,008
T-Mobile US Trust, Series 2024-2A, Class A, 4.25%, 05/21/2029(a)	250,000	249,857
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/2029	333,243	333,426
Series 2025-A, Class A3, 4.64%, 08/15/2029	1,000,000	1,003,482
Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.96%, 11/20/2028(a)	1,350,000	1,341,952
Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, 03/20/2030	1,590,000	1,593,118
World Omni Auto Receivables Trust, Series 2024-A, Class A3, 4.86%, 03/15/2029	135,312	135,734
World Omni Auto Trust
Series 2025-A, Class A3, 4.73%, 03/15/2030	1,000,000	1,003,835
Series 2026-A, Class A3, 3.86%, 05/15/2031	1,300,000	1,285,262
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, 12/15/2027	300,112	300,219
TOTAL ASSET-BACKED SECURITIES (Cost $26,665,670)		26,619,289
U.S. GOVERNMENT AGENCY ISSUES - 5.9%
Federal Farm Credit Banks Funding Corp
3.88%, 09/03/2026	400,000	399,918
1.00%, 10/07/2026	1,000,000	992,304
3.50%, 06/23/2027	425,000	422,688
4.25%, 01/14/2028	2,000,000	2,000,360
4.25%, 01/28/2028	2,388,000	2,390,140
3.75%, 04/14/2028	3,000,000	2,979,745
3.80%, 04/26/2028	2,000,000	1,985,453
Federal Home Loan Banks
3.63%, 09/04/2026	250,000	249,842
4.63%, 09/11/2026	250,000	250,308
4.00%, 10/09/2026	700,000	700,033
4.00%, 03/10/2027	3,000,000	2,999,375
4.13%, 09/10/2027	425,000	424,782
4.25%, 12/10/2027	1,100,000	1,101,034
4.13%, 06/01/2028	1,710,000	1,709,052
Federal National Mortgage Association, 1.88%, 09/24/2026	250,000	248,824
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $18,878,701)		18,853,858
TOTAL INVESTMENTS - 82.7% (Cost $264,245,369)		$265,065,980
Money Market Deposit Account - 9.2%(f)(g)		29,632,183
Other Assets in Excess of Liabilities - 8.1%(h)		25,939,765
TOTAL NET ASSETS - 100.0%		$320,637,928

The accompanying notes are an integral part of these consolidated financial statements.

10

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $49,303,134 or 15.4% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(d)	Non-income producing security.
(e)
Investment values using net asset value per share as practical expedient and is made through an investment in Galaxy Commodity – Polaris II Fund, LLC (“Galaxy”). See Note 2. Galaxy’s Investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgement, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade independent of other sub-managers in the Platform. In a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in a certain limited circumstances. The individual series of the Platform offer weekly redemptions.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(g)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $12,945.
(h)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the net value of these assets totals $31,419,033.
The accompanying notes are an integral part of these consolidated financial statements.

11

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	70	12/15/2026	$12,051,031	$3,320
3 Month Canadian Overnight Repo Rate Average	37	03/16/2027	6,360,700	2,393
3 Month Canadian Overnight Repo Rate Average	15	06/15/2027	2,574,696	1,479
3 Month Canadian Overnight Repo Rate Average	18	09/14/2027	3,085,828	346
3 Month Canadian Overnight Repo Rate Average	12	12/14/2027	2,055,632	(31)
3 Month Euribor	99	09/14/2026	27,570,855	42,094
3 Month Euribor	91	12/14/2026	25,323,412	60,401
3 Month Euribor	97	03/15/2027	26,983,390	34,829
3 Month Euribor	2	09/13/2027	556,558	(1)
3 Month Euribor	7	12/13/2027	1,948,655	(304)
3 Month Euribor	8	03/13/2028	2,227,377	(105)
3 Month Euribor	13	06/19/2028	3,619,487	621
3 Month Euribor	21	09/18/2028	5,846,264	1,400
3 Month Euribor	21	12/18/2028	5,845,364	1,684
3-Month Secured Overnight Financing Rate	281	09/14/2027	67,408,387	(45,348)
3-Month Secured Overnight Financing Rate	1	12/19/2028	240,550	(102)
3-Month Secured Overnight Financing Rate	8	03/20/2029	1,924,600	(250)
3-Month Secured Overnight Financing Rate	13	03/19/2030	3,126,987	(785)
3-Year Korea Treasury Bonds	16	09/15/2026	1,066,701	445
Arabica Coffee	1	09/18/2026	111,169	12,054
ASX SPI 200 Index	5	09/17/2026	759,506	(10,477)
Australian 90 Day Bank Bills	55	09/10/2026	37,661,264	22,966
Australian Dollar	14	09/14/2026	967,540	(8,877)
Australian Government 10 Year Bonds	13	09/15/2026	988,415	7,484
Brazilian Real	129	07/31/2026	2,476,800	8,895
Brent Crude Oil	7	07/31/2026	510,650	(10,612)
CAC40 10 Euro Index	14	07/17/2026	1,345,293	(5,208)
Canadian 10 Year Government Bonds	66	09/18/2026	5,636,002	24,587
Canadian Canola Oil	11	11/13/2026	114,060	(3,320)
Copper	6	09/28/2026	938,100	(7,562)
Cotton No. 2	3	12/08/2026	115,200	(4,336)
Crude Soybean Oil	65	12/14/2026	2,548,650	(115,260)
Dow Jones Industrial Average Index	3	09/18/2026	790,050	1,150
Euro BUXL 30 Year Bonds	17	09/08/2026	2,160,352	11,074
Euro STOXX 50 Quanto Index	37	09/18/2026	2,687,066	15,664
Euro STOXX Banks Index	63	09/18/2026	1,059,418	7,582
Euro/Japanese Yen Cross Currency Rate	10	09/14/2026	1,423,552	4,159
Euro-BOBL	28	09/08/2026	3,691,316	5,250
Euro-BTP Italian Government Bonds	82	09/08/2026	11,182,244	30,472
Euro-Bund	87	09/08/2026	12,658,341	27,052
Euro-Schatz	47	09/08/2026	5,690,265	886
European Rapeseed	5	07/31/2026	144,324	(5,470)
French Government Bonds	92	09/08/2026	12,612,157	27,616
FTSE 100 Index	18	09/18/2026	2,516,906	(2,738)
FTSE Bursa Malaysia KLCI Index	6	07/31/2026	122,906	374
FTSE China A50 Index	20	07/30/2026	310,280	(2,836)
FTSE/JSE Top 40 Index	1	09/17/2026	62,645	(249)
FTSE/MIB Index	1	09/18/2026	296,389	(6,343)

The accompanying notes are an integral part of these consolidated financial statements.

12

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
German Stock Index	1	09/18/2026	$718,007	$(3,144)
Gold	2	08/27/2026	807,700	(33,704)
Hang Seng China Enterprises Index	9	07/30/2026	432,222	734
Hang Seng Index	4	07/30/2026	582,620	(80)
ICE 3 Month SONIA Rate	9	03/16/2027	2,865,587	937
ICE 3 Month SONIA Rate	46	06/15/2027	14,636,419	29,626
ICE 3 Month SONIA Rate	4	09/14/2027	1,272,666	(236)
ICE 3 Month SONIA Rate	5	12/14/2027	1,591,413	(303)
ICE 3 Month SONIA Rate	6	03/14/2028	1,910,590	(122)
ICE 3 Month SONIA Rate	5	06/20/2028	1,592,490	(286)
ICE 3 Month SONIA Rate	11	09/19/2028	3,503,661	206
ICE 3 Month SONIA Rate	10	12/19/2028	3,184,649	41
ICE 3 Month SONIA Rate	8	03/20/2029	2,547,189	(455)
Japanese 10 Year Government Bonds	6	09/14/2026	4,714,905	(1,001)
KOSPI 200 Index	3	09/10/2026	670,464	(3,308)
Live Cattle	14	08/31/2026	1,357,580	(3,137)
London Metals - Aluminum(a)	14	07/13/2026	1,076,730	(166,368)
London Metals - Aluminum(a)	27	08/17/2026	2,081,248	(391,799)
London Metals - Aluminum(a)	18	09/14/2026	1,388,903	(153,182)
London Metals - Copper(a)	5	07/13/2026	1,670,735	(30,356)
London Metals - Copper(a)	6	08/17/2026	2,006,698	(101,704)
London Metals - Copper(a)	9	09/14/2026	3,010,601	(81,178)
London Metals - Lead(a)	1	09/14/2026	46,680	(2,766)
London Metals - Nickel(a)	5	07/13/2026	483,420	(89,759)
London Metals - Nickel(a)	7	08/17/2026	680,107	(124,961)
London Metals - Nickel(a)	3	09/14/2026	292,608	(31,680)
London Metals - Zinc(a)	16	07/13/2026	1,430,572	48,540
London Metals - Zinc(a)	17	08/17/2026	1,522,758	21,768
London Metals - Zinc(a)	24	09/14/2026	2,141,052	(10,303)
Long Gilt	56	09/28/2026	6,626,643	(5,168)
Low Sulphur Gas Oil	1	08/12/2026	91,100	4,073
Mexican Peso	169	09/14/2026	4,801,290	(40,203)
MSCI Emerging Markets Index	17	09/18/2026	1,493,705	2,263
MSCI Singapore Index	45	07/30/2026	1,664,174	(8,403)
Nasdaq 100 Index	2	09/18/2026	1,220,940	13,065
Natural Gas	13	07/29/2026	425,750	(4,048)
Natural Gas	1	10/28/2026	33,930	(442)
Nifty 50 Index	1	07/28/2026	48,009	25
Nikkei 225 Index	54	09/10/2026	2,331,105	90,404
Nikkei 225 Index	1	09/10/2026	216,135	3,013
Nikkei 225 Index	1	09/10/2026	431,686	6,578
Nikkei 225 Index	4	09/10/2026	1,426,800	42,800
NY Harbor ULSD	1	07/31/2026	135,622	5,509
OMXS30 Index	26	07/17/2026	862,613	14,040
Reformulated Gasoline Blendstock	10	07/31/2026	1,215,858	21,767
Robusta Coffee	2	09/24/2026	73,160	386
Russell 2000 Index	11	09/18/2026	1,675,080	29,202
S&P 500 Index	5	09/18/2026	1,887,063	(14,632)

The accompanying notes are an integral part of these consolidated financial statements.

13

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
S&P Mid Cap 400 Index	1	09/18/2026	$388,500	$5,800
S&P/Toronto Stock Exchange 60 Index	6	09/17/2026	1,739,355	(8,288)
SET50 Index	12	09/29/2026	75,604	1,260
SGX FTSE Taiwan Index	4	07/30/2026	646,880	1,450
Short-term Euro-BTP	19	09/08/2026	2,323,983	1,702
Silver	1	09/28/2026	299,610	(12,992)
South African Rand	42	09/14/2026	1,274,175	4,224
STOXX Europe 600 Index	20	09/18/2026	736,175	5,267
TOPIX Index	7	09/10/2026	1,723,362	(3,420)
U.S. Treasury 10 Year Notes	63	09/21/2026	6,923,109	(3,018)
U.S. Treasury 2 Year Notes	7	09/30/2026	1,442,930	(1,391)
U.S. Treasury 5 Year Note	27	09/30/2026	2,890,266	(2,806)
U.S. Treasury Long Bonds	48	09/21/2026	5,448,000	(3,350)
U.S. Treasury Ultra Bonds	20	09/21/2026	2,323,125	(13,929)
US Cocoa	2	09/15/2026	101,560	(816)
US Cocoa	1	12/15/2026	51,880	(2,422)
Zinc - 90 day settlement(a)	1	09/11/2026	89,260	(677)
				$(875,094)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(2)	09/21/2026	$224,937	$632
10-Year Korea Treasury Bonds	(11)	09/15/2026	761,544	(8,507)
3 Month Canadian Overnight Repo Rate Average	(49)	12/15/2026	8,435,722	(19,522)
3 Month Canadian Overnight Repo Rate Average	(94)	03/16/2027	16,159,616	(50,181)
3 Month Euribor	(4)	12/14/2026	1,113,117	(2,002)
3 Month Euribor	(17)	03/15/2027	4,729,048	(7,391)
3 Month Euribor	(7)	06/14/2027	1,947,355	(3,330)
3 Month Euribor	(2)	09/13/2027	556,559	(772)
3 Month Euribor	(32)	12/13/2027	8,908,135	(18,143)
3-Month Secured Overnight Financing Rate	(38)	12/15/2026	9,128,075	15,321
3-Month Secured Overnight Financing Rate	(84)	03/16/2027	20,151,600	16,852
3-Month Secured Overnight Financing Rate	(87)	06/15/2027	20,862,600	16,824
3-Month Secured Overnight Financing Rate	(72)	09/14/2027	17,271,900	9,600
3-Month Secured Overnight Financing Rate	(69)	12/14/2027	16,564,313	4,893
3-Month Secured Overnight Financing Rate	(40)	03/14/2028	9,611,000	(4,469)
3-Month Secured Overnight Financing Rate	(15)	06/20/2028	3,606,375	(1,938)
3-Month Secured Overnight Financing Rate	(289)	09/19/2028	69,504,500	31,846
3-Month Secured Overnight Financing Rate	(8)	12/19/2028	1,924,400	(1,238)
ASX SPI 200 Index	(1)	09/17/2026	151,901	553
Australian Dollar	(49)	09/14/2026	3,386,390	(11,309)
Australian Government 10 Year Bonds	(54)	09/15/2026	4,105,725	(6,578)
Australian Government 3 Year Bonds	(75)	09/15/2026	5,431,161	(9,558)
BOVESPA Index	(2)	08/12/2026	13,546	85
Brent Crude Oil	(12)	07/31/2026	875,400	6,406
Brent Crude Oil	(4)	08/28/2026	292,120	2,415
Brent Crude Oil	(1)	09/30/2026	72,930	339

The accompanying notes are an integral part of these consolidated financial statements.

14

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
British Pound	(117)	09/14/2026	$9,692,719	$(31,490)
CAC40 10 Euro Index	(3)	07/17/2026	288,277	(2,019)
Canadian Dollar	(431)	09/15/2026	30,445,840	238,001
CBOE Volatility Index	(4)	08/19/2026	75,796	6,622
CME Bitcoin Reference Rate (BRR)	(4)	07/31/2026	1,178,000	(4,063)
Copper	(2)	09/28/2026	312,700	(8,630)
Corn No. 2 Yellow	(26)	09/14/2026	541,775	8,837
Corn No. 2 Yellow	(112)	12/14/2026	2,441,600	42,393
Cotton No. 2	(2)	12/08/2026	76,800	(515)
Crude Oil	(6)	07/21/2026	417,000	13,617
Crude Oil	(2)	08/20/2026	138,540	2,056
Crude Soybean Oil	(3)	12/14/2026	117,630	1,355
Dow Jones Industrial Average Index	(2)	09/18/2026	526,700	(1,843)
Euro	(223)	09/14/2026	31,934,994	10,949
Euro STOXX 50 Quanto Index	(5)	09/18/2026	363,117	(3,183)
Euro-BOBL	(12)	09/08/2026	1,581,993	(8,827)
Euro-Schatz	(25)	09/08/2026	3,026,737	(6,933)
Frozen Concentrated Orange Juice	(1)	09/10/2026	24,788	125
FTSE China A50 Index	(23)	07/30/2026	356,822	(7,033)
FTSE/JSE Top 40 Index	(1)	09/17/2026	62,645	479
German Stock Index	(1)	09/18/2026	718,007	(602)
Gold	(2)	08/27/2026	807,700	2,955
Hang Seng Index	(15)	07/30/2026	2,184,824	1,415
Hard Red Winter Wheat	(3)	09/14/2026	93,787	1,918
ICE 3 Month SONIA Rate	(114)	12/15/2026	36,342,802	(154,552)
ICE 3 Month SONIA Rate	(40)	06/20/2028	12,739,922	(19,239)
ICE European Climate Exchange Emissions	(3)	12/14/2026	274,771	442
Japanese 10 Year Government Bonds	(6)	09/14/2026	4,714,905	(9,717)
Japanese Yen	(191)	09/14/2026	14,771,462	176,729
KOSDAQ 150 Index	(1)	09/10/2026	10,763	71
Lean Hogs	(18)	08/14/2026	707,040	(6,115)
Lean Hogs	(6)	10/14/2026	196,800	228
Live Cattle	(1)	08/31/2026	96,970	2,878
London Metals - Aluminum(a)	(14)	07/13/2026	1,076,730	209,488
London Metals - Aluminum(a)	(27)	08/17/2026	2,081,248	294,624
London Metals - Aluminum(a)	(13)	09/14/2026	1,003,096	76,696
London Metals - Copper(a)	(5)	07/13/2026	1,670,735	87,050
London Metals - Copper(a)	(6)	08/17/2026	2,006,699	53,732
London Metals - Copper(a)	(6)	09/14/2026	2,007,067	8,389
London Metals - Lead(a)	(1)	09/14/2026	46,680	2,482
London Metals - Nickel(a)	(5)	07/13/2026	483,420	90,074
London Metals - Nickel(a)	(7)	08/17/2026	680,107	82,202
London Metals - Nickel(a)	(2)	09/14/2026	195,072	13,772
London Metals - Zinc(a)	(16)	07/13/2026	1,430,572	(18,609)
London Metals - Zinc(a)	(17)	08/17/2026	1,522,758	15,703
London Metals - Zinc(a)	(10)	09/14/2026	892,105	(21,602)
Low Sulphur Gas Oil	(2)	08/12/2026	182,200	(2,228)
Low Sulphur Gas Oil	(1)	09/10/2026	88,275	249

The accompanying notes are an integral part of these consolidated financial statements.

15

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Mexican Peso	(93)	09/14/2026	$2,642,130	$(8,521)
Milling Wheat No. 2	(10)	09/10/2026	115,402	14
MSCI EAFE Index	(1)	09/18/2026	157,265	1,004
Nasdaq 100 Index	(2)	09/18/2026	1,220,940	(9,988)
Natural Gas	(9)	07/29/2026	294,750	(1,037)
Natural Gas	(2)	09/28/2026	64,260	(994)
New Zealand Dollar	(158)	09/14/2026	8,996,520	65,069
Nifty 50 Index	(9)	07/28/2026	432,081	2,859
NY Harbor ULSD	(5)	07/31/2026	678,111	(10,023)
NY Harbor ULSD	(1)	08/31/2026	132,724	(2,862)
Palladium	(1)	09/28/2026	121,090	2,958
Platinum	(1)	10/28/2026	78,290	1,322
Reformulated Gasoline Blendstock	(3)	07/31/2026	364,757	(1,841)
Reformulated Gasoline Blendstock	(2)	08/31/2026	229,412	(1,096)
Reformulated Gasoline Blendstock	(1)	09/30/2026	103,778	1,220
Russell 2000 Index	(5)	09/18/2026	761,400	(15,808)
S&P 500 Index	(6)	09/18/2026	2,264,475	(5,198)
S&P Mid Cap 400 Index	(1)	09/18/2026	388,500	(3,952)
Silver	(2)	09/28/2026	599,220	(10,825)
Soybean Meal	(57)	12/14/2026	1,727,670	5,083
Soybeans	(32)	11/13/2026	1,830,000	(3,404)
Sugar #11	(61)	09/30/2026	1,012,502	(33,409)
Swiss Franc	(84)	09/14/2026	13,099,275	110,360
U.S. Treasury 10 Year Notes	(33)	09/21/2026	3,626,391	8,785
U.S. Treasury 2 Year Notes	(183)	09/30/2026	37,722,305	17,116
U.S. Treasury 5 Year Note	(36)	09/30/2026	3,853,687	2,100
U.S. Treasury Long Bonds	(1)	09/21/2026	113,500	288
U.S. Treasury Ultra Bonds	(2)	09/21/2026	232,313	706
Wheat	(29)	09/14/2026	854,412	(1,803)
Zinc - 90 day settlement(a)	(1)	09/11/2026	89,261	441
				$1,207,723
Net Unrealized Appreciation (Depreciation)				$332,629

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

16

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank Global Markets, Inc.	08/05/2026	SEK	1,386,217	NOK	1,400,000	$1,896
Citibank Global Markets, Inc.	08/05/2026	USD	1,329,581	GBP	988,000	19,078
Deutsche Bank	07/15/2026	ILS	1,240,000	USD	416,605	250
Deutsche Bank	07/15/2026	USD	3,490,500	AUD	5,030,000	8,957
Deutsche Bank	07/15/2026	USD	4,048,651	BRL	20,860,000	22,990
Deutsche Bank	07/15/2026	USD	10,171,061	CHF	8,020,000	228,289
Deutsche Bank	07/15/2026	USD	755,209	CLP	689,000,000	7,690
Deutsche Bank	07/15/2026	USD	571,145	ILS	1,620,000	26,544
Deutsche Bank	07/15/2026	USD	458,840	KRW	703,000,000	4,968
Deutsche Bank	07/15/2026	USD	2,642,953	NOK	25,790,000	38,069
Deutsche Bank	07/15/2026	USD	8,862,981	NZD	15,090,000	287,697
Deutsche Bank	07/15/2026	USD	3,578,439	PLN	13,270,000	50,976
Deutsche Bank	07/15/2026	USD	5,904,340	SEK	55,820,000	142,633
Deutsche Bank	07/15/2026	USD	3,969,934	SGD	5,110,000	15,887
Deutsche Bank	07/15/2026	USD	998,241	ZAR	16,290,000	5,035
Deutsche Bank	07/15/2026	ZAR	49,060,000	USD	2,975,192	16,011
Merrill Lynch	07/15/2026	MXN	68,420,000	USD	3,902,380	5,097
Merrill Lynch	08/19/2026	MXN	18,630,000	USD	1,060,679	104
Merrill Lynch	07/15/2026	USD	11,032,415	CAD	15,340,000	208,791
Merrill Lynch	07/15/2026	USD	8,245,763	CNH	55,810,000	18,798
Merrill Lynch	07/15/2026	USD	18,635,701	EUR	16,180,000	136,670
Merrill Lynch	07/15/2026	USD	12,036,792	GBP	9,070,000	6,074
Merrill Lynch	07/15/2026	USD	11,714,019	JPY	1,877,000,000	155,796
Merrill Lynch	07/15/2026	USD	3,937,165	MXN	68,420,000	29,688
SG Americas Securities LLC	08/05/2026	GBP	650,000	AUD	1,234,422	8,113
SG Americas Securities LLC	07/06/2026	GBP	600,000	KRW	1,231,560,000	852
Citibank Global Markets, Inc.	08/05/2026	AUD	1,220,115	GBP	650,000	(18,011)
Citibank Global Markets, Inc.	08/05/2026	AUD	118,300	USD	84,834	(2,986)
Citibank Global Markets, Inc.	08/05/2026	CAD	3,206,655	GBP	1,729,000	(28,577)
Citibank Global Markets, Inc.	08/05/2026	CAD	180,971	USD	131,300	(3,484)
Citibank Global Markets, Inc.	08/05/2026	CHF	61,262	USD	78,650	(2,515)
Citibank Global Markets, Inc.	08/05/2026	EUR	4,771,000	GBP	4,138,399	(29,433)
Citibank Global Markets, Inc.	07/06/2026	KRW	400,210,000	GBP	200,000	(6,940)
Citibank Global Markets, Inc.	08/05/2026	NOK	20,319,000	SEK	20,274,400	(43,584)
Citibank Global Markets, Inc.	08/05/2026	NOK	728,142	USD	78,650	(5,127)
Citibank Global Markets, Inc.	08/05/2026	NZD	6,260,347	EUR	3,198,000	(99,589)
Citibank Global Markets, Inc.	08/05/2026	NZD	133,900	USD	79,831	(3,684)
Citibank Global Markets, Inc.	08/05/2026	SEK	727,082	USD	78,650	(3,509)
Deutsche Bank	07/15/2026	AUD	11,360,000	USD	7,988,537	(125,647)
Deutsche Bank	07/15/2026	BRL	37,190,000	USD	7,226,205	(49,105)
Deutsche Bank	07/15/2026	CHF	7,180,000	USD	8,990,821	(89,436)
Deutsche Bank	07/15/2026	CLP	511,000,000	USD	573,616	(19,215)
Deutsche Bank	07/15/2026	KRW	703,000,000	USD	460,291	(6,419)
Deutsche Bank	08/19/2026	KRW	380,000,000	USD	246,209	(696)
Deutsche Bank	07/15/2026	NOK	25,790,000	USD	2,712,616	(107,733)
Deutsche Bank	07/15/2026	NZD	9,620,000	USD	5,517,011	(50,196)
Deutsche Bank	07/15/2026	PLN	12,450,000	USD	3,371,418	(61,930)
Deutsche Bank	07/15/2026	SEK	33,940,000	USD	3,560,351	(57,085)

The accompanying notes are an integral part of these consolidated financial statements.

17

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	07/15/2026	SGD	5,110,000	USD	3,977,137	$(23,090)
Deutsche Bank	08/19/2026	SGD	560,000	USD	434,438	(16)
Deutsche Bank	08/19/2026	USD	1,470,369	NOK	14,590,000	(2,545)
Merrill Lynch	07/15/2026	CAD	10,580,000	USD	7,497,606	(32,551)
Merrill Lynch	07/15/2026	CNH	45,600,000	USD	6,752,945	(31,039)
Merrill Lynch	07/15/2026	EUR	12,220,000	USD	14,051,087	(79,632)
Merrill Lynch	07/15/2026	GBP	9,050,000	USD	12,035,284	(31,095)
Merrill Lynch	07/15/2026	JPY	1,074,000,000	USD	6,659,119	(45,623)
SG Americas Securities LLC	08/12/2026	KRW	2,384,464,500	EUR	1,350,000	(5,066)
SG Americas Securities LLC	07/06/2026	KRW	804,220,000	GBP	400,000	(11,426)
SG Americas Securities LLC	09/08/2026	KRW	1,127,929,000	GBP	550,000	(428)
Net Unrealized Appreciation (Depreciation)						$369,541

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

18

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INTEREST RATE SWAP CONTRACTS
June 30, 2026 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Receive	1 mo. SOFR	4.31%	01/22/2036		$1,150,000	$(9,607)
Receive	1 mo. SOFR	4.24%	01/22/2036		$2,300,000	(12,615)
Receive	1 mo. SOFR	4.24%	01/22/2036		$2,300,000	(12,875)
Receive	1 mo. SOFR	4.31%	01/22/2036		$1,200,000	(10,115)
Receive	1 mo. SOFR	4.24%	06/04/2036		$1,870,400	(7,803)
Receive	6 mo. EURIBOR	3.20%	09/11/2056	EUR	500,000	(13,057)
Receive	6 mo. EURIBOR	3.24%	11/09/2056	EUR	1,000,000	(35,183)
Receive	SONIA Interest Rate Benchmark	4.77%	07/21/2037	GBP	1,070,000	(34,506)
Receive	Stockholm Interbank Offered Rates 3 Month	3.24%	05/12/2035	SEK	51,000,000	(51,453)
Receive	Stockholm Interbank Offered Rates 3 Month	3.26%	12/05/2035	SEK	29,700,000	(31,749)
Receive	UK Retail Price Index	3.88%	11/15/2030	GBP	2,700,000	(78,183)
Receive	UK Retail Price Index	3.85%	11/15/2030	GBP	5,700,000	(153,409)
Receive	US CPI-U	2.63%	04/07/2035		$1,800,000	(22,224)
Receive	US CPI-U	2.65%	07/04/2035		$4,000,000	(56,360)
Pay	6 mo. EURIBOR	2.98%	09/11/2031	EUR	4,400,000	55,378
Pay	6 mo. EURIBOR	2.93%	09/11/2031	EUR	2,100,000	20,261
Pay	6 mo. EURIBOR	3.29%	05/12/2035	EUR	4,500,000	49,603
Pay	6 mo. EURIBOR	3.30%	12/05/2035	EUR	2,600,000	29,641
Pay	6 mo. EURIBOR	3.32%	01/22/2036	EUR	900,000	10,696
Pay	6 mo. EURIBOR	3.29%	01/22/2036	EUR	1,800,000	18,343
Pay	6 Month Australian Bank Bill Swap Rate	5.31%	01/21/2036	AUD	3,600,000	24,984
Pay	6 Month Australian Bank Bill Swap Rate	5.35%	01/21/2036	AUD	1,800,000	14,440
Pay	6 Month Australian Bank Bill Swap Rate	5.22%	06/03/2036	AUD	2,737,000	9,932
Pay	BR IDOR	14.18%	01/04/2027	BRL	28,972,501	4,304
Pay	BR IDOR	14.13%	04/01/2027	BRL	15,386,051	1,317
Pay	BR IDOR	14.03%	01/03/2028	BRL	18,495,508	2,576
Pay	BR IDOR	13.80%	03/01/2028	BRL	38,350,180	(21,590)
Pay	BR IDOR	14.03%	01/02/2029	BRL	8,873,122	(136)
Pay	BR IDOR	13.68%	02/01/2029	BRL	18,575,402	(32,335)
Pay	CDI	14.92%	01/03/2028	BRL	16,680,204	45,383
Pay	SONIA Interest Rate Benchmark	4.41%	07/21/2029	GBP	5,000,000	45,556
Total Interest Rate Swaps						$(250,786)

SG Americas Securities LLC is the counterparty for the interest rate swaps in the Fund.
There were no upfront premiums paid or received on the interest rate swaps.
Interest rate swaps generally settle net cash flows on a monthly basis.
6 mo. EURIBOR - was 2.57% as of June 30, 2026.
6 Month Australian Bank Bill Swap Rate - was 4.82% as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

19

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INTEREST RATE SWAP CONTRACTS
June 30, 2026 (Unaudited)(Continued)
BR IDOR - was 14.29% as of June 30, 2026.
CDI - Brazil Interbank Deposit Rate was 14.29% as of June 30, 2026.
SOFR - Secured Overnight Financing Rate was 3.63% as of June 30, 2026.
SONIA Interest Rate Benchmark - was 3.73% as of June 30, 2026.
Stockholm Interbank Offered Rates 3 Month - was 1.95% as of June 30, 2026.
UK Retail Price Index - was 3.00% as of June 30, 2026.
US CPI-U - Consumer Price Index for all Urban Consumers was – 3.50% as of June 30, 2026.
AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
SEK - Swedish Krona
The accompanying notes are an integral part of these consolidated financial statements.

20

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
June 30, 2026 (Unaudited)
LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized (Depreciation)	Counterparty
7/20/2029	LoCorr Hedged Core Index#	0.50%	Quarterly	$64,228,071	$(4,720,311)	$—	$(4,360,621)	Deutsche Bank AG

The underlying components of the basket as of June 30, 2026 are shown below:#

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
Brent Crude (ICE)	Aug-26	138	$10,174,081	5.11%
Soybean	Jan-27	155	8,842,316	4.44%
Natural Gas	Jan-27	185	7,392,701	3.72%
Live Cattle	Aug-26	40	3,918,354	1.97%
Gold	Aug-26	9	3,459,621	1.74%
Sugar No.11	Feb-27	189	3,351,278	1.68%
Gasoline RBOB	Jul-26	27	3,289,552	1.65%
Natural Gas	Apr-27	97	2,837,225	1.43%
Natural Gas	Jul-26	76	2,508,883	1.26%
WTI Crude (NYMEX)	Aug-26	35	2,430,898	1.22%
Natural Gas	Jul-27	73	2,400,866	1.21%
Natural Gas	Aug-27	70	2,301,249	1.16%
Corn	Dec-26	99	2,109,686	1.06%
Natural Gas	Aug-26	63	2,031,488	1.02%
Natural Gas	Feb-27	63	2,017,440	1.01%
Natural Gas (NYMEX)	Jul-26	212	1,755,594	0.88%
Natural Gas	Jun-27	52	1,694,041	0.85%
Natural Gas	May-27	55	1,671,677	0.84%
Silver	Sep-26	5	1,561,619	0.78%
Brent Crude (ICE)	Sep-26	19	1,390,047	0.70%
Lean Hogs	Aug-26	33	1,281,812	0.64%
Copper (COMEX)	Dec-26	8	1,191,330	0.60%
Cotton No. 2	Dec-26	25	975,468	0.49%
Platinum	Oct-26	12	955,765	0.48%
WTI Crude (NYMEX)	Sep-26	13	902,910	0.45%
Natural Gas	Sep-27	25	833,194	0.42%
Aluminum	Sep-26	11	827,005	0.42%
Natural Gas (NYMEX)	Sep-27	84	707,291	0.36%
Natural Gas (NYMEX)	Jul-27	84	696,454	0.35%
Total Purchase Contracts			75,509,845	37.94%

The accompanying notes are an integral part of these consolidated financial statements.

21

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Sale Contracts:(1)
Natural Gas	Dec-26	(488)	$21,584,076	10.84%
Brent Crude (ICE)	Jul-26	(184)	13,545,553	6.81%
Soybean	Nov-26	(222)	12,516,418	6.29%
Natural Gas	Mar-27	(296)	8,745,159	4.39%
Natural Gas	Jul-26	(216)	7,162,236	3.60%
Corn	Sep-26	(274)	5,591,402	2.81%
Gasoline RBOB	Aug-26	(39)	4,505,334	2.26%
Live Cattle	Oct-26	(44)	4,136,405	2.08%
WTI Crude (NYMEX)	Jul-26	(57)	4,039,375	2.03%
Sugar No.11	Sep-26	(180)	2,994,555	1.50%
Natural Gas	Oct-26	(53)	1,822,983	0.92%
Crude Palm Oil	Sep-26	(56)	1,544,034	0.78%
Soybean Meal	Dec-26	(43)	1,303,390	0.65%
Cotton No. 2	Mar-27	(29)	1,133,735	0.57%
Lean Hogs	Oct-26	(33)	1,073,422	0.54%
Heating Oil	Aug-26	(7)	894,107	0.45%
Canola	Nov-26	(82)	845,654	0.42%
European Carbon Emissions Allowance	Dec-26	(9)	828,464	0.42%
Wheat	Dec-26	(25)	731,657	0.37%
Milling Wheat	Sep-26	(63)	719,698	0.36%
Total Sale Contracts			95,717,657	48.09%
Other Futures Contracts			19,776,924	9.94%
Total Futures Contracts			191,004,426	95.97%
Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$6,905,192	3.47%
Other Cash and Foreign Currency			639,710	0.32%
Total Cash and Foreign Currency			7,544,902	3.79%
Forward Currency Contracts			484,884	0.24%
Total Underlying Positions			$199,034,212	100.00%

#
The investment is not a direct holding of LoCorr Hedged Core Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.
The accompanying notes are an integral part of these consolidated financial statements.

22

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 32.4%
United States Treasury Note/Bond
4.50%, 07/15/2026	$2,170,000	$2,170,634
4.50%, 04/15/2027	3,200,000	3,211,481
3.50%, 01/31/2028	4,045,000	4,004,392
3.63%, 03/31/2028	1,145,000	1,134,847
1.38%, 10/31/2028	1,760,000	1,651,994
4.25%, 02/28/2029	2,100,000	2,105,086
4.63%, 04/30/2029	16,460,000	16,663,821
3.25%, 06/30/2029	12,970,000	12,642,204
4.00%, 02/28/2030	26,330,000	26,184,979
3.88%, 06/30/2030	9,905,000	9,796,277
3.63%, 09/30/2030	21,370,000	20,912,549
3.88%, 04/30/2031	3,100,000	3,057,617
TOTAL U.S. TREASURY SECURITIES (Cost $104,440,218)		103,535,881
CORPORATE BONDS - 16.4%
Aerospace & Defense - 1.1%
Boeing Co.
3.25%, 02/01/2028	1,045,000	1,023,130
5.15%, 05/01/2030	840,000	850,459
Honeywell Aerospace, Inc., 4.00%, 03/16/2029(a)	1,260,000	1,243,236
RTX Corp., 4.13%, 11/16/2028	430,000	426,751
		3,543,576
Agriculture - 0.3%
Philip Morris International, Inc., 4.63%, 11/01/2029	820,000	821,681
Banks - 5.8%
Bank of America Corp., 4.48% (SOFR + 0.87%), 04/23/2030	1,485,000	1,476,201
Bank of Montreal, 4.55% (SOFR + 0.63%), 06/02/2029	660,000	658,819
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	275,000	271,260
BPCE SA, 5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031(a)	720,000	740,176
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	725,000	716,037
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	370,000	373,237
DNB Bank ASA, 4.83% to 03/30/2031 then SOFR + 1.13%, 03/30/2032(a)	680,000	678,102
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	410,000	425,404
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	490,000	495,117
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	2,710,000	2,742,085
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	1,580,000	1,572,244
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	5,315,000	5,228,380
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	565,000	559,629
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	2,440,000	2,467,256
		18,403,947

The accompanying notes are an integral part of these consolidated financial statements.

23

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Beverages - 0.0%(b)
Maple Parent Holdings Corp., 4.75%, 03/26/2029(a)	$125,000	$124,984
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	740,000	747,219
Electric - 1.0%
Chpe LLC, 4.88%, 06/30/2031(a)	520,000	519,387
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	690,000	696,670
Florida Power & Light Co., 4.40%, 05/15/2028	905,000	905,798
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	513,599	514,513
Wisconsin Public Service Corp., 4.25%, 01/15/2031	595,000	586,028
		3,222,396
Food - 1.6%
Kraft Heinz Foods Co., 3.88%, 05/15/2027	800,000	796,844
Mars, Inc.
4.60%, 03/01/2028(a)	1,365,000	1,367,811
4.80%, 03/01/2030(a)	3,070,000	3,081,219
		5,245,874
Healthcare-Products - 0.7%
Abbott Laboratories, 4.00%, 03/15/2031	530,000	516,892
Augusta SpinCo Corp.
4.40%, 03/23/2029	630,000	625,897
4.66%, 03/23/2031	1,040,000	1,032,861
		2,175,650
Healthcare-Services - 0.8%
HCA, Inc., 5.00%, 03/01/2028	965,000	970,637
UnitedHealth Group, Inc.
4.40%, 06/15/2028	395,000	394,915
4.25%, 01/15/2029	1,145,000	1,139,357
		2,504,909
Insurance - 0.1%
Brown & Brown, Inc., 4.60%, 12/23/2026	425,000	425,204
Internet - 0.3%
Amazon.com, Inc., 4.00%, 03/13/2029	980,000	970,648
Packaging & Containers - 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,425,000	1,454,131
Pharmaceuticals - 0.6%
AbbVie, Inc., 4.80%, 03/15/2029	320,000	322,610
CVS Health Corp.
5.00%, 01/30/2029	1,370,000	1,383,168
5.55%, 06/01/2031	215,000	221,574
		1,927,352

The accompanying notes are an integral part of these consolidated financial statements.

24

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - 0.5%
Energy Transfer LP, 6.05%, 12/01/2026	$1,115,000	$1,122,156
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	375,000	376,007
		1,498,163
REITS - 1.6%
American Homes 4 Rent LP, 4.90%, 02/15/2029	815,000	817,648
Essex Portfolio LP, 1.70%, 03/01/2028	455,000	434,781
Healthcare Realty Holdings LP
3.75%, 07/01/2027	2,020,000	2,007,475
2.05%, 03/15/2031	940,000	820,061
Kite Realty Group LP, 4.00%, 10/01/2026	910,000	908,809
		4,988,774
Retail - 0.2%
O’Reilly Automotive, Inc., 4.20%, 04/01/2030	555,000	546,404
Semiconductors - 0.2%
Broadcom, Inc.
4.60%, 07/15/2030	495,000	493,638
4.30%, 01/15/2031	225,000	221,498
		715,136
Software - 0.4%
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	275,000	272,146
Oracle Corp.
4.80%, 08/03/2028	520,000	519,328
4.95%, 02/04/2031	625,000	612,605
		1,404,079
Telecommunications - 0.4%
AT&T, Inc., 4.40%, 04/30/2031	395,000	388,615
T-Mobile USA, Inc., 4.85%, 01/15/2029	1,050,000	1,056,685
		1,445,300
Water - 0.1%
American Water Capital Corp., 4.63%, 06/01/2029	400,000	400,571
TOTAL CORPORATE BONDS (Cost $52,742,236)		52,565,998
	Shares
COMMODITY POOLS - 12.8%
Galaxy Commodity - Polaris Fund LLC(c)(d)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC		17,075,674
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC		15,322,328
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)		8,554,647
TOTAL COMMODITY POOLS (Cost $39,728,124)		40,952,649

The accompanying notes are an integral part of these consolidated financial statements.

25

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - 11.2%
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(e)	$16,241	$15,799
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 5.32% (1 mo. Term SOFR + 1.69%), 07/15/2041, (1.69% Floor)(a)	500,000	502,280
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	1,850,000	1,863,186
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.32% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(a)	1,008,348	1,009,608
BX Trust, Series 2025-DELC, Class A, 5.18% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor)(a)	700,000	701,967
DK Trust, Series 2025-LXP, Class A, 5.23% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor)(a)	750,000	752,344
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 6.73% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(a)	1,640,000	1,660,126
Series 2022-R05, Class 2M2, 6.63% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor)(a)	128,601	130,102
Series 2022-R06, Class 1M2, 7.48% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor)(a)	915,000	937,174
Series 2022-R07, Class 1M2, 8.28% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(a)	1,870,000	1,934,365
Series 2022-R08, Class 1M2, 7.23% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(a)	2,140,000	2,196,412
Series 2023-R01, Class 1M2, 7.38% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(a)	2,830,000	2,929,941
Series 2023-R02, Class 1M2, 6.98% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(a)	2,000,000	2,061,975
Series 2023-R04, Class 1M2, 7.18% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(a)	2,000,000	2,080,701
Series 2023-R05, Class 1M2, 6.73% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(a)	225,000	232,428
Series 2023-R08, Class 1M2, 6.13% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor)(a)	880,000	895,131
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1B, 6.88% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(a)	2,195,000	2,275,701
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(e)	158,271	157,477
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(e)	494,322	458,964
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	535,373	527,327
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038(a)	1,800,000	1,741,708
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056(a)(e)	63,241	60,574
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.02% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor)(a)	430,000	431,344
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.62% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(a)	1,000,000	999,999

The accompanying notes are an integral part of these consolidated financial statements.

26

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 4.62% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor)(a)	$3,250,000	$3,083,754
PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.88% (1 mo. Term SOFR + 1.25%), 03/15/2043, (1.25% Floor)(a)	1,150,000	1,150,360
SMR Mortgage Trust, Series 2022-IND, Class A, 5.28% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor)(a)	3,373,083	3,373,081
TX Trust, Series 2024-HOU, Class A, 5.22% (1 mo. Term SOFR + 1.59%), 06/15/2039, (1.59% Floor)(a)	600,000	599,312
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-NYCH, Class A, 5.37% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor)(a)	1,100,000	1,095,875
TOTAL MORTGAGE-BACKED SECURITIES (Cost $36,230,709)		35,859,015
ASSET-BACKED SECURITIES - 8.2%
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	2,810,000	2,832,321
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 4.81% (1 mo. Term SOFR + 1.16%), 01/25/2034, (1.05% Floor)	206,855	226,888
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 5.39% (1 mo. Term SOFR + 1.76%), 03/15/2032, (1.65% Floor)	14,899	17,813
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	1,703,199	1,710,525
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	2,863,394	2,870,229
CNH Equipment Trust, Series 2026-A, Class A3, 4.00%, 05/15/2031	2,640,000	2,610,469
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(a)	547,252	525,864
Ford Credit Auto Owner Trust, Series 2024-D, Class A3, 4.61%, 08/15/2029	800,000	802,133
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/2028	626,553	630,401
GM Financial Leasing Trust, Series 2026-1, Class A3, 3.88%, 01/22/2029	1,000,000	993,112
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	1,027,936	1,032,484
Series 2026-1, Class A3, 3.78%, 09/23/2030	2,515,000	2,484,019
IPFS Corp., Series 2024-D, Class A, 5.34%, 04/15/2029(a)	1,890,000	1,903,191
LAD Auto Receivables Trust, Series 2026-1A, Class A3, 3.92%, 04/15/2031(a)	1,075,000	1,061,944
Marriott Vacations Worldwide Corp., Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	196,759	191,840
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(a)	314,682	287,824
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	1,498,313	1,471,657
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	1,662,141	1,672,546
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,015,585	1,017,076
World Omni Auto Trust, Series 2026-A, Class A3, 3.86%, 05/15/2031	1,730,000	1,710,386
TOTAL ASSET-BACKED SECURITIES (Cost $26,130,962)		26,052,722

The accompanying notes are an integral part of these consolidated financial statements.

27

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 5.3%
Federal Farm Credit Banks Funding Corp, 3.50%, 01/21/2028	$7,500,000	$7,427,269
Federal Home Loan Banks
1.10%, 02/25/2028	6,475,000	6,149,374
4.13%, 06/01/2028	3,285,000	3,283,179
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032	2,481	2,309
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $16,915,960)		16,862,131
TOTAL INVESTMENTS - 86.3% (Cost $276,188,209)		$275,828,396
Money Market Deposit Account - 4.1%(f)(g)		13,126,456
Other Assets in Excess of Liabilities - 9.6%(h)		30,723,600
TOTAL NET ASSETS - 100.0%		$319,678,452

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $48,592,022 or 15.2% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
Investment valued using net asset value per share as practical expedient. See Note 2. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(g)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $46,637.
(h)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $456,395.
The accompanying notes are an integral part of these consolidated financial statements.

28

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
June 30, 2026 (Unaudited)
LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized Appreciation	Counterparty
12/17/2027	LoCorr Commodities Index#	0.50%	Quarterly	$51,211,224	$29,637,074	$ (26,110,903)	$3,526,171	Deutsche Bank AG

#
Comprised of a proprietary basket of Commodity Trading Advisor’s “CTA”) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments. See Notes 2 & 3.

The underlying components of the basket as of June 30, 2026 are shown below:#

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
Brent Crude (ICE)	Aug-26	395	$29,129,711	5.77%
Soybean	Jan-27	442	25,316,699	5.02%
Natural Gas	Jan-27	374	14,923,029	2.96%
Live Cattle	Aug-26	116	11,218,756	2.23%
Gold	Aug-26	24	9,905,343	1.97%
Sugar No.11	Feb-27	542	9,595,145	1.90%
Gasoline RBOB	Jul-26	77	9,418,414	1.87%
WTI Crude (NYMEX)	Aug-26	99	6,959,977	1.38%
Corn	Dec-26	282	6,040,305	1.20%
Natural Gas	Apr-27	196	5,727,271	1.14%
Natural Gas	Aug-26	172	5,557,217	1.10%
Henry Hub Last-Day Financial	Jul-26	153	5,064,472	1.01%
Natural Gas	Jul-27	146	4,846,428	0.96%
Natural Gas	Aug-27	141	4,645,339	0.92%
Silver	Sep-26	15	4,471,119	0.89%
Natural Gas	Feb-27	128	4,072,438	0.81%
Brent Crude (ICE)	Sep-26	54	3,979,885	0.79%
Lean Hogs	Aug-26	93	3,669,993	0.73%
Natural Gas (NYMEX)	Jul-26	428	3,543,871	0.70%
Natural Gas	Jun-27	105	3,419,619	0.68%
Copper (COMEX)	Dec-26	21	3,410,933	0.68%
Natural Gas	May-27	111	3,374,476	0.67%
Cotton No. 2	Dec-26	73	2,792,892	0.55%
Platinum	Oct-26	35	2,736,480	0.54%
WTI Crude (NYMEX)	Sep-26	37	2,585,150	0.51%
Aluminum	Sep-26	30	2,367,824	0.47%
White Sugar	Jul-26	83	1,980,113	0.39%
Heating Oil	Jul-26	13	1,812,326	0.36%
Total Purchase Contracts			192,565,225	38.20%

The accompanying notes are an integral part of these consolidated financial statements.

29

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Sale Contracts:(1)
Natural Gas	Dec-26	(984)	$43,569,975	8.65%
Brent Crude (ICE)	Jul-26	(525)	38,782,678	7.70%
Soybean	Nov-26	(634)	35,836,130	7.12%
Natural Gas	Mar-27	(597)	17,653,123	3.50%
Natural Gas	Jul-26	(511)	16,903,618	3.36%
Corn	Sep-26	(784)	16,008,910	3.18%
Gasoline RBOB	Aug-26	(112)	12,899,357	2.56%
Live Cattle	Oct-26	(125)	11,843,064	2.35%
WTI Crude (NYMEX)	Jul-26	(165)	11,565,256	2.30%
Sugar No.11	Sep-26	(514)	8,573,798	1.70%
Crude Palm Oil	Sep-26	(159)	4,420,771	0.88%
Soybean Meal	Dec-26	(124)	3,731,775	0.74%
Natural Gas	Oct-26	(99)	3,417,153	0.68%
Cotton No. 2	Mar-27	(83)	3,246,032	0.64%
Lean Hogs	Oct-26	(93)	3,073,345	0.61%
Heating Oil	Aug-26	(19)	2,559,945	0.51%
Canola	Nov-26	(234)	2,421,217	0.48%
European Carbon Emissions Allowance	Dec-26	(26)	2,372,000	0.47%
Wheat	Dec-26	(70)	2,094,830	0.42%
Milling Wheat	Sep-26	(179)	2,060,587	0.41%
Coffee	Dec-26	(16)	1,730,470	0.34%
Total Sale Contracts			244,764,034	48.60%
Other Futures Contracts			47,785,106	9.48%
Total Futures Contracts			485,114,365	96.29%
Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$15,473,845	3.07%
Other Cash and Foreign Currency			1,831,720	0.36%
Total Cash and Foreign Currency			17,305,565	3.43%
Forward Currency Contracts			1,388,202	0.28%
Total Underlying Positions			$503,808,132	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.
The accompanying notes are an integral part of these consolidated financial statements.

30

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 39.4%
United States Treasury Note/Bond
4.50%, 07/15/2026	$140,000	$140,041
4.13%, 02/15/2027	2,755,000	2,756,601
4.50%, 04/15/2027	5,805,000	5,825,828
3.38%, 02/29/2028	3,045,000	3,007,651
3.63%, 03/31/2028	9,135,000	9,053,998
1.38%, 10/31/2028	5,670,000	5,322,048
3.75%, 12/31/2028	19,970,000	19,777,321
3.50%, 02/15/2029	31,605,000	31,092,653
4.25%, 02/28/2029	116,425,000	116,706,967
3.50%, 03/15/2029	9,000,000	8,851,641
4.63%, 04/30/2029	127,815,000	129,397,709
3.25%, 06/30/2029	90,490,000	88,203,006
4.00%, 02/28/2030	94,525,000	94,004,374
3.88%, 06/30/2030	26,035,000	25,749,225
3.63%, 09/30/2030	65,335,000	63,936,423
3.63%, 12/31/2030	53,100,000	51,888,656
3.88%, 04/30/2031	14,750,000	14,548,340
TOTAL U.S. TREASURY SECURITIES (Cost $673,780,916)		670,262,482
CORPORATE BONDS - 19.0%
Aerospace & Defense - 1.3%
Boeing Co.
3.25%, 02/01/2028	6,690,000	6,549,988
5.15%, 05/01/2030	5,275,000	5,340,682
Honeywell Aerospace, Inc., 4.00%, 03/16/2029(a)	8,120,000	8,011,965
RTX Corp., 4.13%, 11/16/2028	2,800,000	2,778,847
		22,681,482
Agriculture - 0.3%
Philip Morris International, Inc., 4.63%, 11/01/2029	5,185,000	5,195,626
Banks - 6.7%
Bank of America Corp., 4.48% (SOFR + 0.87%), 04/23/2030	9,550,000	9,493,415
Bank of Montreal, 4.55% (SOFR + 0.63%), 06/02/2029	4,235,000	4,227,424
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	1,730,000	1,706,471
BPCE SA, 5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031(a)	4,105,000	4,220,034
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	4,580,000	4,523,378
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	1,930,000	1,946,885
DNB Bank ASA, 4.83% to 03/30/2031 then SOFR + 1.13%, 03/30/2032(a)	3,910,000	3,899,084
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	2,635,000	2,733,997
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	3,165,000	3,198,054
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	17,280,000	17,484,590

The accompanying notes are an integral part of these consolidated financial statements.

31

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	$10,565,000	$10,513,135
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	31,445,000	30,932,530
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	2,840,000	2,813,001
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	15,525,000	15,698,420
		113,390,418
Beverages - 0.0%(b)
Maple Parent Holdings Corp., 4.75%, 03/26/2029(a)	760,000	759,905
Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028	4,630,000	4,675,166
Electric - 1.1%
Chpe LLC, 4.88%, 06/30/2031(a)	3,310,000	3,306,098
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	4,450,000	4,493,017
Florida Power & Light Co., 4.40%, 05/15/2028	5,690,000	5,695,015
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	816,564	818,017
Wisconsin Public Service Corp., 4.25%, 01/15/2031	3,755,000	3,698,382
		18,010,529
Food - 1.9%
Kraft Heinz Foods Co., 3.88%, 05/15/2027	5,100,000	5,079,883
Mars, Inc.
4.60%, 03/01/2028(a)	8,375,000	8,392,248
4.80%, 03/01/2030(a)	18,865,000	18,933,936
		32,406,067
Healthcare-Products - 0.8%
Abbott Laboratories, 4.00%, 03/15/2031	3,175,000	3,096,475
Augusta SpinCo Corp.
4.40%, 03/23/2029	3,965,000	3,939,176
4.66%, 03/23/2031	6,440,000	6,395,795
		13,431,446
Healthcare-Services - 0.9%
HCA, Inc., 5.00%, 03/01/2028	6,190,000	6,226,162
UnitedHealth Group, Inc.
4.40%, 06/15/2028	2,475,000	2,474,467
4.25%, 01/15/2029	7,320,000	7,283,924
		15,984,553
Insurance - 0.2%
Brown & Brown, Inc., 4.60%, 12/23/2026	2,675,000	2,676,286
Internet - 0.4%
Amazon.com, Inc., 4.00%, 03/13/2029	6,220,000	6,160,646

The accompanying notes are an integral part of these consolidated financial statements.

32

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Packaging & Containers - 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/2029	$9,030,000	$9,214,600
Pharmaceuticals - 0.7%
AbbVie, Inc., 4.80%, 03/15/2029	2,005,000	2,021,354
CVS Health Corp.
5.00%, 01/30/2029	8,715,000	8,798,766
5.55%, 06/01/2031	1,250,000	1,288,217
		12,108,337
Pipelines - 0.6%
Energy Transfer LP, 6.05%, 12/01/2026	7,025,000	7,070,082
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	2,345,000	2,351,299
		9,421,381
REITS - 1.7%
American Homes 4 Rent LP, 4.90%, 02/15/2029	5,130,000	5,146,671
Essex Portfolio LP, 1.70%, 03/01/2028	2,810,000	2,685,130
Healthcare Realty Holdings LP
3.75%, 07/01/2027	11,615,000	11,542,981
2.05%, 03/15/2031	4,560,000	3,978,167
Kite Realty Group LP, 4.00%, 10/01/2026	5,755,000	5,747,468
		29,100,417
Retail - 0.2%
O’Reilly Automotive, Inc., 4.20%, 04/01/2030	3,405,000	3,352,263
Semiconductors - 0.3%
Broadcom, Inc.
4.60%, 07/15/2030	3,085,000	3,076,511
4.30%, 01/15/2031	1,405,000	1,383,132
		4,459,643
Software - 0.5%
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	1,725,000	1,707,096
Oracle Corp.
4.80%, 08/03/2028	3,270,000	3,265,777
4.95%, 02/04/2031	3,945,000	3,866,764
		8,839,637
Telecommunications - 0.5%
AT&T, Inc., 4.40%, 04/30/2031	2,350,000	2,312,011
T-Mobile USA, Inc., 4.85%, 01/15/2029	6,760,000	6,803,037
		9,115,048
Water - 0.1%
American Water Capital Corp., 4.63%, 06/01/2029	2,530,000	2,533,614
TOTAL CORPORATE BONDS (Cost $324,317,182)		323,517,064

The accompanying notes are an integral part of these consolidated financial statements.

33

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - 11.7%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 4.89% (1 mo. Term SOFR + 1.26%), 04/15/2034, (1.15% Floor)(a)	$3,150,000	$2,992,500
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(c)	38,979	37,917
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.38% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor)(a)	10,000,000	10,003,125
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 5.32% (1 mo. Term SOFR + 1.69%), 07/15/2041, (1.69% Floor)(a)	1,420,000	1,426,476
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	7,135,000	7,185,853
BLP Commercial Mortgage Trust
Series 2024-IND2, Class B, 5.32% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(a)	2,614,094	2,617,362
Series 2025-IND2, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 12/15/2042, (1.50% Floor)(a)	5,000,000	5,009,365
BX Trust
Series 2022-AHP, Class A, 4.62% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor)(a)	180,795	180,795
Series 2022-VAMF, Class B, 4.91% (1 mo. Term SOFR + 1.28%), 01/15/2039, (1.28% Floor)(a)	957,943	957,644
Series 2024-XL5, Class A, 5.02% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor)(a)	1,835,451	1,837,745
Series 2025-BCAT, Class A, 5.01% (1 mo. Term SOFR + 1.38%), 08/15/2042, (1.38% Floor)(a)	1,179,754	1,182,335
Series 2025-DELC, Class A, 5.18% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor)(a)	2,000,000	2,005,620
Series 2026-RISE, Class A, 4.93% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor)(a)	6,750,000	6,758,432
Series 2026-XL6, Class A, 4.83% (1 mo. Term SOFR + 1.20%), 03/15/2043, (1.20% Floor)(a)	2,893,412	2,893,412
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/2050	2,300,000	2,268,784
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037(a)	1,000,000	1,012,075
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/2041(a)	1,620,834	1,633,679
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.13% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor)(a)	4,790,000	4,872,875
Series 2022-R04, Class 1M2, 6.73% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(a)	3,350,000	3,391,112
Series 2022-R05, Class 2M2, 6.63% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor)(a)	375,910	380,299
Series 2022-R06, Class 1M2, 7.48% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor)(a)	10,835,000	11,097,580
Series 2022-R07, Class 1M2, 8.28% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(a)	4,255,706	4,402,186
Series 2022-R08, Class 1M2, 7.23% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(a)	6,105,000	6,265,932

The accompanying notes are an integral part of these consolidated financial statements.

34

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2023-R01, Class 1M2, 7.38% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(a)	$4,400,000	$4,555,386
Series 2023-R02, Class 1M2, 6.98% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(a)	5,000,000	5,154,938
Series 2023-R04, Class 1M2, 7.18% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(a)	5,302,000	5,515,937
Series 2023-R05, Class 1M2, 6.73% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(a)	1,875,000	1,936,903
Series 2023-R06, Class 1M2, 6.33% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor)(a)	3,060,000	3,128,583
Series 2023-R08, Class 1M2, 6.13% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor)(a)	740,000	752,724
Series 2024-R02, Class 1M2, 5.43% (30 day avg SOFR US + 1.80%), 02/25/2044, (0.00% Floor)(a)	530,000	533,969
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.13% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor)(a)	7,820,000	8,086,349
Series 2022-DNA6, Class M1B, 7.33% (30 day avg SOFR US + 3.70%), 09/25/2042, (0.00% Floor)(a)	3,010,000	3,105,012
Series 2023-DNA1, Class M1B, 6.73% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor)(a)	2,085,000	2,151,277
Series 2023-DNA2, Class M1B, 6.88% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(a)	5,210,000	5,401,550
Series 2023-HQA1, Class M1B, 7.13% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor)(a)	10,230,000	10,639,743
Series 2023-HQA3, Class M2, 6.98% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor)(a)	4,150,000	4,313,122
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(c)	324,999	323,370
GS Mortgage Securities Corp. II, Series 2017-GS6, Class A3, 3.43%, 05/10/2050	2,000,000	1,973,501
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(c)	714,020	662,948
GSAT Trust 2025-BMF, Series 2025-BMF, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 07/15/2040, (1.50% Floor)(a)	2,900,000	2,900,692
ICNQ 2024-MF Mortgage Trust, Series 2024-MF, Class A, 5.78%, 12/10/2034(a)	2,000,000	2,037,243
KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.10% (1 mo. Term SOFR + 1.50%), 06/15/2043, (1.50% Floor)(a)	750,000	750,938
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036(a)	637,192	621,849
MCR Mortgage Trust, Series 2024-HTL, Class A, 5.38% (1 mo. Term SOFR + 1.76%), 02/15/2037, (1.76% Floor)(a)	1,973,946	1,972,455
MILE Trust 2025-STNE, Series 2025-STNE, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 07/15/2042, (1.50% Floor)(a)	3,100,000	3,117,124
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038(a)	3,700,000	3,580,178

The accompanying notes are an integral part of these consolidated financial statements.

35

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056(a)(c)	$395,143	$378,476
Series 2017-2A, Class A3, 4.00%, 03/25/2057(a)(c)	595,954	573,886
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.02% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor)(a)	6,070,000	6,088,972
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.62% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(a)	5,650,000	5,649,992
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(a)(c)	3,100,000	3,123,488
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 4.62% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor)(a)	5,750,000	5,455,872
PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.88% (1 mo. Term SOFR + 1.25%), 03/15/2043, (1.25% Floor)(a)	5,325,000	5,326,667
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor)(a)	4,750,000	4,764,836
SMR Mortgage Trust, Series 2022-IND, Class A, 5.28% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor)(a)	1,888,927	1,888,926
TX Trust, Series 2024-HOU, Class A, 5.22% (1 mo. Term SOFR + 1.59%), 06/15/2039, (1.59% Floor)(a)	2,000,000	1,997,705
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-B33RP, Class A, 4.98% (1 mo. Term SOFR + 1.35%), 08/15/2042, (1.35% Floor)(a)	5,249,429	5,252,694
Series 2025-NYCH, Class A, 5.37% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor)(a)	3,750,000	3,735,937
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.07%, 09/15/2057(c)	294,707	284,562
TOTAL MORTGAGE-BACKED SECURITIES (Cost $199,263,094)		198,150,907
ASSET-BACKED SECURITIES - 8.6%
American Express Travel Related Services Co., Inc.
Series 2024-1, Class A, 5.23%, 04/15/2029	9,350,000	9,424,272
Series 2025-2, Class A, 4.28%, 04/15/2030	570,000	569,274
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 4.81% (1 mo. Term SOFR + 1.16%), 01/25/2034, (1.05% Floor)	482,744	529,496
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	2,560,924	2,571,940
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	11,045,231	11,071,596
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 01/10/2030	216,938	217,321
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	2,706,211	2,703,268
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(a)	547,252	525,864
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	2,341,878	2,352,800
Series 2024-C, Class A3, 4.07%, 07/15/2029	8,075,000	8,062,992
Series 2024-D, Class A3, 4.61%, 08/15/2029	3,400,000	3,409,066
GM Financial Consumer Automobile Receivables Trust
Series 2024-2, Class A3, 5.10%, 03/16/2029	2,960,333	2,972,396
Series 2026-2, Class A3, 4.15%, 08/18/2031	11,487,000	11,403,839

The accompanying notes are an integral part of these consolidated financial statements.

36

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
GM Financial Leasing Trust
Series 2024-2, Class A3, 5.39%, 07/20/2027	$1,593,898	$1,595,369
Series 2026-1, Class A3, 3.88%, 01/22/2029	2,750,000	2,731,058
Hilton Grand Vacations, Inc., Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	2,065,193	2,089,588
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	1,685,221	1,692,678
Series 2026-1, Class A3, 3.78%, 09/23/2030	10,475,000	10,345,963
IPFS Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	4,000,000	4,014,319
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	4,440,000	4,470,989
Series 2026-C, Class A, 4.29% (30 day avg SOFR US + 0.70%), 04/15/2030, (0.00% Floor)(a)	7,400,000	7,399,976
LAD Auto Receivables Trust, Series 2026-1A, Class A3, 3.92%, 04/15/2031(a)	4,115,000	4,065,024
Marriott Vacations Worldwide Corp., Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	481,721	469,677
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3, 3.88%, 04/16/2029	6,900,000	6,859,507
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	2,407,886	2,424,636
Series 2025-1A, Class A, 4.97%, 09/22/2042(a)	3,354,654	3,356,113
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(a)	865,376	791,517
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030(a)	1,029,803	1,030,800
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	275,111	278,909
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	899,792	785,536
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,300,000	1,306,546
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	5,767,275	5,664,672
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	170,756	170,857
Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	2,323,156	2,326,191
Toyota Auto Receivables Owner Trust
Series 2024-B, Class A3, 5.33%, 01/16/2029	7,745,579	7,794,064
Series 2026-B, Class A3, 4.13%, 12/16/2030	5,830,000	5,789,819
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	2,412,014	2,415,554
World Omni Auto Trust, Series 2026-A, Class A3, 3.86%, 05/15/2031	7,215,000	7,133,201
World Omni Automobile Lease Securitization Trust, Series 2024-A, Class A3, 5.26%, 10/15/2027	3,134,235	3,139,577
TOTAL ASSET-BACKED SECURITIES (Cost $146,343,675)		145,956,264
U.S. GOVERNMENT AGENCY ISSUES - 7.0%
Federal Farm Credit Banks Funding Corp
4.75%, 12/14/2026	3,725,000	3,737,153
3.75%, 04/14/2028	22,000,000	21,851,461
Federal Farm Credit Banks Funding Corp., 4.50%, 08/14/2026	11,900,000	11,907,393

The accompanying notes are an integral part of these consolidated financial statements.

37

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - (Continued)
Federal Home Loan Banks
1.10%, 02/25/2028	$11,160,000	$10,598,768
4.13%, 06/01/2028	10,955,000	10,948,927
Federal National Mortgage Association
1.88%, 09/24/2026	26,835,000	26,708,785
0.75%, 10/08/2027	34,505,000	33,082,510
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $118,722,885)		118,834,997
TOTAL INVESTMENTS - 85.7% (Cost $1,462,427,752)		$1,456,721,714
Money Market Deposit Account - 4.6%(e)		77,391,259
Other Assets in Excess of Liabilities - 9.7%(f)		165,737,561
TOTAL NET ASSETS - 100.0%		$1,699,850,534

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $278,021,600 or 16.4% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(e)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $14,594.
(f)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $156,440,236.
The accompanying notes are an integral part of these consolidated financial statements.

38

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	753	12/15/2026	$129,634,664	$35,942
3 Month Canadian Overnight Repo Rate Average	398	03/16/2027	68,420,501	23,842
3 Month Canadian Overnight Repo Rate Average	163	06/15/2027	27,978,362	15,670
3 Month Canadian Overnight Repo Rate Average	197	09/14/2027	33,772,669	4,990
3 Month Canadian Overnight Repo Rate Average	125	12/14/2027	21,412,833	811
3 Month Euribor	1,134	09/14/2026	315,811,614	437,300
3 Month Euribor	981	12/14/2026	272,991,945	555,366
3 Month Euribor	1,020	03/15/2027	283,742,859	366,242
3 Month Euribor	5	06/14/2027	1,390,968	(4)
3 Month Euribor	18	09/13/2027	5,009,027	(142)
3 Month Euribor	73	12/13/2027	20,321,684	(3,026)
3 Month Euribor	82	03/13/2028	22,830,610	(922)
3 Month Euribor	137	06/19/2028	38,143,824	6,417
3 Month Euribor	233	09/18/2028	64,865,688	15,485
3 Month Euribor	228	12/18/2028	63,463,951	18,443
3-Month Secured Overnight Financing Rate	2,957	09/14/2027	709,347,338	(383,069)
3-Month Secured Overnight Financing Rate	15	12/19/2028	3,608,250	(1,526)
3-Month Secured Overnight Financing Rate	78	03/20/2029	18,764,850	(2,630)
3-Month Secured Overnight Financing Rate	142	03/19/2030	34,156,325	(9,412)
3-Year Korea Treasury Bonds	167	09/15/2026	11,133,693	4,822
Aluminum - 90 day settlement(a)	1	07/01/2026	77,105	(8,791)
Aluminum - 90 day settlement(a)	2	07/02/2026	153,494	(20,098)
Aluminum - 90 day settlement(a)	1	08/07/2026	77,182	(11,358)
Aluminum - 90 day settlement(a)	1	08/19/2026	77,111	(14,166)
Aluminum - 90 day settlement(a)	1	09/01/2026	77,011	(16,416)
Aluminum - 90 day settlement(a)	2	09/11/2026	154,298	(17,397)
Aluminum - 90 day settlement(a)	2	09/25/2026	154,275	(729)
Arabica Coffee	11	09/18/2026	1,222,856	21,851
ASX SPI 200 Index	61	09/17/2026	9,265,972	(110,304)
Australian 90 Day Bank Bills	601	09/10/2026	411,534,905	234,874
Australian Dollar	160	09/14/2026	11,057,600	(92,042)
Australian Government 10 Year Bonds	144	09/15/2026	10,948,600	79,967
Brazilian Real	1,384	07/31/2026	26,572,800	95,339
Brent Crude Oil	70	07/31/2026	5,106,500	(76,255)
British Pound	2	09/14/2026	165,687	(4)
CAC40 10 Euro Index	149	07/17/2026	14,317,756	(57,883)
Canadian 10 Year Government Bonds	728	09/18/2026	62,166,811	276,040
Canadian Canola Oil	114	11/13/2026	1,182,079	(39,552)
Copper	68	09/28/2026	10,631,800	(100,921)
Copper - 90 day settlement(a)	1	07/03/2026	333,957	25,812
Copper - 90 day settlement(a)	1	07/08/2026	334,098	12,718
Copper - 90 day settlement(a)	1	07/09/2026	334,222	8,145
Copper - 90 day settlement(a)	1	07/21/2026	334,284	2,735
Copper - 90 day settlement(a)	1	07/24/2026	334,340	5,732
Copper - 90 day settlement(a)	1	08/04/2026	334,390	(78)
Copper - 90 day settlement(a)	2	08/07/2026	668,816	(27,981)

The accompanying notes are an integral part of these consolidated financial statements.

39

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Copper - 90 day settlement(a)	2	08/14/2026	$668,887	$(5,943)
Copper - 90 day settlement(a)	1	09/23/2026	334,350	3,175
Corn No. 2 Yellow	1	07/14/2026	82,550	5,634
Cotton No. 2	33	12/08/2026	1,267,200	(64,765)
Crude Soybean Oil	702	12/14/2026	27,525,420	(1,272,700)
Dow Jones Industrial Average Index	37	09/18/2026	9,743,950	30,477
Euro BUXL 30 Year Bonds	187	09/08/2026	23,763,871	97,576
Euro STOXX 50 Quanto Index	392	09/18/2026	28,468,373	163,731
Euro STOXX Banks Index	670	09/18/2026	11,266,825	80,670
Euro/Japanese Yen Cross Currency Rate	105	09/14/2026	14,947,300	42,125
Euro-BOBL	301	09/08/2026	39,681,650	29,866
Euro-BTP Italian Government Bonds	904	09/08/2026	123,277,423	347,477
Euro-Bund	960	09/08/2026	139,678,245	297,710
Euro-Schatz	512	09/08/2026	61,987,569	1,903
European Rapeseed	56	07/31/2026	1,616,431	(62,343)
French Government Bonds	1,009	09/08/2026	138,322,463	290,507
FTSE 100 Index	192	09/18/2026	26,846,994	(61,792)
FTSE Bursa Malaysia KLCI Index	69	07/31/2026	1,413,421	4,402
FTSE China A50 Index	221	07/30/2026	3,428,594	(30,792)
FTSE/JSE Top 40 Index	11	09/17/2026	689,098	(3,770)
FTSE/MIB Index	13	09/18/2026	3,853,062	(26,555)
German Stock Index	9	09/18/2026	6,462,066	(2,330)
Gold	28	08/27/2026	11,307,800	(280,124)
Hang Seng China Enterprises Index	92	07/30/2026	4,418,266	(10,161)
Hang Seng Index	37	07/30/2026	5,389,233	(23,060)
IBEX 35 Index	2	07/17/2026	443,250	4,569
ICE 3 Month SONIA Rate	98	03/16/2027	31,203,060	10,823
ICE 3 Month SONIA Rate	471	06/15/2027	149,864,204	303,939
ICE 3 Month SONIA Rate	49	09/14/2027	15,590,156	(2,251)
ICE 3 Month SONIA Rate	49	12/14/2027	15,595,843	(3,212)
ICE 3 Month SONIA Rate	56	03/14/2028	17,832,177	(897)
ICE 3 Month SONIA Rate	50	06/20/2028	15,924,903	(1,406)
ICE 3 Month SONIA Rate	114	09/19/2028	36,310,669	1,837
ICE 3 Month SONIA Rate	109	12/19/2028	34,712,674	2,356
ICE 3 Month SONIA Rate	91	03/20/2029	28,974,270	(1,540)
Japanese 10 Year Government Bonds	64	09/14/2026	50,292,321	(9,893)
KOSPI 200 Index	25	09/10/2026	5,587,201	251,243
Lead - 90 day settlement(a)	1	07/23/2026	46,189	(2,694)
Lead - 90 day settlement(a)	1	08/04/2026	46,351	(3,198)
Lead - 90 day settlement(a)	1	08/10/2026	46,397	(3,307)
Lean Hogs	4	08/14/2026	157,120	(831)
Live Cattle	149	08/31/2026	14,448,530	(20,559)
London Metals - Aluminum(a)	156	07/13/2026	11,997,843	(1,915,484)
London Metals - Aluminum(a)	293	08/17/2026	22,585,392	(4,246,448)
London Metals - Aluminum(a)	178	09/14/2026	13,734,703	(1,461,654)
London Metals - Copper(a)	51	07/13/2026	17,041,497	(305,542)
London Metals - Copper(a)	62	08/17/2026	20,735,885	(1,018,314)

The accompanying notes are an integral part of these consolidated financial statements.

40

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
London Metals - Copper(a)	110	09/14/2026	$36,796,237	$(915,878)
London Metals - Lead(a)	16	09/14/2026	746,888	(50,553)
London Metals - Nickel(a)	52	07/13/2026	5,027,565	(945,383)
London Metals - Nickel(a)	81	08/17/2026	7,869,807	(1,437,536)
London Metals - Nickel(a)	51	09/14/2026	4,974,342	(578,434)
London Metals - Zinc(a)	182	07/13/2026	16,272,756	562,317
London Metals - Zinc(a)	191	08/17/2026	17,108,634	247,386
London Metals - Zinc(a)	259	09/14/2026	23,105,519	(141,611)
Long Gilt	610	09/28/2026	72,183,077	(41,796)
Low Sulphur Gas Oil	12	08/12/2026	1,093,200	41,276
Mexican Peso	1,827	09/14/2026	51,905,070	(427,449)
MSCI Emerging Markets Index	173	09/18/2026	15,200,645	(46,577)
MSCI Singapore Index	482	07/30/2026	17,825,152	(87,687)
Nasdaq 100 Index	28	09/18/2026	17,093,160	49,034
Natural Gas	149	07/29/2026	4,879,750	(40,494)
Natural Gas	20	07/30/2026	738,627	15,619
Natural Gas	6	10/28/2026	203,580	(1,961)
Natural Gas	2	11/25/2026	79,600	(224)
Nickel - 90 day settlement(a)	1	07/09/2026	96,662	(9,451)
Nickel - 90 day settlement(a)	1	08/05/2026	96,979	(16,540)
Nickel - 90 day settlement(a)	1	08/25/2026	97,218	(16,711)
Nifty 50 Index	6	07/28/2026	288,054	(1,375)
Nikkei 225 Index	7	09/10/2026	1,512,946	17,675
Nikkei 225 Index	583	09/10/2026	25,167,299	963,084
Nikkei 225 Index	13	09/10/2026	5,611,919	91,731
Nikkei 225 Index	45	09/10/2026	16,051,500	857,946
NY Harbor ULSD	11	07/31/2026	1,491,844	49,610
OMXS30 Index	281	07/17/2026	9,322,859	151,857
Platinum	6	10/28/2026	469,740	(32,982)
Reformulated Gasoline Blendstock	104	07/31/2026	12,644,923	218,612
Robusta Coffee	17	09/24/2026	621,860	6,047
Russell 2000 Index	118	09/18/2026	17,969,040	297,449
S&P 500 Index	51	09/18/2026	19,248,037	(82,441)
S&P Mid Cap 400 Index	19	09/18/2026	7,381,500	84,429
S&P/Toronto Stock Exchange 60 Index	68	09/17/2026	19,712,688	(71,879)
SET50 Index	135	09/29/2026	850,544	14,104
SGX FTSE Taiwan Index	46	07/30/2026	7,439,120	45,791
Short-term Euro-BTP	207	09/08/2026	25,319,184	16,625
Silver	15	09/28/2026	4,494,150	(216,403)
South African Rand	454	09/14/2026	13,773,225	41,013
STOXX Europe 600 Index	222	09/18/2026	8,171,538	58,529
TOPIX Index	75	09/10/2026	18,464,590	(54,340)
U.S. Treasury 10 Year Notes	702	09/21/2026	77,143,219	(43,102)
U.S. Treasury 2 Year Notes	73	09/30/2026	15,047,695	(2,446)
U.S. Treasury 5 Year Note	291	09/30/2026	31,150,640	(12,717)
U.S. Treasury Long Bonds	526	09/21/2026	59,701,000	(8,541)

The accompanying notes are an integral part of these consolidated financial statements.

41

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	218	09/21/2026	$25,322,063	$(148,722)
US Cocoa	17	09/15/2026	863,260	8,811
US Cocoa	16	12/15/2026	830,080	359
Wheat	1	07/14/2026	87,113	438
Zinc - 90 day settlement(a)	1	08/07/2026	89,668	3,014
Zinc - 90 day settlement(a)	1	09/11/2026	89,261	(677)
Zinc - 90 day settlement(a)	1	09/18/2026	88,923	(1,295)
Zinc - 90 day settlement(a)	3	09/21/2026	266,694	2,748
				$(9,207,409)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(18)	09/21/2026	$2,024,437	$5,720
10-Year Korea Treasury Bonds	(121)	09/15/2026	8,376,983	(94,139)
3 Month Canadian Overnight Repo Rate Average	(540)	12/15/2026	92,965,098	(199,041)
3 Month Canadian Overnight Repo Rate Average	(1,034)	03/16/2027	177,755,773	(509,543)
3 Month Euribor	(48)	12/14/2026	13,357,404	(24,872)
3 Month Euribor	(179)	03/15/2027	49,794,090	(79,993)
3 Month Euribor	(82)	06/14/2027	22,811,871	(37,858)
3 Month Euribor	(24)	09/13/2027	6,678,702	(9,519)
3 Month Euribor	(328)	12/13/2027	91,308,387	(172,957)
3-Month Secured Overnight Financing Rate	(417)	12/15/2026	100,168,613	168,541
3-Month Secured Overnight Financing Rate	(893)	03/16/2027	214,230,700	174,941
3-Month Secured Overnight Financing Rate	(944)	06/15/2027	226,371,200	179,455
3-Month Secured Overnight Financing Rate	(778)	09/14/2027	186,632,475	113,821
3-Month Secured Overnight Financing Rate	(744)	12/14/2027	178,606,500	68,097
3-Month Secured Overnight Financing Rate	(442)	03/14/2028	106,201,550	(48,726)
3-Month Secured Overnight Financing Rate	(167)	06/20/2028	40,150,975	(21,358)
3-Month Secured Overnight Financing Rate	(3,044)	09/19/2028	732,082,000	262,586
3-Month Secured Overnight Financing Rate	(86)	12/19/2028	20,687,300	(13,800)
Aluminum - 90 day settlement(a)	(1)	07/01/2026	77,105	10,931
Aluminum - 90 day settlement(a)	(2)	07/02/2026	153,493	20,219
Aluminum - 90 day settlement(a)	(1)	08/07/2026	77,182	11,861
Aluminum - 90 day settlement(a)	(1)	08/19/2026	77,111	14,103
Aluminum - 90 day settlement(a)	(1)	09/01/2026	77,011	15,531
Aluminum - 90 day settlement(a)	(2)	09/11/2026	154,297	14,199
Aluminum - 90 day settlement(a)	(2)	09/25/2026	154,275	5,063
Arabica Coffee	(5)	09/18/2026	555,844	(75,798)
ASX SPI 200 Index	(14)	09/17/2026	2,126,617	5,645
Australian Dollar	(525)	09/14/2026	36,282,750	(116,708)
Australian Government 10 Year Bonds	(584)	09/15/2026	44,402,657	(71,364)
Australian Government 3 Year Bonds	(810)	09/15/2026	58,656,534	(101,187)
Brent Crude Oil	(139)	07/31/2026	10,140,050	78,941
Brent Crude Oil	(51)	08/28/2026	3,724,530	21,127
Brent Crude Oil	(8)	09/30/2026	583,440	2,839
Brent Crude Oil	(4)	10/30/2026	290,960	1,385
Brent Crude Oil	(2)	11/30/2026	144,960	478

The accompanying notes are an integral part of these consolidated financial statements.

42

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Brent Crude Oil	(2)	12/30/2026	$144,360	$658
British Pound	(1,263)	09/14/2026	104,631,656	(332,261)
CAC40 10 Euro Index	(32)	07/17/2026	3,074,954	(19,451)
Canadian Dollar	(4,628)	09/15/2026	326,921,920	2,514,511
CBOE Volatility Index	(45)	08/19/2026	852,705	73,297
CME Bitcoin Reference Rate (BRR)	(37)	07/31/2026	10,896,500	(40,686)
Copper	(27)	09/28/2026	4,221,450	(89,517)
Copper - 90 day settlement(a)	(1)	07/03/2026	333,957	(24,075)
Copper - 90 day settlement(a)	(1)	07/08/2026	334,098	(14,927)
Copper - 90 day settlement(a)	(1)	07/09/2026	334,222	(12,073)
Copper - 90 day settlement(a)	(1)	07/21/2026	334,284	(1,506)
Copper - 90 day settlement(a)	(1)	07/24/2026	334,340	(8,662)
Copper - 90 day settlement(a)	(1)	08/04/2026	334,390	(1,955)
Copper - 90 day settlement(a)	(2)	08/07/2026	668,816	14,134
Copper - 90 day settlement(a)	(2)	08/14/2026	668,887	6,184
Copper - 90 day settlement(a)	(1)	09/23/2026	334,350	(6,919)
Corn No. 2 Yellow	(292)	09/14/2026	6,084,550	100,425
Corn No. 2 Yellow	(1,215)	12/14/2026	26,487,000	433,794
Cotton No. 2	(22)	12/08/2026	844,800	(4,138)
Crude Oil	(72)	07/21/2026	5,004,000	78,546
Crude Oil	(22)	08/20/2026	1,523,940	22,270
Crude Oil	(4)	11/20/2026	273,400	602
Crude Soybean Oil	(33)	12/14/2026	1,293,930	10,953
Dow Jones Industrial Average Index	(25)	09/18/2026	6,583,750	(34,237)
Ether Dollar Reference Rate	(5)	07/31/2026	395,375	(1,778)
Euro	(2,392)	09/14/2026	342,549,350	123,150
Euro STOXX 50 Quanto Index	(52)	09/18/2026	3,776,417	(27,208)
Euro-BOBL	(131)	09/08/2026	17,270,087	(95,141)
Euro-Schatz	(274)	09/08/2026	33,173,035	(79,696)
Frozen Concentrated Orange Juice	(13)	09/10/2026	322,238	(9,663)
FTSE China A50 Index	(253)	07/30/2026	3,925,042	(77,530)
FTSE/JSE Top 40 Index	(13)	09/17/2026	814,389	14,066
German Stock Index	(15)	09/18/2026	10,770,110	(71,037)
Gold	(23)	08/27/2026	9,288,550	23,008
Hang Seng Index	(160)	07/30/2026	23,304,794	(9,965)
Hard Red Winter Wheat	(37)	09/14/2026	1,156,712	18,937
ICE 3 Month SONIA Rate	(1,252)	12/15/2026	399,133,229	(1,518,541)
ICE 3 Month SONIA Rate	(409)	06/20/2028	130,265,705	(196,718)
ICE European Climate Exchange Emissions	(32)	12/14/2026	2,930,896	12,010
Japanese 10 Year Government Bonds	(65)	09/14/2026	51,078,139	(97,297)
Japanese Yen	(2,054)	09/14/2026	158,851,225	1,889,190
KOSDAQ 150 Index	(12)	09/10/2026	129,155	232
KOSPI 200 Index	(3)	09/10/2026	670,464	(9,135)
Lead - 90 day settlement(a)	(1)	07/23/2026	46,189	2,697
Lead - 90 day settlement(a)	(1)	08/04/2026	46,351	3,139
Lead - 90 day settlement(a)	(1)	08/10/2026	46,397	3,384

The accompanying notes are an integral part of these consolidated financial statements.

43

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Lean Hogs	(174)	08/14/2026	$6,834,720	$(67,693)
Lean Hogs	(83)	10/14/2026	2,722,400	(7,552)
Live Cattle	(10)	08/31/2026	969,700	19,326
London Metals - Aluminum(a)	(156)	07/13/2026	11,997,843	2,334,297
London Metals - Aluminum(a)	(293)	08/17/2026	22,585,392	3,167,363
London Metals - Aluminum(a)	(126)	09/14/2026	9,722,318	675,748
London Metals - Copper(a)	(51)	07/13/2026	17,041,497	907,663
London Metals - Copper(a)	(62)	08/17/2026	20,735,885	541,010
London Metals - Copper(a)	(71)	09/14/2026	23,750,299	184,846
London Metals - Lead(a)	(17)	09/14/2026	793,568	59,041
London Metals - Nickel(a)	(52)	07/13/2026	5,027,565	936,530
London Metals - Nickel(a)	(81)	08/17/2026	7,869,807	975,381
London Metals - Nickel(a)	(42)	09/14/2026	4,096,517	390,247
London Metals - Zinc(a)	(182)	07/13/2026	16,272,756	(211,728)
London Metals - Zinc(a)	(191)	08/17/2026	17,108,634	159,799
London Metals - Zinc(a)	(110)	09/14/2026	9,813,155	(202,929)
Low Sulphur Gas Oil	(20)	08/12/2026	1,822,000	(33,003)
Low Sulphur Gas Oil	(6)	09/10/2026	529,650	(7,932)
Low Sulphur Gas Oil	(3)	10/12/2026	258,375	(1,054)
Mexican Peso	(979)	09/14/2026	27,813,390	(88,132)
Milling Wheat No. 2	(103)	09/10/2026	1,188,643	2,414
MSCI EAFE Index	(14)	09/18/2026	2,201,710	10,218
Nasdaq 100 Index	(22)	09/18/2026	13,430,340	(127,276)
Natural Gas	(99)	07/29/2026	3,242,250	(25,261)
Natural Gas	(1)	08/27/2026	31,940	(732)
Natural Gas	(17)	09/28/2026	546,210	(7,492)
New Zealand Dollar	(1,688)	09/14/2026	96,114,720	572,226
Nickel - 90 day settlement(a)	(1)	07/09/2026	96,662	8,548
Nickel - 90 day settlement(a)	(1)	08/05/2026	96,979	17,141
Nickel - 90 day settlement(a)	(1)	08/25/2026	97,218	16,469
Nifty 50 Index	(95)	07/28/2026	4,560,855	33,081
Nikkei 225 Index	(2)	09/10/2026	432,270	(80)
NY Harbor ULSD	(57)	07/31/2026	7,730,465	(121,535)
NY Harbor ULSD	(10)	08/31/2026	1,327,242	(23,571)
NY Harbor ULSD	(4)	09/30/2026	520,934	(11,141)
NY Harbor ULSD	(3)	10/30/2026	382,360	(2,987)
Palladium	(10)	09/28/2026	1,210,900	27,480
Platinum	(8)	10/28/2026	626,320	11,815
Reformulated Gasoline Blendstock	(39)	07/31/2026	4,741,846	(31,700)
Reformulated Gasoline Blendstock	(24)	08/31/2026	2,752,949	7,878
Reformulated Gasoline Blendstock	(12)	09/30/2026	1,245,334	4,153
Reformulated Gasoline Blendstock	(4)	10/30/2026	394,094	1,228
Russell 2000 Index	(55)	09/18/2026	8,375,400	(112,841)
S&P 500 Index	(62)	09/18/2026	23,399,575	(66,457)
S&P Mid Cap 400 Index	(10)	09/18/2026	3,885,000	(36,747)
SGX FTSE Taiwan Index	(3)	07/30/2026	485,160	(20,137)

The accompanying notes are an integral part of these consolidated financial statements.

44

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Silver	(20)	09/28/2026	$5,992,200	$(114,696)
Soybean Meal	(619)	12/14/2026	18,761,890	38,637
Soybeans	(350)	11/13/2026	20,015,625	(53,892)
Sugar #11	(661)	09/30/2026	10,971,542	(352,738)
Swiss Franc	(907)	09/14/2026	141,440,981	1,040,448
U.S. Treasury 10 Year Notes	(347)	09/21/2026	38,132,047	92,635
U.S. Treasury 2 Year Notes	(1,988)	09/30/2026	409,792,030	173,827
U.S. Treasury 5 Year Note	(383)	09/30/2026	40,998,953	28,618
U.S. Treasury Long Bonds	(15)	09/21/2026	1,702,500	4,211
U.S. Treasury Ultra Bonds	(18)	09/21/2026	2,090,813	7,402
US Cocoa	(5)	09/15/2026	253,900	(28,892)
Wheat	(310)	09/14/2026	9,133,375	(12,550)
Zinc - 90 day settlement(a)	(1)	08/07/2026	89,668	(4,345)
Zinc - 90 day settlement(a)	(1)	09/11/2026	89,261	441
Zinc - 90 day settlement(a)	(1)	09/18/2026	88,923	533
Zinc - 90 day settlement(a)	(3)	09/21/2026	266,694	(5,208)
				$12,830,044
Net Unrealized Appreciation (Depreciation)				$3,622,635

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

45

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank Global Markets, Inc.	08/05/2026	SEK	15,248,387	NOK	15,400,000	$20,858
Citibank Global Markets, Inc.	08/05/2026	USD	13,909,465	GBP	10,336,000	199,588
Deutsche Bank	07/15/2026	ILS	13,680,000	USD	4,596,366	2,490
Deutsche Bank	07/15/2026	USD	38,520,374	AUD	55,510,000	98,808
Deutsche Bank	07/15/2026	USD	44,614,883	BRL	229,870,000	253,497
Deutsche Bank	07/15/2026	USD	112,337,483	CHF	88,580,000	2,520,680
Deutsche Bank	07/15/2026	USD	8,318,167	CLP	7,589,000,000	84,614
Deutsche Bank	07/15/2026	USD	6,290,309	ILS	17,840,000	292,970
Deutsche Bank	07/15/2026	USD	5,066,912	KRW	7,763,000,000	54,954
Deutsche Bank	07/15/2026	USD	29,168,862	NOK	284,630,000	420,203
Deutsche Bank	07/15/2026	USD	97,751,397	NZD	166,430,000	3,173,231
Deutsche Bank	07/15/2026	USD	39,473,966	PLN	146,380,000	562,893
Deutsche Bank	07/15/2026	USD	65,155,011	SEK	615,980,000	1,573,919
Deutsche Bank	07/15/2026	USD	43,793,751	SGD	56,370,000	175,433
Deutsche Bank	07/15/2026	USD	11,014,359	ZAR	179,740,000	55,556
Deutsche Bank	07/15/2026	ZAR	541,390,000	USD	32,832,030	176,684
Merrill Lynch	07/15/2026	MXN	755,030,000	USD	43,063,636	56,242
Merrill Lynch	08/19/2026	MXN	205,630,000	USD	11,707,327	1,143
Merrill Lynch	07/15/2026	USD	121,700,677	CAD	169,220,000	2,302,137
Merrill Lynch	07/15/2026	USD	91,012,228	CNH	616,000,000	207,530
Merrill Lynch	07/15/2026	USD	205,716,140	EUR	178,610,000	1,506,510
Merrill Lynch	07/15/2026	USD	132,802,314	GBP	100,070,000	66,489
Merrill Lynch	07/15/2026	USD	129,166,585	JPY	20,697,000,000	1,718,237
Merrill Lynch	07/15/2026	USD	43,447,498	MXN	755,030,000	327,620
SG Americas Securities LLC	08/05/2026	GBP	6,800,000	AUD	12,913,948	84,875
SG Americas Securities LLC	07/06/2026	GBP	6,100,000	KRW	12,520,860,000	8,666
Citibank Global Markets, Inc.	08/05/2026	AUD	12,764,280	GBP	6,800,000	(188,426)
Citibank Global Markets, Inc.	08/05/2026	AUD	1,237,600	USD	887,495	(31,236)
Citibank Global Markets, Inc.	08/05/2026	CAD	33,546,547	GBP	18,088,000	(298,955)
Citibank Global Markets, Inc.	08/05/2026	CAD	1,893,233	USD	1,373,600	(36,443)
Citibank Global Markets, Inc.	08/05/2026	CHF	640,895	USD	822,800	(26,312)
Citibank Global Markets, Inc.	08/05/2026	EUR	49,912,000	GBP	43,294,018	(307,914)
Citibank Global Markets, Inc.	07/06/2026	KRW	8,604,515,000	GBP	4,300,000	(149,201)
Citibank Global Markets, Inc.	08/05/2026	NOK	212,568,000	SEK	212,101,413	(455,957)
Citibank Global Markets, Inc.	08/05/2026	NOK	7,617,482	USD	822,800	(53,637)
Citibank Global Markets, Inc.	08/05/2026	NZD	65,492,863	EUR	33,456,000	(1,041,851)
Citibank Global Markets, Inc.	08/05/2026	NZD	1,400,800	USD	835,150	(38,544)
Citibank Global Markets, Inc.	08/05/2026	SEK	7,606,399	USD	822,800	(36,714)
Deutsche Bank	07/15/2026	AUD	125,360,000	USD	88,156,152	(1,387,506)
Deutsche Bank	07/15/2026	BRL	410,120,000	USD	79,688,739	(541,865)
Deutsche Bank	07/15/2026	CHF	79,260,000	USD	99,252,397	(990,037)
Deutsche Bank	07/15/2026	CLP	5,629,000,000	USD	6,319,085	(212,000)
Deutsche Bank	07/15/2026	KRW	7,763,000,000	USD	5,082,889	(70,931)
Deutsche Bank	08/19/2026	KRW	4,196,000,000	USD	2,718,652	(7,678)
Deutsche Bank	07/15/2026	NOK	284,630,000	USD	29,937,668	(1,189,009)
Deutsche Bank	07/15/2026	NZD	106,020,000	USD	60,801,452	(552,836)

The accompanying notes are an integral part of these consolidated financial statements.

46

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	07/15/2026	PLN	137,380,000	USD	37,202,026	$(683,353)
Deutsche Bank	07/15/2026	SEK	374,480,000	USD	39,283,294	(629,690)
Deutsche Bank	07/15/2026	SGD	56,370,000	USD	43,873,230	(254,913)
Deutsche Bank	08/19/2026	SGD	6,210,000	USD	4,817,610	(181)
Deutsche Bank	08/19/2026	USD	16,231,509	NOK	161,060,000	(28,090)
Merrill Lynch	07/15/2026	CAD	116,700,000	USD	82,698,244	(356,856)
Merrill Lynch	07/15/2026	CNH	503,280,000	USD	74,531,262	(342,644)
Merrill Lynch	07/15/2026	EUR	134,930,000	USD	155,146,909	(877,800)
Merrill Lynch	07/15/2026	GBP	99,840,000	USD	132,773,031	(342,285)
Merrill Lynch	07/15/2026	JPY	11,832,000,000	USD	73,361,780	(502,484)
SG Americas Securities LLC	08/12/2026	KRW	25,787,542,000	EUR	14,600,000	(54,793)
SG Americas Securities LLC	07/06/2026	KRW	3,618,990,000	GBP	1,800,000	(51,418)
SG Americas Securities LLC	09/08/2026	KRW	11,894,524,000	GBP	5,800,000	(4,511)
Net Unrealized Appreciation (Depreciation)						$4,199,757

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

47

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INTEREST RATE SWAP CONTRACTS
June 30, 2026 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	1 mo. SOFR	4.31%	01/22/2036		$28,200,000	$(237,709)
Receive	1 mo. SOFR	4.24%	01/22/2036		$11,700,000	(65,496)
Receive	1 mo. SOFR	4.31%	01/22/2036		$28,000,000	(233,909)
Receive	1 mo. SOFR	4.24%	01/22/2036		$11,600,000	(63,622)
Receive	1 mo. SOFR	4.24%	06/04/2036		$20,307,200	(84,716)
Receive	6 mo. EURIBOR	3.20%	09/11/2056	EUR	12,200,000	(318,597)
Receive	6 mo. EURIBOR	3.24%	11/09/2056	EUR	5,100,000	(179,431)
Receive	SONIA Interest Rate Benchmark	4.77%	07/21/2037	GBP	5,330,000	(171,883)
Receive	Stockholm Interbank Offered Rates 3 Month	3.24%	05/12/2035	SEK	260,000,000	(262,309)
Receive	Stockholm Interbank Offered Rates 3 Month	3.26%	12/05/2035	SEK	627,000,000	(670,260)
Receive	UK Retail Price Index	3.85%	11/15/2030	GBP	28,400,000	(764,352)
Receive	UK Retail Price Index	3.88%	11/15/2030	GBP	68,200,000	(1,974,839)
Receive	US CPI-U	2.63%	04/07/2035		$47,200,000	(582,758)
Receive	US CPI-U	2.65%	07/04/2035		$19,700,000	(277,575)
Pay	6 mo. EURIBOR	2.93%	09/11/2031	EUR	52,700,000	508,456
Pay	6 mo. EURIBOR	2.98%	09/11/2031	EUR	21,900,000	275,632
Pay	6 mo. EURIBOR	3.29%	05/12/2035	EUR	23,000,000	253,524
Pay	6 mo. EURIBOR	3.30%	12/05/2035	EUR	55,200,000	629,308
Pay	6 mo. EURIBOR	3.29%	01/22/2036	EUR	9,100,000	92,734
Pay	6 mo. EURIBOR	3.32%	01/22/2036	EUR	21,900,000	260,258
Pay	6 Month Australian Bank Bill Swap Rate	5.31%	01/21/2036	AUD	18,200,000	126,307
Pay	6 Month Australian Bank Bill Swap Rate	5.35%	01/21/2036	AUD	43,900,000	352,179
Pay	6 Month Australian Bank Bill Swap Rate	5.22%	06/03/2036	AUD	29,716,000	107,835
Pay	BR IDOR	14.18%	01/04/2027	BRL	212,235,065	31,530
Pay	BR IDOR	14.13%	04/01/2027	BRL	298,535,313	25,561
Pay	BR IDOR	14.03%	01/03/2028	BRL	461,256,979	64,236
Pay	BR IDOR	13.80%	03/01/2028	BRL	191,750,902	(107,951)
Pay	BR IDOR	14.03%	01/02/2029	BRL	222,537,908	(3,423)
Pay	BR IDOR	13.68%	02/01/2029	BRL	92,877,008	(161,677)
Pay	CDI	14.92%	01/03/2028	BRL	181,099,354	492,731
Pay	SONIA Interest Rate Benchmark	4.41%	07/21/2029	GBP	22,600,000	205,914
Total Interest Rate Swaps						$(2,734,302)

SG Americas Securities LLC is the counterparty for the interest rate swaps in the Fund.
There were no upfront premiums paid or received on the interest rate swaps.
Interest rate swaps settle net cash flows on a periodic basis, with payment frequencies including monthly, quarterly, semi-annual, and annual intervals, as well as certain contracts that settle upon termination.
6 mo. EURIBOR - was 2.57% as of June 30, 2026.
6 Month Australian Bank Bill Swap Rate - was 4.82% as of June 30, 2026.
BR IDOR - was 14.29% as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

48

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INTEREST RATE SWAP CONTRACTS
June 30, 2026 (Unaudited)(Continued)
CDI - Brazil Interbank Deposit Rate was 14.29% as of June 30, 2026.
SOFR - Secured Overnight Financing Rate was 3.63% as of June 30, 2026.
SONIA Interest Rate Benchmark - was 3.73% as of June 30, 2026.
Stockholm Interbank Offered Rates 3 Month - was 1.95% as of June 30, 2026.
UK Retail Price Index - was 3.00% as of June 30, 2026.
US CPI-U - Consumer Price Index for all Urban Consumers was – 3.50% as of June 30, 2026.
AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
SEK - Swedish Krona
The accompanying notes are an integral part of these consolidated financial statements.

49

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 39.1%
United States Treasury Note/Bond
4.50%, 07/15/2026	$1,095,000	$1,095,320
4.50%, 04/15/2027	9,945,000	9,980,682
3.38%, 02/29/2028	1,095,000	1,081,569
1.38%, 10/31/2028	21,070,000	19,776,993
3.50%, 02/15/2029	9,440,000	9,286,969
4.25%, 02/28/2029	12,760,000	12,790,903
4.63%, 04/30/2029	27,310,000	27,648,175
3.25%, 06/30/2029	17,505,000	17,062,588
4.00%, 02/28/2030	19,860,000	19,750,615
3.88%, 06/30/2030	3,135,000	3,100,588
3.63%, 09/30/2030	13,500,000	13,211,016
3.63%, 12/31/2030	9,440,000	9,224,650
3.88%, 04/30/2031	6,480,000	6,391,406
TOTAL U.S. TREASURY SECURITIES (Cost $151,360,687)		150,401,474
CORPORATE BONDS - 17.9%
Aerospace & Defense - 1.2%
Boeing Co.
3.25%, 02/01/2028	1,405,000	1,375,595
5.15%, 05/01/2030	1,135,000	1,149,133
Honeywell Aerospace, Inc., 4.00%, 03/16/2029(a)	1,700,000	1,677,382
RTX Corp., 4.13%, 11/16/2028	600,000	595,467
		4,797,577
Agriculture - 0.3%
Philip Morris International, Inc., 4.63%, 11/01/2029	1,120,000	1,122,295
Banks - 6.4%
Bank of America Corp., 4.48% (SOFR + 0.87%), 04/23/2030	2,025,000	2,013,002
Bank of Montreal, 4.55% (SOFR + 0.63%), 06/02/2029	925,000	923,345
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	355,000	350,172
BPCE SA, 5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031(a)	885,000	909,800
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	985,000	972,822
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	570,000	574,987
DNB Bank ASA, 4.83% to 03/30/2031 then SOFR + 1.13%, 03/30/2032(a)	845,000	842,641
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	565,000	586,227
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	680,000	687,102
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	3,715,000	3,758,984
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	2,375,000	2,363,341
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	6,725,000	6,615,400
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	580,000	574,486
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	3,315,000	3,352,030
		24,524,339

The accompanying notes are an integral part of these consolidated financial statements.

50

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Beverages - 0.0%(b)
Maple Parent Holdings Corp., 4.75%, 03/26/2029(a)	$170,000	$169,979
Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028	1,000,000	1,009,755
Electric - 1.0%
Chpe LLC, 4.88%, 06/30/2031(a)	730,000	729,139
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	960,000	969,280
Florida Power & Light Co., 4.40%, 05/15/2028	1,225,000	1,226,080
Wisconsin Public Service Corp., 4.25%, 01/15/2031	810,000	797,787
		3,722,286
Food - 1.8%
Kraft Heinz Foods Co., 3.88%, 05/15/2027	1,045,000	1,040,878
Mars, Inc.
4.60%, 03/01/2028(a)	1,825,000	1,828,758
4.80%, 03/01/2030(a)	3,960,000	3,974,471
		6,844,107
Healthcare-Products - 0.8%
Abbott Laboratories, 4.00%, 03/15/2031	680,000	663,182
Augusta SpinCo Corp.
4.40%, 03/23/2029	845,000	839,496
4.66%, 03/23/2031	1,395,000	1,385,425
		2,888,103
Healthcare-Services - 0.9%
HCA, Inc., 5.00%, 03/01/2028	1,300,000	1,307,595
UnitedHealth Group, Inc.
4.40%, 06/15/2028	530,000	529,886
4.25%, 01/15/2029	1,540,000	1,532,410
		3,369,891
Insurance - 0.1%
Brown & Brown, Inc., 4.60%, 12/23/2026	550,000	550,264
Internet - 0.3%
Amazon.com, Inc., 4.00%, 03/13/2029	1,320,000	1,307,404
Packaging & Containers - 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,910,000	1,949,046
Pharmaceuticals - 0.7%
AbbVie, Inc., 4.80%, 03/15/2029	435,000	438,548
CVS Health Corp.
5.00%, 01/30/2029	1,890,000	1,908,166
5.55%, 06/01/2031	260,000	267,949
		2,614,663

The accompanying notes are an integral part of these consolidated financial statements.

51

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - 0.5%
Energy Transfer LP, 6.05%, 12/01/2026	$1,485,000	$1,494,530
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	515,000	516,383
		2,010,913
REITS - 1.6%
American Homes 4 Rent LP, 4.90%, 02/15/2029	1,100,000	1,103,575
Essex Portfolio LP, 1.70%, 03/01/2028	605,000	578,115
Healthcare Realty Holdings LP
3.75%, 07/01/2027	2,478,000	2,462,635
2.05%, 03/15/2031	910,000	793,889
Kite Realty Group LP, 4.00%, 10/01/2026	1,175,000	1,173,462
		6,111,676
Retail - 0.2%
O’Reilly Automotive, Inc., 4.20%, 04/01/2030	745,000	733,461
Semiconductors - 0.2%
Broadcom, Inc.
4.60%, 07/15/2030	665,000	663,170
4.30%, 01/15/2031	290,000	285,487
		948,657
Software - 0.5%
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	370,000	366,160
Oracle Corp.
4.80%, 08/03/2028	705,000	704,089
4.95%, 02/04/2031	855,000	838,044
		1,908,293
Telecommunications - 0.5%
AT&T, Inc., 4.40%, 04/30/2031	505,000	496,837
T-Mobile USA, Inc., 4.85%, 01/15/2029	1,425,000	1,434,072
		1,930,909
Water - 0.1%
American Water Capital Corp., 4.63%, 06/01/2029	545,000	545,779
TOTAL CORPORATE BONDS (Cost $69,271,713)		69,059,397
MORTGAGE-BACKED SECURITIES - 10.0%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 4.89% (1 mo. Term SOFR + 1.26%), 04/15/2034, (1.15% Floor)(a)	600,000	570,000
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(c)	6,496	6,319
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.38% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor)(a)	1,000,000	1,000,313
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055	82,673	82,048
BLP Commercial Mortgage Trust
Series 2024-IND2, Class B, 5.32% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(a)	403,339	403,843

The accompanying notes are an integral part of these consolidated financial statements.

52

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2025-IND2, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 12/15/2042, (1.50% Floor)(a)	$1,000,000	$1,001,873
BX Trust
Series 2022-VAMF, Class B, 4.91% (1 mo. Term SOFR + 1.28%), 01/15/2039, (1.28% Floor)(a)	136,849	136,806
Series 2024-XL5, Class A, 5.02% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor)(a)	786,622	787,605
Series 2025-DELC, Class A, 5.18% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor)(a)	355,000	355,998
Series 2026-RISE, Class A, 4.93% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor)(a)	2,250,000	2,252,811
DK Trust, Series 2025-LXP, Class A, 5.23% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor)(a)	925,000	927,891
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/2041(a)	989,520	997,362
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.13% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor)(a)	1,470,000	1,495,433
Series 2022-R04, Class 1M2, 6.73% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(a)	1,150,000	1,164,113
Series 2022-R05, Class 2M2, 6.63% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor)(a)	34,623	35,028
Series 2022-R06, Class 1M2, 7.48% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor)(a)	2,375,000	2,432,557
Series 2022-R07, Class 1M2, 8.28% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(a)	1,050,000	1,086,141
Series 2022-R08, Class 1M2, 7.23% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(a)	1,930,000	1,980,876
Series 2023-R01, Class 1M2, 7.38% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(a)	865,000	895,547
Series 2023-R02, Class 1M2, 6.98% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(a)	1,445,000	1,489,777
Series 2023-R04, Class 1M2, 7.18% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(a)	600,000	624,210
Series 2023-R05, Class 1M2, 6.73% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(a)	550,000	568,158
Series 2023-R06, Class 1M2, 6.33% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor)(a)	2,050,000	2,095,946
Series 2023-R08, Class 1M2, 6.13% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor)(a)	380,000	386,534
Series 2024-R02, Class 1M2, 5.43% (30 day avg SOFR US + 1.80%), 02/25/2044, (0.00% Floor)(a)	210,000	211,573
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1B, 6.73% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor)(a)	745,000	768,682
Series 2023-DNA2, Class M1B, 6.88% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(a)	1,605,000	1,664,009
Series 2023-HQA1, Class M1B, 7.13% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor)(a)	890,000	925,647

The accompanying notes are an integral part of these consolidated financial statements.

53

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	$271,652	$267,570
KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.10% (1 mo. Term SOFR + 1.50%), 06/15/2043, (1.50% Floor)(a)	2,125,000	2,127,657
MCR Mortgage Trust, Series 2024-HTL, Class A, 5.38% (1 mo. Term SOFR + 1.76%), 02/15/2037, (1.76% Floor)(a)	805,692	805,084
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.02% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor)(a)	1,300,000	1,304,063
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.62% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(a)	1,875,000	1,874,997
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(a)(c)	1,000,000	1,007,577
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 4.62% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor)(a)	1,000,000	948,847
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor)(a)	1,500,000	1,504,685
SMR Mortgage Trust, Series 2022-IND, Class A, 5.28% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor)(a)	1,124,361	1,124,360
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-NYCH, Class A, 5.37% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor)(a)	1,000,000	996,250
TOTAL MORTGAGE-BACKED SECURITIES (Cost $38,592,579)		38,308,190
ASSET-BACKED SECURITIES - 7.9%
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	1,870,000	1,884,854
Avis Budget Car Rental LLC, Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	133,333	133,573
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	2,440,110	2,445,934
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 01/10/2030	327,454	328,031
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	975,211	974,151
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	719,400	722,756
Series 2024-C, Class A3, 4.07%, 07/15/2029	2,450,000	2,446,357
Series 2024-D, Class A3, 4.61%, 08/15/2029	750,000	752,000
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A3, 5.78%, 08/16/2028	554,259	557,663
Series 2024-2, Class A3, 5.10%, 03/16/2029	472,394	474,319
Series 2026-2, Class A3, 4.15%, 08/18/2031	2,400,000	2,382,625
GM Financial Leasing Trust
Series 2024-2, Class A3, 5.39%, 07/20/2027	283,470	283,732
Series 2026-1, Class A3, 3.88%, 01/22/2029	1,000,000	993,112
Hilton Grand Vacations, Inc.
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	40,145	40,737
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	232,044	234,785
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	464,548	466,603
Series 2026-1, Class A3, 3.78%, 09/23/2030	1,885,000	1,861,779

The accompanying notes are an integral part of these consolidated financial statements.

54

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
IPFS Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	$500,000	$501,790
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	1,240,000	1,248,654
Series 2026-C, Class A, 4.29% (30 day avg SOFR US + 0.70%), 04/15/2030, (0.00% Floor)(a)	1,480,000	1,479,995
LAD Auto Receivables Trust, Series 2026-1A, Class A3, 3.92%, 04/15/2031(a)	1,000,000	987,855
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	1,296,887	1,305,908
Series 2025-1A, Class A, 4.97%, 09/22/2042(a)	395,272	395,444
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	70,241	71,211
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	1,007,063	989,146
Toyota Auto Receivables Owner Trust
Series 2024-B, Class A3, 5.33%, 01/16/2029	1,894,841	1,906,702
Series 2026-B, Class A3, 4.13%, 12/16/2030	2,500,000	2,482,770
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	660,130	661,099
World Omni Auto Trust, Series 2026-A, Class A3, 3.86%, 05/15/2031	1,300,000	1,285,262
TOTAL ASSET-BACKED SECURITIES (Cost $30,335,629)		30,298,847
U.S. GOVERNMENT AGENCY ISSUES - 6.3%
Federal Farm Credit Banks Funding Corp, 3.75%, 04/14/2028	6,000,000	5,959,489
Federal Home Loan Banks
4.00%, 03/10/2027	1,500,000	1,499,687
1.10%, 02/25/2028	2,365,000	2,246,065
3.50%, 03/03/2028	7,000,000	6,930,437
4.13%, 06/01/2028	4,110,000	4,107,722
Federal National Mortgage Association, 0.75%, 10/08/2027	3,825,000	3,667,312
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $24,442,874)		24,410,712
TOTAL INVESTMENTS - 81.2% (Cost $314,003,482)		$312,478,620
Money Market Deposit Account - 6.6%(d)(e)		25,358,360
Other Assets in Excess of Liabilities - 12.2%(f)		47,003,572
TOTAL NET ASSETS - 100.0%		$384,840,552

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $56,054,827 or 14.6% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

The accompanying notes are an integral part of these consolidated financial statements.

55

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(e)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of the collateral totals $1,347,919.
(f)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $41,585,396.
The accompanying notes are an integral part of these consolidated financial statements.

56

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Australian Government 10 Year Bonds	33	09/15/2026	$2,509,054	$4,502
Brent Crude Oil	30	07/31/2026	2,188,500	(344,669)
CAC40 10 Euro Index	204	07/17/2026	19,602,834	(94,864)
Canadian 10 Year Government Bonds	422	09/18/2026	36,036,256	255,715
Cotton No. 2	15	12/08/2026	576,000	(24,349)
Crude Oil	53	07/21/2026	3,683,500	(568,890)
Crude Soybean Oil	146	12/14/2026	5,724,660	(396,365)
Dollar Index	44	09/14/2026	4,442,108	44,004
Dow Jones Industrial Average Index	127	09/18/2026	33,445,450	439,145
Euro STOXX 50 Quanto Index	400	09/18/2026	29,049,360	257,142
Euro-Bund	75	09/08/2026	10,912,363	(14,013)
FTSE 100 Index	253	09/18/2026	35,376,507	101,754
German Stock Index	16	09/18/2026	11,488,117	720
ICE 3 Month SONIA Rate	73	03/14/2028	23,245,516	7,849
London Cocoa	4	09/15/2026	202,523	4,625
London Metals - Aluminum(a)	111	09/14/2026	8,564,899	(1,356,244)
London Metals - Copper(a)	71	09/14/2026	23,750,299	(819,694)
London Metals - Zinc(a)	68	09/14/2026	6,066,314	93,069
Long Gilt	149	09/28/2026	17,631,604	107,760
Low Sulphur Gas Oil	76	08/12/2026	6,923,600	(121,842)
Nasdaq 100 Index	41	09/18/2026	25,029,270	(78,792)
Natural Gas	3	07/29/2026	98,250	984
Nikkei 225 Index	55	09/10/2026	23,742,735	1,378,467
NY Harbor ULSD	67	07/31/2026	9,086,687	(55,562)
Reformulated Gasoline Blendstock	70	07/31/2026	8,511,006	(166,085)
Russell 2000 Index	268	09/18/2026	40,811,040	766,842
S&P 500 Index	70	09/18/2026	26,418,875	(84,998)
TOPIX Index	109	09/10/2026	26,835,204	551,362
U.S. Treasury Long Bonds	13	09/21/2026	1,475,500	(6,516)
				$(118,943)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(13)	09/11/2026	$1,021,563	$64
3 Month Euribor	(371)	12/13/2027	103,278,693	(93,933)
3-Month Secured Overnight Financing Rate	(1,253)	03/14/2028	301,064,575	(123,851)
Arabica Coffee	(7)	09/18/2026	778,181	(132,224)
Corn No. 2 Yellow	(652)	12/14/2026	14,213,600	192,439
Euro-BOBL	(240)	09/08/2026	31,639,854	(143,242)
Euro-Schatz	(747)	09/08/2026	90,438,894	(165,334)
Gold	(2)	08/27/2026	807,700	3,096
Hang Seng Index	(98)	07/30/2026	14,274,186	99,120
Hard Red Winter Wheat	(47)	09/14/2026	1,469,338	30,056
Japanese 10 Year Government Bonds	(85)	09/14/2026	66,794,489	(199,752)
London Metals - Aluminum(a)	(78)	09/14/2026	6,018,578	285,730
London Metals - Copper(a)	(35)	09/14/2026	11,707,894	92,968

The accompanying notes are an integral part of these consolidated financial statements.

57

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
London Metals - Zinc(a)	(6)	09/14/2026	$535,263	$(5,991)
Silver	(7)	09/28/2026	2,097,270	(54,162)
Soybean Meal	(168)	12/14/2026	5,092,080	35,006
Soybeans	(80)	11/13/2026	4,575,000	(2,971)
Sugar #11	(331)	09/30/2026	5,494,070	(98,539)
U.S. Treasury 10 Year Notes	(293)	09/21/2026	32,197,953	(134,256)
U.S. Treasury 2 Year Notes	(845)	09/30/2026	174,182,226	117,613
U.S. Treasury 5 Year Note	(725)	09/30/2026	77,608,984	(97,990)
Wheat	(138)	12/14/2026	4,171,050	69,538
				$(326,615)
Net Unrealized Appreciation (Depreciation)				$(445,558)

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

58

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Merrill Lynch	07/01/2026	AUD	10,474,000	USD	7,217,607	$33,929
Merrill Lynch	07/02/2026	AUD	4,147,000	USD	2,869,359	1,715
Merrill Lynch	07/02/2026	CAD	1,705,000	USD	1,198,112	4,177
Merrill Lynch	07/01/2026	CHF	1,281,000	USD	1,583,999	1,571
Merrill Lynch	07/02/2026	CHF	125,000	USD	154,551	186
Merrill Lynch	07/01/2026	EUR	861,000	USD	982,120	1,696
Merrill Lynch	07/02/2026	EUR	703,000	USD	802,351	959
Merrill Lynch	07/01/2026	GBP	4,207,000	USD	5,577,826	2,554
Merrill Lynch	07/02/2026	GBP	484,000	USD	640,689	1,312
Merrill Lynch	07/02/2026	MXN	7,255,000	USD	414,683	117
Merrill Lynch	07/01/2026	NZD	2,900,000	USD	1,639,665	7,460
Merrill Lynch	07/02/2026	NZD	2,541,000	USD	1,441,355	1,930
Merrill Lynch	09/16/2026	USD	63,257,513	AUD	90,843,000	451,627
Merrill Lynch	09/16/2026	USD	77,536,106	CAD	107,945,000	1,153,748
Merrill Lynch	07/01/2026	USD	1,585,858	CHF	1,281,000	289
Merrill Lynch	09/16/2026	USD	43,475,097	CHF	34,408,000	515,209
Merrill Lynch	09/16/2026	USD	95,241,717	EUR	82,190,000	1,018,466
Merrill Lynch	09/16/2026	USD	14,519,311	GBP	10,944,000	2,604
Merrill Lynch	07/01/2026	USD	7,487,218	JPY	1,212,439,000	29,833
Merrill Lynch	09/16/2026	USD	116,301,663	JPY	18,526,532,000	1,624,241
Merrill Lynch	07/02/2026	USD	415,327	MXN	7,255,000	527
Merrill Lynch	09/17/2026	USD	6,907,461	MXN	121,121,000	27,166
Merrill Lynch	09/16/2026	USD	13,128,332	NZD	22,761,000	166,627
Merrill Lynch	09/16/2026	AUD	85,539,000	USD	59,936,148	(797,274)
Merrill Lynch	09/16/2026	CAD	24,813,000	USD	17,566,879	(9,091)
Merrill Lynch	09/16/2026	CHF	2,081,000	USD	2,607,040	(8,820)
Merrill Lynch	09/16/2026	EUR	28,020,000	USD	32,417,072	(294,728)
Merrill Lynch	09/16/2026	GBP	14,527,000	USD	19,319,689	(50,300)
Merrill Lynch	07/01/2026	JPY	1,212,439,000	USD	7,492,999	(35,615)
Merrill Lynch	07/02/2026	JPY	1,775,016,000	USD	10,919,151	(658)
Merrill Lynch	09/16/2026	JPY	7,626,434,000	USD	47,617,581	(410,701)
Merrill Lynch	07/01/2026	MXN	56,909,000	USD	3,258,833	(4,831)
Merrill Lynch	09/17/2026	MXN	497,595,000	USD	28,393,209	(127,259)
Merrill Lynch	09/16/2026	NZD	3,350,000	USD	1,927,719	(19,995)
Merrill Lynch	07/01/2026	USD	7,223,058	AUD	10,474,000	(28,478)
Merrill Lynch	07/02/2026	USD	2,852,875	AUD	4,147,000	(18,199)
Merrill Lynch	07/02/2026	USD	1,200,532	CAD	1,705,000	(1,757)
Merrill Lynch	07/02/2026	USD	154,591	CHF	125,000	(146)
Merrill Lynch	07/01/2026	USD	983,666	EUR	861,000	(149)
Merrill Lynch	07/02/2026	USD	801,341	EUR	703,000	(1,969)
Merrill Lynch	07/01/2026	USD	5,563,549	GBP	4,207,000	(16,831)
Merrill Lynch	07/02/2026	USD	640,117	GBP	484,000	(1,884)
Merrill Lynch	07/02/2026	USD	10,915,216	JPY	1,775,016,000	(3,278)
Merrill Lynch	07/01/2026	USD	3,251,868	MXN	56,909,000	(2,133)
Merrill Lynch	07/01/2026	USD	1,639,184	NZD	2,900,000	(7,941)
Merrill Lynch	07/02/2026	USD	1,438,937	NZD	2,541,000	(4,348)
Net Unrealized Appreciation (Depreciation)						$3,201,558

The accompanying notes are an integral part of these consolidated financial statements.

59

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)(Continued)
AUD - Australian Dollars
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

60

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 29.7%
Advertising - 1.0%
Omnicom Group, Inc.(a)	9,165	$667,487
Auto Manufacturers - 1.0%
Ford Motor Co.(a)	48,470	673,733
Beverages - 0.9%
PepsiCo, Inc.(a)	4,792	648,837
Chemicals - 1.8%
Eastman Chemical Co.(a)	9,815	657,409
Olin Corp.(a)	31,682	627,937
		1,285,346
Computers - 0.9%
HP, Inc.(a)	28,611	627,725
Diversified Financial Services - 1.0%
Charles Schwab Corp.(a)	7,416	684,274
Iron/Steel - 0.9%
Vale SA - ADR	40,978	616,309
Mining - 7.5%
Agnico Eagle Mines Ltd.	5,808	900,995
Anglogold Ashanti PLC	18,675	1,510,621
Barrick Mining Corp.	19,783	726,629
Newmont Corp.	8,264	771,858
Rio Tinto PLC - ADR	14,511	1,377,529
		5,287,632
Oil & Gas - 3.1%
TXO Partners LP	80,992	1,012,400
Viper Energy, Inc. - Class A	28,151	1,193,602
		2,206,002
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.(a)	12,471	718,579
Pfizer, Inc.(a)	27,203	655,048
		1,373,627
Pipelines - 3.7%
Hess Midstream LP - Class A	34,023	1,279,265
Kinetik Holdings, Inc.	27,616	1,334,957
		2,614,222
REITS - 1.2%
Crown Castle, Inc.	11,360	860,293
Software - 1.0%
Paychex, Inc.(a)	6,917	680,149

The accompanying notes are an integral part of these financial statements.

61

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - 3.7%
Dorian LPG Ltd.	16,611	$577,731
FLEX LNG Ltd.	21,138	593,132
Frontline PLC	22,467	781,627
Genco Shipping & Trading Ltd.	27,115	671,910
		2,624,400
TOTAL COMMON STOCKS (Cost $19,589,578)		20,850,036

	Units
MASTER LIMITED PARTNERSHIPS - 22.1%
Chemicals - 2.1%
CVR Partners LP	13,290	1,481,569
Coal - 1.2%
Alliance Resource Partners LP	36,377	872,320
Gas - 1.1%
Global Partners LP	15,988	744,881
Oil & Gas - 2.7%
Black Stone Minerals LP	63,400	885,698
Mach Natural Resources LP	80,645	1,019,353
		1,905,051
Oil & Gas Services - 1.7%
USA Compression Partners LP	44,117	1,164,248
Pipelines - 13.3%
Cheniere Energy Partners LP	28,809	1,755,909
Delek Logistics Partners LP	26,619	1,371,943
Energy Transfer LP	89,443	1,710,150
Enterprise Products Partners LP	25,631	942,196
MPLX LP	29,971	1,688,266
Plains All American Pipeline LP	52,401	1,166,446
Western Midstream Partners LP	16,728	732,017
		9,366,927
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $10,057,329)		15,534,996

	Shares
REAL ESTATE INVESTMENT TRUSTS - 22.0%
AGNC Investment Corp.	181,221	1,975,309
Annaly Capital Management, Inc.	98,780	2,208,721
ARMOUR Residential REIT, Inc.	39,941	696,970
Digital Realty Trust, Inc.	4,271	766,986

The accompanying notes are an integral part of these financial statements.

62

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Dynex Capital, Inc.	111,692	$1,464,282
Extra Space Storage, Inc.	6,894	1,001,698
Highwoods Properties, Inc.	26,572	801,412
Invesco Mortgage Capital, Inc.	195,059	1,540,966
Iron Mountain, Inc.	7,683	970,440
Omega Healthcare Investors, Inc.	15,251	727,168
Realty Income Corp.	16,517	1,023,393
Simon Property Group, Inc.(a)	4,783	1,069,718
Starwood Property Trust, Inc.	70,882	1,161,047
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,075,594)		15,408,110
CLOSED-END FUNDS - 13.1%
BlackRock Capital Allocation Term Trust	47,234	752,438
BlackRock Core Bond Trust	76,739	703,697
GAMCO Global Gold Natural Resources & Income Trust	126,182	610,721
KKR Income Opportunities Fund	44,182	497,489
Morgan Stanley Emerging Markets Debt Fund, Inc.	78,840	575,532
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	131,360	772,397
Neuberger High Yield Strategies Fund, Inc.	122,818	766,384
Nuveen Credit Strategies Income Fund	137,766	669,543
Nuveen Preferred & Income Opportunities Fund	70,603	556,352
NYLI CBRE Global Infrastructure Megatrends Term Fund	48,622	739,054
PIMCO Access Income Fund - Class ACC	40,947	595,779
PIMCO Dynamic Income Opportunities Fund	48,855	645,863
Templeton Emerging Markets Income Fund	101,988	687,399
Western Asset Diversified Income Fund	43,951	595,975
TOTAL CLOSED-END FUNDS (Cost $9,008,338)		9,168,623
BUSINESS DEVELOPMENT COMPANIES - 5.0%
Ares Capital Corp.	71,727	1,329,101
Blackstone Secured Lending Fund	56,867	1,348,317
Trinity Capital, Inc.	44,417	794,620
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $3,704,153)		3,472,038
ROYALTY TRUSTS - 1.4%
Kimbell Royalty Partners LP	69,118	1,004,285
TOTAL ROYALTY TRUSTS (Cost $841,180)		1,004,285

The accompanying notes are an integral part of these financial statements.

63

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - 0.9%
Chimera Investment Corp., Series B, 9.78% (3 mo. Term SOFR + 6.05%), Perpetual	27,829	$644,520
TOTAL PREFERRED STOCKS (Cost $500,557)		644,520
TOTAL INVESTMENTS - 94.2% (Cost $57,776,729)		$66,082,608
Money Market Deposit Account - 5.8%(b)		4,061,021
Other Assets in Excess of Liabilities - 0.0%(c)(d)		34,132
TOTAL NET ASSETS - 100.0%		$70,177,761

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(c)	Represents less than 0.05% of net assets.
(d)	Includes assets pledged as collateral for derivatives. As of the reporting date, the value of these assets totals $222,840.
The accompanying notes are an integral part of these financial statements.

64

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)%
Bristol-Myers Squibb Co., Expiration: 07/17/2026; Exercise Price: $56.00	$(714,488)	(124)	$(27,404)
Charles Schwab Corp., Expiration: 07/17/2026; Exercise Price: $92.00	(682,798)	(74)	(20,498)
Eastman Chemical Co., Expiration: 07/17/2026; Exercise Price: $70.00	(656,404)	(98)	(9,800)
Ford Motor Co., Expiration: 07/17/2026; Exercise Price: $14.00	(672,760)	(484)	(18,876)
HP, Inc., Expiration: 07/17/2026; Exercise Price: $23.50	(627,484)	(286)	(12,584)
Olin Corp., Expiration: 07/17/2026; Exercise Price: $22.50	(626,312)	(316)	(5,056)
Omnicom Group, Inc., Expiration: 07/17/2026; Exercise Price: $72.50	(662,753)	(91)	(23,205)
Paychex, Inc., Expiration: 07/17/2026; Exercise Price: $100.00	(678,477)	(69)	(12,765)
PepsiCo, Inc., Expiration: 07/17/2026; Exercise Price: $140.00	(636,380)	(47)	(8,930)
Pfizer, Inc., Expiration: 07/17/2026; Exercise Price: $24.50	(654,976)	(272)	(7,616)
Simon Property Group, Inc., Expiration: 07/17/2026; Exercise Price: $230.00	(1,051,155)	(47)	(7,990)
TOTAL WRITTEN OPTIONS (Premiums received $222,833)			$(154,724)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

65

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 48.7%
Advertising - 0.1%
Omnicom Group, Inc.	406	$29,569
Trade Desk, Inc. - Class A(a)	3,348	60,532
		90,101
Aerospace & Defense - 1.0%
Boeing Co.(a)	580	125,553
General Dynamics Corp.	261	92,457
General Electric Co.	737	275,439
Honeywell Aerospace, Inc.(a)	301	66,434
Howmet Aerospace, Inc.	294	79,045
L3Harris Technologies, Inc.	89	25,862
Lockheed Martin Corp.	204	103,930
Northrop Grumman Corp.	87	44,310
RTX Corp.	1,011	191,817
TransDigm Group, Inc.	91	121,216
		1,126,063
Agriculture - 0.3%
Altria Group, Inc.	1,170	84,182
Archer-Daniels-Midland Co.	380	29,032
Philip Morris International, Inc.	1,418	256,530
		369,744
Airlines - 0.1%
Delta Air Lines, Inc.	714	66,873
United Airlines Holdings, Inc.(a)	263	35,766
		102,639
Apparel - 0.1%
Deckers Outdoor Corp.(a)	364	36,142
NIKE, Inc. - Class B	1,122	46,058
		82,200
Auto Manufacturers - 1.1%
Cummins, Inc.	93	66,329
Ford Motor Co.	3,644	50,652
General Motors Co.	916	70,605
PACCAR, Inc.	346	41,561
Tesla Motors, Inc.(a)	2,273	956,024
		1,185,171
Banks - 2.3%
Bank of America Corp.	6,730	383,475
Bank of New York Mellon Corp.	608	87,923
Citigroup, Inc.	1,687	236,112
Citizens Financial Group, Inc.	738	51,712
Fifth Third Bancorp	1,219	68,715
Goldman Sachs Group, Inc.	292	295,320
Huntington Bancshares, Inc.	3,445	61,080
JPMorgan Chase & Co.	2,447	800,976

The accompanying notes are an integral part of these consolidated financial statements.

66

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
KeyCorp	1,208	$27,844
M&T Bank Corp.	215	51,172
Morgan Stanley	1,020	213,221
Northern Trust Corp.	153	26,598
PNC Financial Services Group, Inc.	212	52,199
Regions Financial Corp.	1,020	30,804
State Street Corp.	231	39,178
Truist Financial Corp.	431	21,472
US Bancorp	543	32,797
Wells Fargo & Co.	1,679	138,753
		2,619,351
Beverages - 0.5%
Coca-Cola Co.	3,967	322,398
Constellation Brands, Inc. - Class A	317	44,091
Keurig Dr Pepper, Inc.	916	29,981
Monster Beverage Corp.(a)	434	41,716
PepsiCo, Inc.	675	91,395
		529,581
Biotechnology - 0.5%
Amgen, Inc.	426	154,263
Biogen, Inc.(a)	148	31,977
Corteva, Inc.	551	46,664
Gilead Sciences, Inc.	1,319	166,643
Regeneron Pharmaceuticals, Inc.	49	30,553
Vertex Pharmaceuticals, Inc.(a)	216	107,294
		537,394
Building Materials - 0.3%
Carrier Global Corp.	923	67,702
Johnson Controls International PLC	472	68,964
Lennox International, Inc.	51	29,220
Martin Marietta Materials, Inc.	120	69,204
Trane Technologies PLC	161	79,077
Vulcan Materials Co.	99	29,206
		343,373
Chemicals - 0.5%
Air Products and Chemicals, Inc.	117	34,302
Albemarle Corp.	117	15,798
CF Industries Holdings, Inc.	272	29,447
DuPont de Nemours, Inc.	50	6,737
Ecolab, Inc.	416	115,902
Linde PLC	386	200,311
LyondellBasell Industries NV - Class A	1,398	73,605
Sherwin-Williams Co.	136	46,827
		522,929

The accompanying notes are an integral part of these consolidated financial statements.

67

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - 0.4%
Automatic Data Processing, Inc.	348	$77,935
Corpay, Inc.(a)	81	26,995
Equifax, Inc.	441	69,995
Moody’s Corp.	57	25,816
Quanta Services, Inc.	124	89,285
United Rentals, Inc.	69	78,169
Verisk Analytics, Inc.	454	81,507
		449,702
Computers - 4.8%
Accenture PLC - Class A	611	76,033
Apple, Inc.	12,592	3,643,621
Cognizant Technology Solutions Corp. - Class A	1,586	61,426
Crowdstrike Holdings, Inc. - Class A(a)	311	237,337
Dell Technologies, Inc. - Class C	321	138,499
Fortinet, Inc.(a)	1,115	171,286
Gartner, Inc.(a)	384	49,774
Hewlett Packard Enterprise Co.	1,558	70,281
HP, Inc.	1,177	25,823
International Business Machines Corp.	482	135,543
Leidos Holdings, Inc.	371	38,202
Lumentum Holdings, Inc.(a)	63	54,058
NetApp, Inc.	168	26,000
Sandisk Corp.(a)	123	279,669
Seagate Technology Holdings PLC	206	198,790
Western Digital Corp.	284	181,396
		5,387,738
Cosmetics & Personal Care - 0.4%
Colgate-Palmolive Co.	917	84,071
Estee Lauder Cos., Inc. - Class A	278	21,948
Kenvue, Inc.	2,531	48,367
Procter & Gamble Co.	1,792	262,779
		417,165
Distribution & Wholesale - 0.1%
Copart, Inc.(a)	1,023	28,838
Fastenal Co.	727	34,918
WW Grainger, Inc.	26	35,371
		99,127
Diversified Financial Services - 1.6%
American Express Co.	630	213,097
Ameriprise Financial, Inc.	79	36,242
Blackrock, Inc.	124	119,233
Capital One Financial Corp.	507	101,714
Cboe Global Markets, Inc.	73	17,715
Charles Schwab Corp.	1,200	110,724

The accompanying notes are an integral part of these consolidated financial statements.

68

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
CME Group, Inc.	251	$55,428
Interactive Brokers Group, Inc. - Class A	390	33,946
Invesco Ltd.	1,099	29,003
Mastercard, Inc. - Class A	796	408,826
Nasdaq, Inc.	608	47,923
Raymond James Financial, Inc.	167	25,389
Synchrony Financial	438	33,310
T Rowe Price Group, Inc.	404	45,931
TPG, Inc.(a)	478	5
Visa, Inc. - Class A	1,449	497,137
		1,775,623
Electric - 1.0%
AES Corp.	1,727	25,318
Alliant Energy Corp.	55	4,196
Ameren Corp.	69	7,800
American Electric Power Co., Inc.	458	62,659
CenterPoint Energy, Inc.	585	25,763
Consolidated Edison, Inc.	217	24,007
Constellation Energy Corp.	291	72,276
Dominion Energy, Inc.	505	34,486
DTE Energy Co.	99	15,085
Duke Energy Corp.	511	64,682
Edison International	348	25,909
Entergy Corp.	654	75,118
Evergy, Inc.	318	27,485
Eversource Energy	335	24,210
Exelon Corp.	487	22,704
FirstEnergy Corp.	214	10,173
NextEra Energy, Inc.	2,380	208,893
NRG Energy, Inc.	216	31,549
PG&E Corp.	1,634	27,484
Pinnacle West Capital Corp.	469	50,183
PPL Corp.	194	7,052
Sempra	808	74,910
Southern Co.	1,012	96,858
Vistra Energy Corp.	408	64,721
WEC Energy Group, Inc.	319	37,250
Xcel Energy, Inc.	316	25,375
		1,146,146
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	112	27,097
Eaton Corp. PLC	370	157,665
Generac Holdings, Inc.(a)	172	50,363
		235,125

The accompanying notes are an integral part of these consolidated financial statements.

69

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronics - 0.5%
Amphenol Corp. - Class A	958	$168,915
Coherent Corp.(a)	207	81,655
Emerson Electric Co.	734	105,072
Garmin Ltd.	117	27,792
Honeywell International, Inc.	301	67,282
Hubbell, Inc.	36	18,835
Jabil, Inc.	76	29,297
Keysight Technologies, Inc.(a)	104	36,407
TE Connectivity PLC	104	20,967
		556,222
Energy-Alternate Sources - 0.0%(b)
First Solar, Inc.(a)	77	18,169
Engineering & Construction - 0.1%
Comfort Systems USA, Inc.	35	69,368
EMCOR Group, Inc.	31	25,727
		95,095
Entertainment - 0.0%(b)
Live Nation Entertainment, Inc.(a)	195	35,706
Environmental Control - 0.1%
Republic Services, Inc.	321	68,399
Waste Management, Inc.	126	28,083
		96,482
Food - 0.2%
Hershey Co.	201	35,265
J M Smucker Co.	268	30,150
Kraft Heinz Co.	930	21,966
Mondelez International, Inc. - Class A	1,414	81,786
Sysco Corp.	639	53,408
		222,575
Gas - 0.0%(b)
Atmos Energy Corp.	192	33,076
Hand & Machine Tools - 0.0%(b)
Stanley Black & Decker, Inc.	338	31,813
Healthcare-Products - 0.7%
Abbott Laboratories	308	27,948
Agilent Technologies, Inc.	215	28,558
Align Technology, Inc.(a)	114	19,227
Boston Scientific Corp.(a)	2,469	105,377
Cooper Cos., Inc.(a)	966	69,272
Danaher Corp.	746	142,098
Edwards Lifesciences Corp.(a)	492	44,506
IDEXX Laboratories, Inc.(a)	158	83,178

The accompanying notes are an integral part of these consolidated financial statements.

70

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - (Continued)
Insulet Corp.(a)	424	$64,554
Intuitive Surgical, Inc.(a)	66	26,247
Medtronic PLC	338	26,442
Thermo Fisher Scientific, Inc.	176	88,239
Waters Corp.(a)	74	27,753
West Pharmaceutical Services, Inc.	74	26,566
Zimmer Biomet Holdings, Inc.	777	66,892
		846,857
Healthcare-Services - 0.6%
Centene Corp.(a)	1,469	94,295
Charles River Laboratories International, Inc.(a)	103	23,360
Cigna Group	290	79,947
Elevance Health, Inc.	97	37,513
HCA Healthcare, Inc.	88	34,310
IQVIA Holdings, Inc.(a)	147	28,403
Labcorp Holdings, Inc.	39	10,920
Quest Diagnostics, Inc.	204	43,238
UnitedHealth Group, Inc.	905	376,145
		728,131
Home Builders - 0.1%
DR Horton, Inc.	243	39,580
Lennar Corp. - Class A	319	28,866
PulteGroup, Inc.	247	33,891
		102,337
Household Products & Wares - 0.1%
Church & Dwight Co., Inc.	195	18,891
Kimberly-Clark Corp.	506	55,544
		74,435
Insurance - 1.5%
Aflac, Inc.	428	50,183
Allstate Corp.	139	33,074
American International Group, Inc.	549	40,917
Aon PLC - Class A	87	28,857
Arch Capital Group Ltd.(a)	259	25,138
Assurant, Inc.	51	13,695
Berkshire Hathaway, Inc. - Class B(a)	1,669	835,151
Chubb Ltd.	400	136,296
Cincinnati Financial Corp.	68	12,589
Erie Indemnity Co. - Class A	276	66,171
Hartford Insurance Group, Inc.	250	33,130
Loews Corp.	146	16,529
MetLife, Inc.	749	63,373
Principal Financial Group, Inc.	160	17,245
Progressive Corp.	500	109,225
Prudential Financial, Inc.	620	66,917

The accompanying notes are an integral part of these consolidated financial statements.

71

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Travelers Cos., Inc.	124	$40,935
W R Berkley Corp.	56	3,950
Willis Towers Watson PLC	304	79,456
		1,672,831
Internet - 6.5%
Airbnb, Inc. - Class A(a)	382	54,664
Alphabet, Inc. - Class A	4,965	1,774,342
Alphabet, Inc. - Class C	4,093	1,446,180
Amazon.com, Inc.(a)	8,550	2,037,807
AppLovin Corp. - Class A(a)	151	77,800
Booking Holdings, Inc.	606	108,013
DoorDash, Inc. - Class A(a)	681	125,665
EBAY, Inc.	427	47,717
Expedia Group, Inc.	79	20,215
F5, Inc.(a)	76	31,613
GoDaddy, Inc. - Class A(a)	451	38,281
Meta Platforms, Inc. - Class A	1,676	944,074
Netflix, Inc.(a)	2,172	155,081
Palo Alto Networks, Inc.(a)	974	332,153
Robinhood Markets, Inc. - Class A(a)	362	36,301
Uber Technologies, Inc.(a)	1,358	97,993
VeriSign, Inc.	73	18,364
		7,346,263
Iron & Steel - 0.1%
Nucor Corp.	189	42,100
Steel Dynamics, Inc.	108	24,781
		66,881
Leisure Time - 0.2%
Carnival Corp. Ltd.	1,661	47,455
Royal Caribbean Cruises Ltd.	419	133,045
		180,500
Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	183	60,474
Las Vegas Sands Corp.	308	14,227
Marriott International, Inc. - Class A	150	55,588
		130,289
Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	382	406,792
GE Vernova, Inc.	239	280,792
Vertiv Holdings Co. - Class A	336	112,499
		800,083
Machinery-Diversified - 0.3%
Deere & Co.	196	124,329
IDEX Corp.	104	23,603

The accompanying notes are an integral part of these consolidated financial statements.

72

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Diversified - (Continued)
Ingersoll Rand, Inc.	898	$73,627
Nordson Corporation	58	17,498
Otis Worldwide Corp.	384	27,494
Rockwell Automation, Inc.	136	67,331
Wabtec Corp.	212	57,155
		391,037
Media - 0.3%
Charter Communications, Inc. - Class A(a)	205	29,153
EchoStar Corp. - Class A(a)	360	36,540
Walt Disney Co.	2,019	194,329
Warner Bros Discovery, Inc.(a)	2,431	64,810
		324,832
Mining - 0.1%
Freeport-McMoRan, Inc.	1,354	85,153
Newmont Corp.	797	74,440
		159,593
Miscellaneous Manufacturing - 0.3%
3M Co.	422	68,326
Axon Enterprise, Inc.(a)	211	118,289
Illinois Tool Works, Inc.	111	30,022
Parker-Hannifin Corp.	167	163,346
Textron, Inc.	140	12,842
		392,825
Oil & Gas - 1.1%
APA Corp.	511	16,643
Chevron Corp.	1,714	284,113
ConocoPhillips	1,187	123,400
Devon Energy Corp.	721	29,792
Diamondback Energy, Inc.	186	32,695
EOG Resources, Inc.	396	51,373
Exxon Mobil Corp.	3,328	455,004
Marathon Petroleum Corp.	249	63,662
Occidental Petroleum Corp.	484	23,508
Phillips 66	315	53,251
Texas Pacific Land Corp.	63	27,571
Valero Energy Corp.	250	65,110
		1,226,122
Oil & Gas Services - 0.1%
Baker Hughes Co.	498	27,639
Halliburton Co.	1,177	39,959
SLB Ltd.	1,566	72,803
		140,401

The accompanying notes are an integral part of these consolidated financial statements.

73

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Packaging & Containers - 0.1%
Amcor PLC	595	$25,793
Packaging Corp. of America	67	15,965
Smurfit Westrock PLC	557	25,767
		67,525
Pharmaceuticals - 2.5%
AbbVie, Inc.	1,741	438,105
Becton Dickinson & Co.	532	80,508
Bristol-Myers Squibb Co.	1,738	100,143
Cardinal Health, Inc.	141	33,496
Cencora, Inc.	358	101,307
CVS Health Corp.	1,026	106,140
Eli Lilly & Co.	703	843,199
Henry Schein, Inc.(a)	155	12,946
Johnson & Johnson	2,278	578,544
McKesson Corp.	39	29,468
Merck & Co., Inc.	2,229	286,426
Pfizer, Inc.	5,120	123,290
Viatris, Inc.	1,162	18,452
Zoetis, Inc.	351	25,223
		2,777,247
Pipelines - 0.2%
Kinder Morgan, Inc.	1,033	33,025
ONEOK, Inc.	674	58,597
Targa Resources Corp.	176	47,193
Williams Cos., Inc.	1,190	88,465
		227,280
Private Equity - 0.1%
Blackstone, Inc.	898	105,668
KKR & Co., Inc.	289	26,524
		132,192
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	216	29,093
CoStar Group, Inc.(a)	1,391	39,393
		68,486
REITS - 0.8%
Alexandria Real Estate Equities, Inc.	439	23,201
American Tower Corp.	320	52,342
AvalonBay Communities, Inc.	227	42,833
Crown Castle, Inc.	378	28,626
Digital Realty Trust, Inc.	366	65,726
Equinix, Inc.	80	83,391
Essex Property Trust, Inc.	68	19,828
Extra Space Storage, Inc.	377	54,778
Host Hotels & Resorts, Inc.	527	12,495

The accompanying notes are an integral part of these consolidated financial statements.

74

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
REITS - (Continued)
Iron Mountain, Inc.	324	$40,925
Prologis, Inc.	910	123,278
Public Storage	101	32,149
Realty Income Corp.	1,105	68,466
Simon Property Group, Inc.	364	81,409
Ventas, Inc.	275	24,420
VICI Properties, Inc.	907	24,081
Welltower, Inc.	671	152,297
		930,245
Retail - 1.8%
Carvana Co.(a)	873	57,461
Costco Wholesale Corp.	393	367,640
Darden Restaurants, Inc.	109	22,455
Dollar General Corp.	249	28,662
Dollar Tree, Inc.(a)	122	14,756
Home Depot, Inc.	894	315,296
Lowe’s Cos., Inc.	310	68,352
McDonald’s Corp.	455	122,991
O’Reilly Automotive, Inc.(a)	1,301	119,809
Ross Stores, Inc.	215	45,763
Starbucks Corp.	1,208	123,445
Target Corp.	368	48,064
TJX Cos., Inc.	916	138,774
Ulta Beauty, Inc.(a)	43	19,392
Walmart, Inc.	4,185	473,993
Williams-Sonoma, Inc.	118	27,506
Yum! Brands, Inc.	216	34,530
		2,028,889
Semiconductors - 9.3%
Advanced Micro Devices, Inc.(a)	1,398	812,112
Analog Devices, Inc.	543	215,663
Applied Materials, Inc.	687	496,701
Broadcom, Inc.	4,102	1,549,531
Intel Corp.(a)	3,980	555,727
KLA Corp.	1,170	353,001
Lam Research Corp.	1,065	461,496
Marvell Technology, Inc.	429	127,795
Microchip Technology, Inc.	285	25,992
Micron Technology, Inc.	949	1,095,421
Monolithic Power Systems, Inc.	38	52,530
NVIDIA Corp.	20,667	4,135,260
NXP Semiconductors NV	310	87,119
ON Semiconductor Corp.(a)	457	43,205
QUALCOMM, Inc.	929	171,670

The accompanying notes are an integral part of these consolidated financial statements.

75

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Teradyne, Inc.	103	$49,836
Texas Instruments, Inc.	700	208,649
		10,441,708
Software - 3.2%
Akamai Technologies, Inc.(a)	297	35,108
Cadence Design Systems, Inc.(a)	397	149,002
Electronic Arts, Inc.	414	84,887
Fiserv, Inc.(a)	1,021	50,080
Intuit, Inc.	430	112,230
Microsoft Corp.	6,030	2,249,311
MSCI, Inc.	63	35,283
Oracle Corp.	1,388	203,411
Palantir Technologies, Inc. - Class A(a)	1,647	192,156
Paychex, Inc.	588	57,818
Roper Technologies, Inc.	262	88,658
Salesforce, Inc.	694	108,722
Synopsys, Inc.(a)	60	26,764
Take-Two Interactive Software, Inc.(a)	382	95,492
Tyler Technologies, Inc.(a)	218	63,756
Veeva Systems, Inc. - Class A(a)	476	84,476
		3,637,154
Telecommunications - 1.1%
Arista Networks, Inc.(a)	1,054	179,054
AT&T, Inc.	6,467	133,867
Ciena Corp.(a)	147	72,112
Cisco Systems, Inc.	3,598	422,621
Corning, Inc.	889	227,077
Motorola Solutions, Inc.	108	44,851
T-Mobile US, Inc.	195	32,708
Verizon Communications, Inc.	3,294	139,468
		1,251,758
Toys, Games & Hobbies - 0.0%(b)
Hasbro, Inc.	624	51,536
Transportation - 0.5%
C.H. Robinson Worldwide, Inc.	109	20,529
CSX Corp.	1,206	57,321
Expeditors International of Washington, Inc.	209	34,063
FedEx Corp.	139	43,525
Fedex Freight Holding Co., Inc.(a)	69	10,419
JB Hunt Transport Services, Inc.	122	35,311
Norfolk Southern Corp.	173	54,424
Old Dominion Freight Line, Inc.	172	37,255

The accompanying notes are an integral part of these consolidated financial statements.

76

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - (Continued)
Union Pacific Corp.	593	$161,296
United Parcel Service, Inc. - Class B	730	78,475
		532,618
Water - 0.0%(b)
American Water Works Co., Inc.	166	21,842
TOTAL COMMON STOCKS (Cost $43,923,993)		54,860,207
TOTAL INVESTMENTS - 48.7% (Cost $43,923,993)		$54,860,207
Money Market Deposit Account - 45.3%(c)(d)		51,048,065
Other Assets in Excess of Liabilities - 6.0%(e)		6,775,307
TOTAL NET ASSETS - 100.0%		$112,683,579

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $45,247.
(e)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $7,214,946.
The accompanying notes are an integral part of these consolidated financial statements.

77

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	39	12/15/2026	$6,714,146	$1,835
3 Month Canadian Overnight Repo Rate Average	22	03/16/2027	3,782,038	1,470
3 Month Canadian Overnight Repo Rate Average	9	06/15/2027	1,544,818	870
3 Month Canadian Overnight Repo Rate Average	10	09/14/2027	1,714,349	305
3 Month Canadian Overnight Repo Rate Average	7	12/14/2027	1,199,119	147
3 Month Euribor	11	09/13/2027	3,061,072	651
3 Month Euribor	2	12/13/2027	556,758	(73)
3 Month Euribor	3	03/13/2028	835,266	26
3 Month Euribor	5	06/19/2028	1,392,110	368
3 Month Euribor	10	09/18/2028	2,783,935	478
3 Month Euribor	12	12/18/2028	3,340,208	977
3-Month Secured Overnight Financing Rate	1	12/19/2028	240,550	(102)
3-Month Secured Overnight Financing Rate	2	03/20/2029	481,150	(241)
3-Month Secured Overnight Financing Rate	8	03/19/2030	1,924,300	(564)
3-Year Korea Treasury Bonds	9	09/15/2026	600,019	245
Aluminum - 90 day settlement(a)	1	07/02/2026	76,747	(12,526)
Aluminum - 90 day settlement(a)	2	07/08/2026	153,756	(19,704)
Aluminum - 90 day settlement(a)	1	07/14/2026	76,884	(12,101)
Aluminum - 90 day settlement(a)	1	07/20/2026	76,984	(13,221)
Aluminum - 90 day settlement(a)	1	07/24/2026	77,009	(14,670)
Aluminum - 90 day settlement(a)	1	08/11/2026	77,149	(14,219)
Aluminum - 90 day settlement(a)	1	08/17/2026	77,083	(13,209)
Aluminum - 90 day settlement(a)	1	09/14/2026	77,161	(3,762)
Aluminum - 90 day settlement(a)	1	09/15/2026	77,111	(3,699)
ASX SPI 200 Index	4	09/17/2026	607,605	(6,824)
Australian Dollar	19	09/14/2026	1,313,090	(13,042)
Brazilian Real	74	07/31/2026	1,420,800	4,986
Brent Crude Oil	1	09/30/2026	72,930	(4,441)
Brent Crude Oil	2	10/30/2026	145,480	(22,542)
CAC40 10 Euro Index	8	07/17/2026	768,739	(2,669)
Canadian 10 Year Government Bonds	13	09/18/2026	1,110,122	3,726
Canadian Canola Oil	10	11/13/2026	103,691	(2,647)
Copper	3	09/28/2026	469,050	(8,143)
Copper	1	12/29/2026	158,438	5,123
Copper - 90 day settlement(a)	1	07/13/2026	334,147	3,004
Copper - 90 day settlement(a)	1	07/16/2026	334,222	(6,119)
Copper - 90 day settlement(a)	1	07/20/2026	334,265	1,910
Copper - 90 day settlement(a)	1	07/24/2026	334,340	(5,972)
Copper - 90 day settlement(a)	1	08/11/2026	334,415	(18,378)
Copper - 90 day settlement(a)	1	09/16/2026	334,244	7,099
Cotton No. 2	3	12/08/2026	115,200	(6,006)
Cotton No. 2	8	03/08/2027	312,560	(39)
Crude Oil	1	09/22/2026	68,980	(6,012)
Crude Oil	1	11/20/2026	68,350	5,948
Crude Palm Oil	5	09/15/2026	139,362	(7)
Crude Palm Oil	1	10/15/2026	28,013	(689)
Crude Palm Oil	1	11/13/2026	28,142	(15)

The accompanying notes are an integral part of these consolidated financial statements.

78

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Crude Soybean Oil	27	12/14/2026	$1,058,670	$(48,827)
Crude Soybean Oil	1	03/12/2027	38,946	(578)
DAX Index	1	09/18/2026	143,601	857
Dollar Index	2	09/14/2026	201,914	(349)
Dow Jones Industrial Average Index	5	09/18/2026	1,316,750	8,738
Euro BUXL 30 Year Bonds	1	09/08/2026	127,080	(206)
Euro STOXX 50 Dividend Index	1	12/17/2027	21,058	1,347
Euro STOXX 50 Quanto Index	21	09/18/2026	1,525,091	8,978
Euro STOXX Banks Index	43	09/18/2026	723,095	4,646
Euro/Japanese Yen Cross Currency Rate	6	09/14/2026	854,131	1,876
Euro-BOBL	3	09/08/2026	395,498	(34)
Euro-BTP Italian Government Bonds	24	09/08/2026	3,272,852	11,363
Euro-Bund	8	09/08/2026	1,163,985	3,531
European Rapeseed	3	07/31/2026	86,594	(3,928)
European Rapeseed	2	10/30/2026	58,587	(474)
Feeder Cattle	1	08/27/2026	182,300	(2,915)
French Government Bonds	5	09/08/2026	685,443	480
FTSE 100 Index	6	09/18/2026	838,969	167
FTSE Bursa Malaysia KLCI Index	6	07/31/2026	122,906	240
FTSE China A50 Index	20	07/30/2026	310,280	(642)
FTSE MIB Index	1	09/18/2026	59,278	(852)
FTSE/MIB Index	1	09/18/2026	296,389	(3,373)
Gold	1	08/27/2026	403,850	(28,378)
Hang Seng China Enterprises Index	3	07/30/2026	144,074	445
Hang Seng Index	1	07/30/2026	145,655	1,472
Hard Red Winter Wheat	1	09/14/2026	31,263	(1,090)
ICE 3 Month SONIA Rate	5	03/16/2027	1,591,993	609
ICE 3 Month SONIA Rate	2	06/15/2027	636,366	(118)
ICE 3 Month SONIA Rate	1	09/14/2027	318,166	(117)
ICE 3 Month SONIA Rate	1	12/14/2027	318,283	(134)
ICE 3 Month SONIA Rate	1	03/14/2028	318,432	(134)
ICE 3 Month SONIA Rate	1	06/20/2028	318,498	(84)
ICE 3 Month SONIA Rate	4	09/19/2028	1,274,059	(20)
ICE 3 Month SONIA Rate	5	12/19/2028	1,592,324	145
ICE 3 Month SONIA Rate	5	03/20/2029	1,591,993	(270)
Japanese Yen	11	09/14/2026	850,712	(5,535)
Korean Won	1	07/20/2026	9,994	165
KOSPI 200 Index	1	09/10/2026	223,488	(3,639)
Lead - 90 day settlement(a)	1	07/03/2026	46,007	(2,348)
Lead - 90 day settlement(a)	1	07/09/2026	46,048	(2,752)
Lead - 90 day settlement(a)	1	07/13/2026	46,048	(2,760)
Lead - 90 day settlement(a)	1	07/14/2026	46,041	(2,789)
Lead - 90 day settlement(a)	1	07/17/2026	46,092	(2,723)
Lead - 90 day settlement(a)	1	07/20/2026	46,108	(2,713)
Lead - 90 day settlement(a)	1	07/21/2026	46,125	(2,704)
Lead - 90 day settlement(a)	1	07/22/2026	46,141	(2,694)
Lead - 90 day settlement(a)	6	08/18/2026	278,631	(18,451)

The accompanying notes are an integral part of these consolidated financial statements.

79

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Lead - 90 day settlement(a)	1	08/26/2026	$46,503	$(4,102)
Lead - 90 day settlement(a)	1	08/27/2026	46,593	(3,912)
Lead - 90 day settlement(a)	2	09/01/2026	93,261	(8,637)
Lead - 90 day settlement(a)	3	09/02/2026	139,948	(10,942)
Lead - 90 day settlement(a)	2	09/18/2026	93,571	(3,303)
Lead - 90 day settlement(a)	1	09/22/2026	46,763	(1,405)
Lead - 90 day settlement(a)	1	09/25/2026	46,862	(775)
Live Cattle	9	08/31/2026	872,730	(7,978)
Live Cattle	4	10/30/2026	378,640	(8,259)
Live Cattle	5	12/31/2026	472,750	(311)
Live Cattle	2	02/26/2027	189,480	916
London Cocoa	3	03/12/2027	156,787	19,005
London Metals - Aluminum(a)	13	07/13/2026	999,820	(163,972)
London Metals - Aluminum(a)	14	08/17/2026	1,079,166	(202,043)
London Metals - Aluminum(a)	5	09/14/2026	385,806	(41,473)
London Metals - Copper(a)	2	07/13/2026	668,294	4,682
London Metals - Copper(a)	4	08/17/2026	1,337,799	(53,061)
London Metals - Copper(a)	3	09/14/2026	1,003,534	(21,126)
London Metals - Nickel(a)	3	07/13/2026	290,052	(42,233)
London Metals - Nickel(a)	3	08/17/2026	291,474	(53,574)
London Metals - Nickel(a)	1	09/14/2026	97,536	(10,568)
London Metals - Zinc(a)	13	07/13/2026	1,162,340	53,149
London Metals - Zinc(a)	10	08/17/2026	895,740	11,430
London Metals - Zinc(a)	11	09/14/2026	981,315	(11,539)
Long Gilt	2	09/28/2026	236,666	(1,260)
Low Sulphur Gas Oil	1	08/12/2026	91,100	2,198
Maize	1	08/05/2026	13,483	956
Mexican Peso	95	09/14/2026	2,698,950	(22,815)
MSCI EAFE Index	2	09/18/2026	314,530	(2,013)
MSCI Emerging Markets Index	9	09/18/2026	790,785	(7,843)
MSCI Singapore Index	30	07/30/2026	1,109,449	(6,298)
Nasdaq 100 Index	1	09/18/2026	610,470	(6,875)
Natural Gas	1	07/29/2026	32,750	1,878
Natural Gas	3	08/27/2026	95,820	(545)
Natural Gas	1	09/28/2026	32,130	88
Nickel - 90 day settlement(a)	1	07/14/2026	96,698	(12,807)
Nickel - 90 day settlement(a)	1	07/16/2026	96,756	(11,995)
Nickel - 90 day settlement(a)	1	07/24/2026	96,836	(20,139)
Nickel - 90 day settlement(a)	1	08/03/2026	96,953	(16,611)
Nickel - 90 day settlement(a)	1	08/05/2026	96,979	(19,276)
Nickel - 90 day settlement(a)	1	08/11/2026	97,077	(16,609)
Nickel - 90 day settlement(a)	2	08/18/2026	194,335	(31,429)
Nickel - 90 day settlement(a)	1	08/19/2026	97,181	(16,641)
Nickel - 90 day settlement(a)	1	09/09/2026	97,446	(5,482)
Nickel - 90 day settlement(a)	1	09/18/2026	97,632	(9,203)
Nikkei 225 Index	2	09/10/2026	713,400	25,000
Nikkei 225 Index	33	09/10/2026	1,424,564	52,749

The accompanying notes are an integral part of these consolidated financial statements.

80

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Nikkei 225 Index	1	09/10/2026	$219,103	$12,237
Nikkei 225 Index	2	09/10/2026	432,270	39,114
NY Harbor ULSD	1	07/31/2026	135,622	1,959
NY Harbor ULSD	1	08/31/2026	132,724	5,475
OMXS30 Index	15	07/17/2026	497,661	8,473
Reformulated Gasoline Blendstock	1	07/31/2026	121,586	372
Reformulated Gasoline Blendstock	1	08/31/2026	114,706	(359)
Robusta Coffee	3	09/24/2026	109,740	6,426
Robusta Coffee	1	11/24/2026	36,120	1,249
Russell 2000 Index	7	09/18/2026	1,065,960	16,513
S&P 500 Index	5	09/18/2026	1,887,063	(9,701)
S&P Mid Cap 400 Index	1	09/18/2026	388,500	5,800
S&P Real Estate Select Sector Stock Index	1	09/18/2026	54,300	(1,314)
S&P/Toronto Stock Exchange 60 Index	5	09/17/2026	1,449,462	(3,351)
SGX FTSE Taiwan Index	2	07/30/2026	323,440	11,150
SGX TSI Iron Ore	43	08/31/2026	425,614	1,670
Short-term Euro-BTP	11	09/08/2026	1,345,464	988
South African Rand	24	09/14/2026	728,100	2,046
Soybeans	6	11/13/2026	343,125	(12,739)
Soybeans	6	01/14/2027	347,625	(6,651)
Soybeans	4	03/12/2027	233,400	1,553
STOXX 600 Bank Spread Index	2	09/18/2026	45,744	178
STOXX 600 Utilities Index	1	09/18/2026	32,141	1,034
STOXX Europe 600 Index	21	09/18/2026	772,983	5,765
STOXX Europe 600 Index	1	09/18/2026	30,005	765
Tokyo Price Index	3	09/10/2026	73,858	2,104
TOPIX Index	3	09/10/2026	738,584	(9,012)
U.S. Treasury 10 Year Notes	1	09/21/2026	109,891	(392)
U.S. Treasury Long Bonds	4	09/21/2026	454,000	(194)
U.S. Treasury Ultra Bonds	1	09/21/2026	116,156	(908)
US Cocoa	3	12/15/2026	155,640	8,673
Wheat	2	09/14/2026	58,925	(1,355)
Wheat	1	03/12/2027	30,912	(765)
White Sugar	5	07/16/2026	118,650	7,689
Zinc - 90 day settlement(a)	1	07/06/2026	89,397	6,142
Zinc - 90 day settlement(a)	1	07/09/2026	89,407	6,777
Zinc - 90 day settlement(a)	1	07/13/2026	89,411	5,781
Zinc - 90 day settlement(a)	1	08/10/2026	89,674	1,369
Zinc - 90 day settlement(a)	1	08/14/2026	89,570	683
Zinc - 90 day settlement(a)	2	08/18/2026	179,048	3,251
Zinc - 90 day settlement(a)	1	08/19/2026	89,524	1,231
Zinc - 90 day settlement(a)	1	09/15/2026	89,060	3,099
Zinc - 90 day settlement(a)	2	09/18/2026	177,846	(34)
				$(831,252)

The accompanying notes are an integral part of these consolidated financial statements.

81

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(3)	11/30/2026	$1,201,096	$2,163
10 Year Japanese Government Bonds	(1)	09/11/2026	78,582	(240)
10 Year U.S. Ultra Treasury Notes	(9)	09/21/2026	1,012,219	(9,993)
10-Year Korea Treasury Bonds	(6)	09/15/2026	415,388	(4,028)
3 Month Euribor	(3)	12/14/2026	834,838	(1,545)
3 Month Euribor	(14)	03/15/2027	3,894,510	1,121
3 Month Euribor	(3)	06/14/2027	834,581	(2,101)
3 Month Euribor	(17)	06/19/2028	4,733,175	(9,677)
3 Month Euribor	(2)	09/18/2028	556,787	(572)
3 Month Euribor	(9)	06/18/2029	2,504,128	(4,675)
30 Day Federal Funds Rate	(1)	03/31/2027	399,928	2,791
3-Month Secured Overnight Financing Rate	(19)	12/15/2026	4,564,038	7,504
3-Month Secured Overnight Financing Rate	(48)	03/16/2027	11,515,200	9,703
3-Month Secured Overnight Financing Rate	(78)	06/15/2027	18,704,400	21,599
3-Month Secured Overnight Financing Rate	(34)	09/14/2027	8,156,175	2,715
3-Month Secured Overnight Financing Rate	(32)	12/14/2027	7,682,000	2,631
3-Month Secured Overnight Financing Rate	(21)	03/14/2028	5,045,775	(3,187)
3-Month Secured Overnight Financing Rate	(5)	06/20/2028	1,202,125	(1,071)
3-Month Secured Overnight Financing Rate	(2)	09/19/2028	481,000	(266)
Aluminum - 90 day settlement(a)	(1)	07/02/2026	76,747	10,761
Aluminum - 90 day settlement(a)	(2)	07/08/2026	153,756	24,550
Aluminum - 90 day settlement(a)	(1)	07/14/2026	76,884	13,823
Aluminum - 90 day settlement(a)	(1)	07/20/2026	76,984	14,738
Aluminum - 90 day settlement(a)	(1)	07/24/2026	77,009	11,848
Aluminum - 90 day settlement(a)	(1)	08/11/2026	77,149	3,928
Aluminum - 90 day settlement(a)	(1)	08/17/2026	77,083	3,848
Aluminum - 90 day settlement(a)	(1)	09/14/2026	77,161	6,884
Aluminum - 90 day settlement(a)	(1)	09/15/2026	77,111	8,121
ASX SPI 200 Index	(1)	09/17/2026	151,901	933
Australian 90 Day Bank Bills	(3)	12/10/2026	2,054,103	3,409
Australian 90 Day Bank Bills	(1)	06/10/2027	684,868	(301)
Australian Dollar	(178)	09/14/2026	12,301,580	200,943
Australian Government 10 Year Bonds	(8)	09/15/2026	608,256	(6,316)
Australian Government 3 Year Bonds	(34)	09/15/2026	2,462,126	(4,450)
BMF US Dollar Fut Aug26	(20)	07/31/2026	1,009,024	3,228
BOVESPA Index	(13)	08/12/2026	88,046	(929)
British Pound	(59)	09/14/2026	4,887,781	(14)
Canadian 10 Year Government Bonds	(5)	09/18/2026	426,970	(4,135)
Canadian 5 Year Bonds	(1)	09/18/2026	79,746	(650)
Canadian Dollar	(98)	09/15/2026	6,922,720	132,805
CBOE Volatility Index	(2)	08/19/2026	37,898	4,261
Copper - 90 day settlement(a)	(1)	07/13/2026	334,147	6,224
Copper - 90 day settlement(a)	(1)	07/16/2026	334,222	(541)
Copper - 90 day settlement(a)	(1)	07/20/2026	334,265	5,819
Copper - 90 day settlement(a)	(1)	07/24/2026	334,340	(7,633)
Copper - 90 day settlement(a)	(1)	08/11/2026	334,415	(7,460)

The accompanying notes are an integral part of these consolidated financial statements.

82

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Copper - 90 day settlement(a)	(1)	09/16/2026	$334,244	$7,964
Corn No. 2 Yellow	(51)	12/14/2026	1,111,800	26,777
Corn No. 2 Yellow	(7)	03/12/2027	157,850	1,359
Corn No. 2 Yellow	(13)	05/14/2027	299,000	3,957
Crude Oil	(1)	07/21/2026	69,500	7,188
Crude Soybean Oil	(1)	01/14/2027	39,078	808
Euro	(302)	09/14/2026	43,248,287	451,820
Euro BUXL 30 Year Bonds	(4)	09/08/2026	508,318	(9,280)
Euro-BOBL	(11)	09/08/2026	1,450,160	(6,038)
Euro-BTP Italian Government Bonds	(2)	09/08/2026	272,738	(3,295)
Euro-Bund	(4)	09/08/2026	581,993	(7,006)
Euro-Schatz	(24)	09/08/2026	2,905,667	(2,367)
French Government Bonds	(9)	09/08/2026	1,233,798	(10,257)
Frozen Concentrated Orange Juice	(2)	09/10/2026	49,575	(34)
FTSE 100 Index	(1)	09/18/2026	139,828	(1,475)
FTSE/JSE Top 40 Index	(1)	09/17/2026	62,645	2,256
Hang Seng China Enterprises Index	(5)	07/30/2026	240,123	1,602
Hang Seng China Enterprises Index	(2)	07/30/2026	19,210	242
Hang Seng Index	(5)	07/30/2026	145,655	1,612
Hang Seng Index	(1)	07/30/2026	145,655	1,407
Hard Red Winter Wheat	(2)	12/14/2026	64,025	1,970
Japanese 10 Year Government Bonds	(7)	09/14/2026	5,500,723	(7,140)
Japanese Yen	(62)	09/14/2026	4,794,925	76,894
KOSDAQ 150 Index	(1)	09/10/2026	10,763	72
Lead - 90 day settlement(a)	(1)	07/03/2026	46,007	3,519
Lead - 90 day settlement(a)	(1)	07/09/2026	46,047	3,482
Lead - 90 day settlement(a)	(1)	07/13/2026	46,048	3,047
Lead - 90 day settlement(a)	(1)	07/14/2026	46,041	3,355
Lead - 90 day settlement(a)	(1)	07/17/2026	46,092	3,403
Lead - 90 day settlement(a)	(1)	07/20/2026	46,108	2,762
Lead - 90 day settlement(a)	(1)	07/21/2026	46,125	2,733
Lead - 90 day settlement(a)	(1)	07/22/2026	46,141	3,017
Lead - 90 day settlement(a)	(6)	08/18/2026	278,631	14,952
Lead - 90 day settlement(a)	(1)	08/26/2026	46,503	3,990
Lead - 90 day settlement(a)	(1)	08/27/2026	46,593	2,221
Lead - 90 day settlement(a)	(1)	09/01/2026	46,631	4,493
Lead - 90 day settlement(a)	(2)	09/02/2026	93,298	5,088
Lead - 90 day settlement(a)	(2)	09/18/2026	93,571	2,997
Lead - 90 day settlement(a)	(1)	09/22/2026	46,762	1,059
Lead - 90 day settlement(a)	(2)	09/23/2026	93,550	2,077
Lead - 90 day settlement(a)	(1)	09/25/2026	46,862	745
Lead - 90 day settlement(a)	(1)	09/30/2026	46,875	257
Lean Hogs	(14)	08/14/2026	549,920	(1,929)
Lean Hogs	(6)	10/14/2026	196,800	5,887
Lean Hogs	(4)	12/14/2026	117,800	611
Light Sweet Crude Oil	(1)	07/20/2026	34,750	1,874

The accompanying notes are an integral part of these consolidated financial statements.

83

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
London Metals - Aluminum(a)	(13)	07/13/2026	$999,820	$175,333
London Metals - Aluminum(a)	(14)	08/17/2026	1,079,166	148,880
London Metals - Aluminum(a)	(3)	09/14/2026	231,484	7,243
London Metals - Copper(a)	(2)	07/13/2026	668,294	36,701
London Metals - Copper(a)	(4)	08/17/2026	1,337,799	32,248
London Metals - Copper(a)	(1)	09/14/2026	334,511	(4,104)
London Metals - Nickel(a)	(3)	07/13/2026	290,052	53,076
London Metals - Nickel(a)	(3)	08/17/2026	291,474	33,113
London Metals - Nickel(a)	(1)	09/14/2026	97,536	1,660
London Metals - Zinc(a)	(13)	07/13/2026	1,162,340	(30,888)
London Metals - Zinc(a)	(10)	08/17/2026	895,740	9,237
London Metals - Zinc(a)	(3)	09/14/2026	267,631	(7,487)
Long Gilt	(5)	09/28/2026	591,665	(9,105)
Low Sulphur Gas Oil	(1)	10/12/2026	86,125	11,374
Low Sulphur Gas Oil	(2)	11/12/2026	166,750	248
Lumber	(1)	09/15/2026	17,091	590
Mexican Peso	(6)	09/14/2026	170,460	375
Milling Wheat No. 2	(17)	09/10/2026	196,184	(303)
Milling Wheat No. 2	(7)	12/10/2026	83,481	618
Milling Wheat No. 2	(1)	03/10/2027	12,197	156
Mini Dollar Future Aug 26	(56)	07/31/2026	565,054	2,511
Natural Gas	(5)	07/29/2026	163,750	(850)
New Zealand Dollar	(69)	09/14/2026	3,928,860	54,985
Nickel - 90 day settlement(a)	(1)	07/14/2026	96,698	15,732
Nickel - 90 day settlement(a)	(1)	07/16/2026	96,756	15,709
Nickel - 90 day settlement(a)	(1)	07/24/2026	96,836	16,565
Nickel - 90 day settlement(a)	(1)	08/03/2026	96,953	19,922
Nickel - 90 day settlement(a)	(1)	08/05/2026	96,979	16,562
Nickel - 90 day settlement(a)	(1)	08/11/2026	97,077	17,638
Nickel - 90 day settlement(a)	(2)	08/18/2026	194,335	21,952
Nickel - 90 day settlement(a)	(1)	08/19/2026	97,181	15,254
Nickel - 90 day settlement(a)	(2)	09/09/2026	194,892	17,708
Nifty 50 Index	(9)	07/28/2026	432,081	3,348
Nikkei 225 Index	(1)	09/10/2026	219,103	(6,332)
NY Harbor ULSD	(2)	07/31/2026	271,244	(3,720)
Oats	(1)	12/14/2026	16,675	360
Palladium	(3)	09/28/2026	363,270	35,524
Platinum	(1)	10/28/2026	78,290	5,723
S&P 500 Index	(2)	09/18/2026	754,825	907
Short-term Euro-BTP	(18)	09/08/2026	2,201,668	(7,088)
Silver	(2)	09/28/2026	599,220	(4,449)
Silver	(1)	12/29/2026	302,885	(2,062)
Soybean Meal	(9)	12/14/2026	272,790	1,691
Soybean Meal	(5)	01/14/2027	152,300	228
Soybeans	(3)	11/13/2026	171,562	(706)
Sugar #11	(41)	09/30/2026	680,534	(23,324)

The accompanying notes are an integral part of these consolidated financial statements.

84

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Sugar #11	(6)	02/26/2027	$105,907	$(4,124)
Sugar #11	(4)	04/30/2027	69,843	(2,831)
Swiss Franc	(30)	09/14/2026	4,678,313	54,069
Tin - 90 day settlement(a)	(1)	09/23/2026	257,738	(5,343)
U.S. Treasury 10 Year Notes	(52)	09/21/2026	5,714,313	(21,171)
U.S. Treasury 2 Year Notes	(64)	09/30/2026	13,192,500	9,784
U.S. Treasury 5 Year Note	(19)	09/30/2026	2,033,891	(3,989)
U.S. Treasury Long Bonds	(11)	09/21/2026	1,248,500	(16,168)
U.S. Treasury Ultra Bonds	(6)	09/21/2026	696,937	(15,757)
UK Natural Gas	(5)	07/30/2026	214,749	(10,040)
Utilities Select Sector Index	(1)	09/18/2026	92,180	(2,081)
Wheat	(2)	09/14/2026	58,925	608
Wheat	(3)	12/14/2026	90,675	2,206
White Maize	(1)	12/23/2026	20,397	(167)
White Sugar	(1)	09/15/2026	23,360	(1,676)
Yellow Maize	(1)	12/23/2026	20,818	(155)
Zinc - 90 day settlement(a)	(1)	07/06/2026	89,397	(1,608)
Zinc - 90 day settlement(a)	(1)	07/09/2026	89,407	(1,536)
Zinc - 90 day settlement(a)	(1)	07/13/2026	89,411	(2,885)
Zinc - 90 day settlement(a)	(1)	08/10/2026	89,674	(880)
Zinc - 90 day settlement(a)	(1)	08/14/2026	89,570	(1,725)
Zinc - 90 day settlement(a)	(2)	08/18/2026	179,048	(3,729)
Zinc - 90 day settlement(a)	(1)	08/19/2026	89,524	(392)
Zinc - 90 day settlement(a)	(1)	09/15/2026	89,060	1,097
Zinc - 90 day settlement(a)	(1)	09/18/2026	88,923	1,397
Zinc - 90 day settlement(a)	(1)	09/23/2026	88,852	(3,032)
				$1,687,867
Net Unrealized Appreciation (Depreciation)				$856,615

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

85

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	07/08/2026	AUD	5,200,000	NZD	6,282,140	$30,582
Deutsche Bank	07/08/2026	CAD	981,541	AUD	1,000,000	66
Deutsche Bank	07/13/2026	COP	359,689,000	USD	100,000	4,898
Deutsche Bank	07/08/2026	EUR	1,500,000	CAD	2,416,975	9,669
Deutsche Bank	07/08/2026	EUR	125,000	CHF	115,089	309
Deutsche Bank	07/08/2026	EUR	2,100,000	JPY	388,290,019	10,656
Deutsche Bank	07/08/2026	EUR	300,000	PLN	1,282,209	2,048
Deutsche Bank	07/08/2026	EUR	250,000	SEK	2,743,636	2,663
Deutsche Bank	07/08/2026	GBP	500,000	CHF	531,382	4,986
Deutsche Bank	07/08/2026	GBP	1,298,726	EUR	1,500,000	8,216
Deutsche Bank	07/08/2026	GBP	1,375,000	JPY	293,653,147	16,669
Deutsche Bank	07/08/2026	INR	9,473,285	USD	100,000	19
Deutsche Bank	07/08/2026	JPY	45,075,236	AUD	400,000	497
Deutsche Bank	07/08/2026	TRY	28,529,384	USD	600,000	7,874
Deutsche Bank	07/13/2026	TWD	3,191,331	USD	100,000	257
Deutsche Bank	07/08/2026	USD	4,273,313	CAD	6,000,000	41,270
Deutsche Bank	07/08/2026	USD	160,278	CHF	125,000	5,438
Deutsche Bank	07/06/2026	USD	100,000	CLP	90,425,670	1,910
Deutsche Bank	07/09/2026	USD	100,000	CLP	91,465,170	777
Deutsche Bank	07/13/2026	USD	200,000	CLP	184,248,340	110
Deutsche Bank	07/27/2026	USD	100,000	CLP	92,107,000	49
Deutsche Bank	07/08/2026	USD	1,100,000	CNH	7,441,961	3,506
Deutsche Bank	07/08/2026	USD	433,762	EUR	375,000	5,147
Deutsche Bank	07/22/2026	USD	100,000	INR	9,463,428	217
Deutsche Bank	07/08/2026	USD	1,484,334	JPY	237,500,000	22,728
Deutsche Bank	07/06/2026	USD	1,400,000	KRW	2,121,476,000	30,521
Deutsche Bank	07/13/2026	USD	100,000	KRW	153,858,127	669
Deutsche Bank	07/22/2026	USD	200,000	KRW	302,596,235	4,617
Deutsche Bank	07/27/2026	USD	800,000	KRW	1,228,874,456	6,471
Deutsche Bank	07/08/2026	USD	344,011	MXN	6,000,000	1,135
Deutsche Bank	07/08/2026	USD	1,029,881	NZD	1,800,000	7,226
Deutsche Bank	07/08/2026	USD	1,100,000	PLN	4,126,661	3,027
Deutsche Bank	07/08/2026	USD	600,000	SGD	774,046	1,372
Deutsche Bank	07/03/2026	USD	200,000	TWD	6,343,911	824
Deutsche Bank	07/06/2026	USD	300,000	TWD	9,444,360	3,429
Deutsche Bank	07/13/2026	USD	100,000	TWD	3,166,100	535
Deutsche Bank	07/08/2026	USD	300,000	ZAR	4,877,919	2,406
Deutsche Bank	07/08/2026	ZAR	24,707,853	USD	1,500,000	7,385
Deutsche Bank	07/08/2026	AUD	4,000,000	CAD	3,933,548	(5,472)
Deutsche Bank	07/08/2026	AUD	3,063,965	EUR	1,875,000	(22,029)
Deutsche Bank	07/08/2026	AUD	1,649,496	GBP	875,000	(18,759)
Deutsche Bank	07/08/2026	AUD	2,000,000	JPY	225,877,164	(5,568)
Deutsche Bank	07/08/2026	CAD	1,000,000	JPY	115,004,610	(2,413)
Deutsche Bank	07/08/2026	CAD	2,100,000	USD	1,515,242	(34,027)
Deutsche Bank	07/08/2026	CHF	1,483,964	EUR	1,625,000	(19,118)
Deutsche Bank	07/08/2026	CHF	657,240	GBP	625,000	(14,887)
Deutsche Bank	07/08/2026	CHF	1,125,000	USD	1,431,652	(38,094)

The accompanying notes are an integral part of these consolidated financial statements.

86

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	07/06/2026	CLP	88,790,280	USD	100,000	$(3,684)
Deutsche Bank	07/09/2026	CLP	92,115,830	USD	100,000	(71)
Deutsche Bank	07/13/2026	CLP	183,151,130	USD	200,000	(1,300)
Deutsche Bank	07/24/2026	CLP	90,419,000	USD	100,000	(1,886)
Deutsche Bank	08/03/2026	CLP	184,198,000	USD	200,000	(94)
Deutsche Bank	07/08/2026	CNH	27,061,473	USD	4,000,000	(12,778)
Deutsche Bank	07/08/2026	EUR	3,300,000	GBP	2,856,707	(17,426)
Deutsche Bank	07/08/2026	EUR	1,625,000	USD	1,889,230	(31,899)
Deutsche Bank	07/08/2026	GBP	1,312,500	USD	1,758,918	(17,971)
Deutsche Bank	07/08/2026	HUF	304,651,827	USD	1,000,000	(21,867)
Deutsche Bank	07/08/2026	ILS	1,725,041	USD	600,000	(20,196)
Deutsche Bank	07/02/2026	INR	9,576,220	USD	101,352	(201)
Deutsche Bank	07/03/2026	INR	75,669,084	USD	800,000	(784)
Deutsche Bank	07/20/2026	INR	9,475,473	USD	100,000	(71)
Deutsche Bank	07/22/2026	INR	9,445,200	USD	100,000	(409)
Deutsche Bank	07/08/2026	JPY	73,940,346	EUR	400,000	(2,151)
Deutsche Bank	07/08/2026	JPY	106,716,826	GBP	500,000	(6,468)
Deutsche Bank	07/06/2026	KRW	2,137,164,279	USD	1,400,000	(20,393)
Deutsche Bank	07/13/2026	KRW	152,215,000	USD	100,000	(1,730)
Deutsche Bank	07/27/2026	KRW	153,838,636	USD	100,000	(661)
Deutsche Bank	07/08/2026	MXN	31,500,000	USD	1,807,812	(7,716)
Deutsche Bank	07/08/2026	NOK	9,444,823	EUR	875,000	(46,045)
Deutsche Bank	07/08/2026	NOK	14,500,000	SEK	14,413,652	(22,457)
Deutsche Bank	07/08/2026	NOK	13,054,240	USD	1,400,000	(81,342)
Deutsche Bank	07/08/2026	NZD	1,919,434	AUD	1,600,000	(17,098)
Deutsche Bank	07/08/2026	NZD	2,200,000	JPY	206,350,130	(19,995)
Deutsche Bank	07/08/2026	NZD	600,000	USD	352,772	(11,887)
Deutsche Bank	07/08/2026	PLN	848,154	EUR	200,000	(3,133)
Deutsche Bank	07/08/2026	PLN	8,432,527	USD	2,300,000	(58,417)
Deutsche Bank	07/08/2026	SEK	12,150,581	EUR	1,125,000	(32,185)
Deutsche Bank	07/08/2026	SEK	6,537,555	USD	700,000	(25,475)
Deutsche Bank	07/08/2026	SGD	3,710,218	USD	2,900,000	(30,610)
Deutsche Bank	07/03/2026	TWD	6,289,504	USD	200,000	(2,533)
Deutsche Bank	07/06/2026	TWD	9,487,983	USD	300,000	(2,059)
Deutsche Bank	07/27/2026	TWD	6,352,900	USD	200,000	(245)
Deutsche Bank	07/08/2026	USD	1,241,862	GBP	937,500	(1,671)
Deutsche Bank	07/02/2026	USD	100,000	INR	9,576,220	(1,151)
Deutsche Bank	07/03/2026	USD	800,000	INR	76,266,248	(5,524)
Deutsche Bank	07/08/2026	USD	100,000	INR	9,607,930	(1,440)
Deutsche Bank	07/17/2026	USD	500,000	INR	47,428,050	(320)
Deutsche Bank	07/20/2026	USD	100,000	INR	9,484,800	(27)
Deutsche Bank	07/08/2026	USD	100,000	SEK	972,171	(306)
Deutsche Bank	07/27/2026	USD	200,000	TWD	6,373,938	(416)
Deutsche Bank	07/31/2026	USD	100,000	TWD	3,191,106	(363)
Deutsche Bank	08/03/2026	USD	300,000	TWD	9,572,017	(1,100)
Net Unrealized Appreciation (Depreciation)						$(445,744)

The accompanying notes are an integral part of these consolidated financial statements.

87

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)(Continued)
AUD - Australian Dollars
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

88

LoCorr Investment Trust
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
ASSETS:
Investments, at value	$19,841,271	$265,065,980	$275,828,396	$1,456,721,714	$312,478,620
Deposits at broker for securities sold short	11,698,710	—	—	—	—
Cash - interest bearing deposit account (Note 2)	10,327,845	29,632,183	13,126,456	77,391,259	25,358,360
Receivable for investments sold	1,164,140	12,615	—	139,748	—
Cash held as collateral for securities sold short (Note 2)	850,000	—	—	—	—
Cash held as collateral for forward currency contracts (Note 2)	—	991,165	—	11,980,000	7,349,447
Interest receivable	50,229	1,715,417	1,804,392	10,701,753	2,299,799
Dividends receivable	22,435	—	—	—	—
Dividend tax reclaims receivable	1,609	—	—	—	—
Receivable for fund shares sold	215	304,185	122,675	3,514,246	628,374
Foreign currency, at value	—	341,667	—	141,944	—
Receivable for open forward currency contracts	—	1,721,269	—	18,775,636	5,047,942
Receivable for unsettled futures contracts	—	1,016,628	—	11,442,089	471,768
Receivable for swap contracts, net	—	—	29,637,074	—	—
Variation margin on futures contracts	—	—	—	—	1,887,865
Deposits at broker for future contracts (Note 2)	—	12,951,337	—	144,460,236	34,235,949
Deposits at broker for swap contracts (Note 2)	—	17,476,531	456,395	—	—
Prepaid expenses and other assets	35,521	17,650	42,934	74,408	55,864
Total assets	43,991,975	331,246,627	321,018,322	1,735,343,033	389,813,988
LIABILITIES:
Securities sold short, at value	9,577,718	—	—	—	—
Payable for investments purchased	2,916,059	1,370,000	—	—	—
Payable for fund administration and accounting fees	48,242	140,340	166,858	394,102	141,257
Payable for fund shares redeemed	29,272	915,296	527,339	912,677	171,752
Payable to Adviser (Note 5)	26,085	390,262	399,421	2,091,909	471,265
Payable for transfer agent fees and expenses	10,964	54,455	106,718	315,396	76,972
Dividends payable	9,324	—	—	—	—
Payable for distribution fees	4,336	99,385	69,163	118,419	40,126
Payable for open forward currency contracts	—	1,351,728	—	14,575,879	1,846,384
Payable for unsettled futures contracts	—	1,236,611	—	13,759,798	2,181,928
Payable for swap contracts, net	—	4,971,097	—	2,734,302	—
Variation margin on futures contracts	—	28,687	—	443,565	—
Payable for expenses and other liabilities	18,393	50,838	70,371	146,452	43,752
Total liabilities	12,640,393	10,608,699	1,339,870	35,492,499	4,973,436
NET ASSETS	$ 31,351,582	$320,637,928	$319,678,452	$1,699,850,534	$384,840,552

The accompanying notes are an integral part of these financial statements.

89

LoCorr Investment Trust
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
Net Assets Consist of:
Paid-in capital	$30,312,192	$309,653,370	$343,358,817	$1,755,776,869	$372,240,578
Total distributable earnings/ (accumulated losses)	1,039,390	10,984,558	(23,680,365)	(55,926,335)	12,599,974
Total net assets	$31,351,582	$320,637,928	$319,678,452	$1,699,850,534	$384,840,552
Class A
Net assets	$2,695,573	$31,535,496	$14,038,626	$53,272,971	$17,803,675
Shares issued and outstanding(a)	232,155	3,160,253	1,631,476	6,401,049	1,313,349
Net asset value per share(b)	$11.61	$9.98	$8.60	$8.32	$13.56
Max offering price per share (net asset value per share divided by 0.9425, 0.9425, 0.9425, 0.9425 and 0.9425, respectively)(1)	$12.32	$10.59	$9.12	$8.83	$14.39
Class C
Net assets	$433,947	$—	$2,686,241	$22,910,191	$9,039,750
Shares issued and outstanding(a)	41,428	—	333,013	2,954,330	716,540
Net asset value per share	$10.47	$—	$8.07	$7.75	$12.62
Class I
Net assets	$28,222,062	$289,102,432	$302,953,585	$1,623,667,372	$357,997,127
Shares issued and outstanding(a)	2,350,422	28,914,588	34,788,812	190,766,219	26,399,693
Net asset value per share	$12.01	$10.00	$8.71	$8.51	$13.56
Cost:
Investments, at cost	$18,735,019	$264,245,369	$276,188,209	$1,462,427,752	$314,003,482
Foreign currency, at cost	$—	$345,517	$—	$—	$—
Proceeds:
Securities sold short proceeds	$9,542,635	$—	$—	$—	$—

(a)	Unlimited shares authorized, no par value
(b)
A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.

(1)	Reflects maximum sales charge of 5.75%, 5.75%, 5.75%, 5.75% and 5.75% on investments of $25,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

90

LoCorr Investment Trust
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	LoCorr Spectrum Income Fund	LoCorr Strategic Allocation Fund (Consolidated)
ASSETS:
Investments, at value	$66,082,608	$54,860,207
Cash - interest bearing deposit account (Note 2)	4,061,021	51,048,065
Dividends receivable	297,115	23,728
Deposits at broker for option contracts (Note 2)	222,840	—
Receivable for fund shares sold	90,794	113,241
Interest receivable	11,417	138,950
Dividend tax reclaims receivable	—	181
Cash held as collateral for forward currency contracts (Note 2)	—	371,900
Receivable for open forward currency contracts	—	881,427
Receivable for unsettled futures contracts	—	948,339
Variation margin on futures contracts	—	94,222
Deposits at broker for future contracts (Note 2)	—	6,843,046
Deferred organizational expenses	—	168
Prepaid expenses and other assets	30,446	3,303
Total assets	70,796,241	115,326,777
LIABILITIES:
Written options, at value	154,724	—
Payable for fund shares redeemed	166,650	10,735
Distributions payable	101,756	—
Payable to Adviser (Note 5)	75,920	103,013
Payable for fund administration and accounting fees	49,166	81,414
Payable for distribution fees	27,760	2,206
Payable for transfer agent fees and expenses	18,542	—
Payable to custodian	10	—
Payable for open forward currency contracts	—	1,327,170
Payable for unsettled futures contracts	—	1,049,647
Payable for investments purchased	—	912
Payable for expenses and other liabilities	23,952	68,101
Total liabilities	618,480	2,643,198
NET ASSETS	$70,177,761	$112,683,579
Net Assets Consist of:
Paid-in capital	$104,774,486	$101,190,383
Total distributable earnings/(accumulated losses)	(34,596,725)	11,493,196
Total net assets	$70,177,761	$112,683,579
Class A
Net assets	$19,277,263	$3,197,476
Shares issued and outstanding(a)	3,514,412	282,485
Net asset value per share(b)	$5.49	$11.32
Max offering price per share (net asset value per share divided by 0.9425 and 0.9425, respectively)(1)	$5.82	$12.01

The accompanying notes are an integral part of these financial statements.

91

LoCorr Investment Trust
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	LoCorr Spectrum Income Fund	LoCorr Strategic Allocation Fund (Consolidated)
Class C
Net assets	$5,477,124	$—
Shares issued and outstanding(a)	979,747	—
Net asset value per share	$ 5.59(c)	$—
Class I
Net assets	$45,423,374	$109,486,103
Shares issued and outstanding(a)	8,336,075	9,656,733
Net asset value per share	$ 5.45(c)	$11.34
Cost:
Investments, at cost	$57,776,729	$43,923,993
Proceeds:
Written options premium received	$222,833	$—

(a)	Unlimited shares authorized, no par value
(b)
A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.

(c)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 2.00%.
(1)	Reflects maximum sales charge of 5.75%, 5.75%, 5.75%, 5.75% and 5.75% on investments of $25,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

92

LoCorr Investment Trust
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
INVESTMENT INCOME:
Dividend income	$214,908	$—	$—	$—	$—
Less: dividend withholding taxes	(2,816)	—	—	—	—
Interest income	133,634	5,041,381	4,611,767	31,914,477	6,287,074
Broker interest income - net	148,377	94,794	8,219	996,334	350,352
Other income	—	780	—	—	—
Total investment income	494,103	5,136,955	4,619,986	32,910,811	6,637,426
EXPENSES:
Investment advisory fee	224,931	2,039,644	2,629,065	12,535,942	2,524,854
Fund administration and accounting fees	54,156	163,053	187,358	450,803	162,153
Transfer agent fees	37,783	208,476	312,560	1,000,021	180,003
Federal and state registration fees	26,622	32,545	38,161	50,143	31,371
Audit fees	12,849	42,453	33,013	35,405	27,632
Custodian fees	8,797	19,393	10,071	47,014	9,711
Distribution expenses - Class A	3,370	35,835	18,197	65,753	22,445
Distribution expenses - Class C	2,154	—	15,507	110,905	44,257
Trustees’ fees	2,772	23,365	34,492	136,139	29,342
Reports to shareholders	2,432	7,310	28,915	119,716	16,777
Legal fees	1,989	2,874	7,055	20,542	5,365
Other expenses and fees	1,549	1,977	4,656	11,353	3,324
Total expenses before dividend expense	379,404	2,576,925	3,319,050	14,583,736	3,057,234
Dividends expense on securities sold short (Note 2)	69,658	—	—	—	—
Total expenses	449,062	2,576,925	3,319,050	14,583,736	3,057,234
Expense reimbursement by Adviser	(75,469)	(2,921)	—	—	—
Expense recoupment by Adviser	—	38,249	—	—	—
Net expenses	373,593	2,612,253	3,319,050	14,583,736	3,057,234
NET INVESTMENT INCOME	120,510	2,524,702	1,300,936	18,327,075	3,580,192
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,747,133	406,149	(1,833,993)	2,122,263	498,300
Securities sold short	66,990	—	—	—	—
Futures contracts	—	11,008,789	—	131,111,905	63,047,097
Forward currency contracts	—	1,093,126	—	12,999,637	3,748,127
Swap contracts	—	(407,130)	1,220,072	(455,291)	—
Other investments	—	—	—	311,718	—
Foreign currency transactions	(7,934)	77,951	—	1,236,364	(18,049)
Net realized gain (loss)	1,806,189	12,178,885	(613,921)	147,326,596	67,275,475

The accompanying notes are an integral part of these financial statements.

93

LoCorr Investment Trust
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
Net change in unrealized appreciation (depreciation) on:
Investments	$513,362	$(1,272,499)	$3,284,667	$(20,371,101)	$(4,020,796)
Securities sold short	(89,592)	—	—	—	—
Future contracts	—	(350,777)	—	(5,242,856)	(5,461,650)
Forward currency contracts	—	179,741	—	1,959,246	2,437,105
Swap contracts	—	(14,632)	839,452	(2,734,302)	—
Foreign currency translation	(43)	126,145	—	410,976	(11,961)
Net change in unrealized appreciation (depreciation)	423,727	(1,332,022)	4,124,119	(25,978,037)	(7,057,302)
Net realized and unrealized gain (loss)	2,229,916	10,846,863	3,510,198	121,348,559	60,218,173
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,350,426	$13,371,565	$4,811,134	$139,675,634	$63,798,365

The accompanying notes are an integral part of these financial statements.

94

LoCorr Investment Trust
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	LoCorr Spectrum Income Fund	LoCorr Strategic Allocation Fund (Consolidated)
INVESTMENT INCOME:
Dividend income	$1,716,164	$274,307
Less: issuance fees	(290)	—
Less: dividend withholding taxes	(2,550)	(101)
Interest income	66,630	705,543
Broker interest income - net	1,634	28,297
Other income	11	(1,405)
Total investment income	1,781,599	1,006,641
EXPENSES:
Investment advisory fee	458,667	573,255
Transfer agent fees	58,679	43,662
Fund administration and accounting fees	56,858	90,065
Distribution expenses - Class C	28,267	—
Distribution expenses - Class A	24,530	2,809
Federal and state registration fees	27,861	43,144
Audit fees	14,123	30,266
Reports to shareholders	13,244	1,340
Trustees’ fees	6,090	6,344
Custodian fees	3,643	13,946
Legal fees	850	4,530
Other expenses and fees	1,330	3,190
Total expenses	694,142	812,551
Expense reimbursement by Adviser	(7,720)	(74,682)
Expense recoupment by Adviser	1,452
Net expenses	687,874	737,869
NET INVESTMENT INCOME	1,093,725	268,772
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	579,517	(1,593,545)
Written options expired or closed	973,283	—
Futures contracts	—	2,518,613
Forward currency contracts	—	650,478
Other investments	—	(33,230)
Foreign currency transactions	—	20,322
Net realized gain (loss)	1,552,800	1,562,638
Net change in unrealized appreciation (depreciation) on:
Investments	1,104,649	6,621,517
Written options	39,478	—
Future contracts	—	585,977
Forward currency contracts	—	(561,801)
Foreign currency translation	—	(1,875)
Net change in unrealized appreciation (depreciation)	1,144,127	6,643,818
Net realized and unrealized gain (loss)	2,696,927	8,206,456
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,790,652	$8,475,228

The accompanying notes are an integral part of these financial statements.

95

LoCorr Investment Trust
Statements of Changes in Net Assets

	LoCorr Dynamic Opportunity Fund		LoCorr Hedged Core Fund (Consolidated)
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$120,510	$347,174	$2,524,702	$4,456,527
Net realized gain (loss)	1,806,189	(645,305)	12,178,885	(932,680)
Net change in unrealized appreciation (depreciation)	423,727	1,113,290	(1,332,022)	2,057,004
Net increase (decrease) in net assets from operations	2,350,426	815,159	13,371,565	5,580,851
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(502,472)	—	(451,623)
From earnings - Class C	—	(80,762)	—	—
From earnings - Class I	—	(4,601,926)	—	(4,484,768)
Total distributions to shareholders	—	(5,185,160)	—	(4,936,391)
CAPITAL TRANSACTIONS:
Shares sold - Class A	48,137	287,481	5,903,721	8,028,065
Shares issued from reinvestment of distributions - Class A	—	473,489	—	451,623
Shares redeemed - Class A	(393,602)	(826,341)	(1,893,347)	(2,677,160)
Shares sold - Class C	—	191,776	—	—
Shares issued from reinvestment of distributions - Class C	—	79,725	—	—
Shares redeemed - Class C	(48,024)	(428,352)	—	—
Shares sold - Class I	4,807,064	5,578,604	98,828,722	183,681,619
Shares issued from reinvestment of distributions - Class I	—	3,794,015	—	2,985,810
Shares redeemed - Class I	(5,015,941)	(26,692,469)	(38,425,894)	(120,995,201)
Net increase (decrease) in net assets from capital transactions	(602,366)	(17,542,072)	64,413,202	71,474,756
NET INCREASE (DECREASE) IN NET ASSETS	1,748,060	(21,912,073)	77,784,767	72,119,216
NET ASSETS:
Beginning of the period	29,603,522	51,515,595	242,853,161	170,733,945
End of the period	$ 31,351,582	$29,603,522	$ 320,637,928	$242,853,161

The accompanying notes are an integral part of these financial statements.

96

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Dynamic Opportunity Fund		LoCorr Hedged Core Fund (Consolidated)
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
SHARES TRANSACTIONS
Shares sold - Class A	4,356	22,835	595,189	840,428
Shares issued from reinvestment of distributions - Class A	—	44,046	—	47,892
Shares redeemed - Class A	(36,003)	(67,971)	(191,050)	(281,810)
Shares sold - Class C	—	16,786	—	—
Shares issued from reinvestment of distributions - Class C	—	8,194	—	—
Shares redeemed - Class C	(4,850)	(36,905)	—	—
Shares sold - Class I	423,051	435,413	9,930,668	19,254,595
Shares issued from reinvestment of distributions - Class I	—	341,803	—	316,293
Shares redeemed - Class I	(445,156)	(2,069,752)	(3,877,879)	(12,693,896)
Total increase (decrease) in shares outstanding	(58,602)	(1,305,551)	6,456,928	7,483,502

The accompanying notes are an integral part of these financial statements.

97

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Long/Short Commodities Strategy Fund (Consolidated)		LoCorr Macro Strategies Fund (Consolidated)
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$1,300,936	$5,102,635	$18,327,075	$38,757,146
Net realized gain (loss)	(613,921)	(17,441,633)	147,326,596	(4,890,491)
Net change in unrealized appreciation (depreciation)	4,124,119	18,733,925	(25,978,037)	5,991,789
Net increase (decrease) in net assets from operations	4,811,134	6,394,927	139,675,634	39,858,444
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(310,099)	—	(1,562,605)
From earnings - Class C	—	(69,382)	—	(567,320)
From earnings - Class I	—	(7,970,835)	—	(43,707,005)
Total distributions to shareholders	—	(8,350,316)	—	(45,836,930)
CAPITAL TRANSACTIONS:
Shares sold - Class A	474,783	3,478,633	5,021,059	11,885,989
Shares issued from reinvestment of distributions - Class A	—	291,304	—	1,530,772
Shares redeemed - Class A	(1,789,054)	(8,463,714)	(7,187,956)	(23,864,389)
Shares sold - Class C	16,200	357,463	1,955,402	3,069,998
Shares issued from reinvestment of distributions - Class C	—	64,511	—	562,812
Shares redeemed - Class C	(1,055,193)	(1,769,682)	(2,249,896)	(7,543,326)
Shares sold - Class I	96,614,760	168,182,069	358,428,924	619,734,868
Shares issued from reinvestment of distributions - Class I	—	6,885,881	—	40,291,973
Shares redeemed - Class I	(134,252,986)	(318,931,813)	(277,471,473)	(697,462,558)
Net increase (decrease) in net assets from capital transactions	(39,991,490)	(149,905,348)	78,496,060	(51,793,861)
NET INCREASE (DECREASE) IN NET ASSETS	(35,180,356)	(151,860,737)	218,171,694	(57,772,347)
NET ASSETS:
Beginning of the period	354,858,808	506,719,545	1,481,678,840	1,539,451,187
End of the period	$319,678,452	$354,858,808	$1,699,850,534	$1,481,678,840

The accompanying notes are an integral part of these financial statements.

98

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Long/Short Commodities Strategy Fund (Consolidated)		LoCorr Macro Strategies Fund (Consolidated)
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
SHARES TRANSACTIONS
Shares sold - Class A	54,654	396,914	614,987	1,554,963
Shares issued from reinvestment of distributions - Class A	—	34,150	—	202,483
Shares redeemed - Class A	(206,294)	(963,499)	(886,503)	(3,127,160)
Shares sold - Class C	1,995	43,056	256,845	429,210
Shares issued from reinvestment of distributions - Class C	—	8,034	—	79,606
Shares redeemed - Class C	(129,692)	(213,940)	(298,580)	(1,053,773)
Shares sold - Class I	11,089,609	18,959,523	42,835,088	79,454,606
Shares issued from reinvestment of distributions - Class I	—	798,826	—	5,219,167
Shares redeemed - Class I	(15,278,257)	(36,024,960)	(33,399,950)	(89,549,339)
Total increase (decrease) in shares outstanding	(4,467,985)	(16,961,896)	9,121,887	(6,790,237)

The accompanying notes are an integral part of these financial statements.

99

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Market Trend Fund (Consolidated)		LoCorr Spectrum Income Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$3,580,192	$7,613,197	$1,093,725	$2,732,599
Net realized gain (loss)	67,275,475	(3,185,399)	1,552,800	2,591,359
Net change in unrealized appreciation (depreciation)	(7,057,302)	986,236	1,144,127	1,193,783
Net increase (decrease) in net assets from operations	63,798,365	5,414,034	3,790,652	6,517,741
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(407,974)	(813,055)	(1,014,413)
From earnings - Class C	—	(148,591)	(206,082)	(334,059)
From earnings - Class I	—	(6,745,709)	(1,946,799)	(2,840,542)
From Return of Capital - Class A	—	—	—	(496,455)
From Return of Capital - Class C	—	—	—	(163,489)
From Return of Capital - Class I	—	—	—	(1,390,166)
Total distributions to shareholders	—	(7,302,274)	(2,965,936)	(6,239,124)
CAPITAL TRANSACTIONS:
Shares sold - Class A	4,267,157	4,849,602	2,181,381	5,883,942
Shares issued from reinvestment of distributions - Class A	—	389,759	722,424	1,236,053
Shares redeemed - Class A	(7,931,955)	(8,209,182)	(2,449,660)	(6,098,869)
Redemption fees - Class A	—	—	89	2,289
Shares sold - Class C	1,890,787	1,509,465	116,198	533,126
Shares issued from reinvestment of distributions - Class C	—	146,848	188,395	446,242
Shares redeemed - Class C	(2,000,390)	(6,627,984)	(462,115)	(3,089,377)
Redemption fees - Class C	—	—	26	981
Shares sold - Class I	97,348,574	137,054,891	6,628,689	14,211,827
Shares issued from reinvestment of distributions - Class I	—	6,476,281	1,441,814	3,158,219
Shares redeemed - Class I	(58,274,923)	(192,697,952)	(8,243,488)	(18,188,802)
Redemption fees - Class I	—	—	206	6,151
Net increase (decrease) in net assets from capital transactions	35,299,250	(57,108,272)	123,959	(1,898,218)
NET INCREASE (DECREASE) IN NET ASSETS	99,097,615	(58,996,512)	948,675	(1,619,601)
NET ASSETS:
Beginning of the period	285,742,937	344,739,449	69,229,086	70,848,687
End of the period	$ 384,840,552	$285,742,937	$ 70,177,761	$69,229,086

The accompanying notes are an integral part of these financial statements.

100

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Market Trend Fund (Consolidated)		LoCorr Spectrum Income Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
SHARES TRANSACTIONS
Shares sold - Class A	327,257	453,971	389,724	1,080,765
Shares issued from reinvestment of distributions - Class A	—	35,823	128,622	227,037
Shares redeemed - Class A	(630,885)	(771,386)	(435,361)	(1,120,267)
Shares sold - Class C	165,378	149,238	20,252	95,329
Shares issued from reinvestment of distributions - Class C	—	14,439	32,933	80,518
Shares redeemed - Class C	(165,752)	(669,698)	(80,193)	(558,821)
Shares sold - Class I	7,526,978	12,906,549	1,182,818	2,608,834
Shares issued from reinvestment of distributions - Class I	—	595,794	258,436	583,167
Shares redeemed - Class I	(4,590,040)	(18,449,607)	(1,468,891)	(3,363,701)
Total increase (decrease) in shares outstanding	2,632,936	(5,734,877)	28,340	(367,139)

The accompanying notes are an integral part of these financial statements.

101

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Strategic Allocation Fund (Consolidated)
	Period Ended June 30, 2026 (Unaudited)	Period Ended from January 8, 2025 (Commencement of Operations) through December 31, 2025
OPERATIONS:
Net investment income (loss)	$268,772	$320,778
Net realized gain (loss)	1,562,638	(1,766,836)
Net change in unrealized appreciation (depreciation)	6,643,818	4,670,575
Net increase (decrease) in net assets from operations	8,475,228	3,224,517
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(10,236)
From earnings - Class I	—	(587,891)
Total distributions to shareholders	—	(598,127)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,906,430	1,210,721
Shares issued from reinvestment of distributions - Class A	—	8,436
Shares redeemed - Class A	(219,721)	(26,788)
Shares sold - Class I	49,401,310	77,456,846
Shares issued from reinvestment of distributions - Class I	—	532,191
Shares redeemed - Class I	(13,656,657)	(15,030,807)
Net increase (decrease) in net assets from capital transactions	37,431,362	64,150,599
NET INCREASE (DECREASE) IN NET ASSETS	45,906,590	66,776,989
NET ASSETS:
Beginning of the period	66,776,989	—
End of the period	$ 112,683,579	$66,776,989
SHARES TRANSACTIONS
Shares sold - Class A	179,880	125,147
Shares issued from reinvestment of distributions - Class A	—	821
Shares redeemed - Class A	(20,706)	(2,657)
Shares sold - Class I	4,592,620	7,832,227
Shares issued from reinvestment of distributions - Class I	—	51,820
Shares redeemed - Class I	(1,261,265)	(1,558,669)
Total increase (decrease) in shares outstanding	3,490,529	6,448,689

The accompanying notes are an integral part of these financial statements.

102

LoCorr Dynamic Opportunity Fund - Class A
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$10.74	$12.62	$11.43	$11.22	$12.46	$11.62
Income (loss) from investment operations:
Net investment income (loss)(a)	0.03	0.08	0.04	0.09	(0.09)	(0.23)
Net realized and unrealized gain (loss)(b)	0.84	0.26	1.24	0.27	(1.00)	1.85
Total from Investment Operations	0.87	0.34	1.28	0.36	(1.09)	1.62
Distributions:
Net investment income	—	(0.19)	(0.06)	(0.11)	—	—
Net realized gains	—	(2.03)	(0.03)	(0.04)	(0.15)	(0.78)
Total distributions	—	(2.22)	(0.09)	(0.15)	(0.15)	(0.78)
Net Asset Value, End of Period	$11.61	$10.74	$12.62	$11.43	$11.22	$12.46
Total investment return(c)	8.00%	2.66%	11.24%	3.19%	(9.18)%	14.38%
Net Assets, End of Period, in Thousands	$2,696	$2,833	$3,342	$3,557	$3,534	$4,010
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	3.21%	2.92%	2.60%	2.53%	2.82%	3.90%
After expense waiver or recovery	2.70%	2.60%	2.40%	2.47%	2.51%	2.67%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.74%	2.56%	2.44%	2.30%	2.55%	3.47%
After expense waiver or recovery	2.24%	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.09%	0.31%	0.17%	0.73%	(1.08)%	(3.02)%
After expense waiver or recovery	0.59%	0.63%	0.38%	0.79%	(0.77)%	(1.79)%
Portfolio turnover rate(d)	685%	1,506%	755%	932%	686%	506%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

103

LoCorr Dynamic Opportunity Fund - Class C
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$9.73	$11.61	$10.55	$10.33	$11.58	$10.93
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)	(0.01)	(0.04)	0.00(c)	(0.16)	(0.31)
Net realized and unrealized gain (loss)(b)	0.75	0.24	1.13	0.26	(0.94)	1.74
Total from investment operations	0.74	0.23	1.09	0.26	(1.10)	1.43
Distributions:
Net investment income	—	(0.08)	—	—	—	—
Net realized gains	—	(2.03)	(0.03)	(0.04)	(0.15)	(0.78)
Total distributions	—	(2.11)	(0.03)	(0.04)	(0.15)	(0.78)
Net asset value, end of period	$ 10.47	$9.73	$11.61	$10.55	$10.33	$11.58
Total investment return(d)	7.71%	1.96%	10.34%	2.43%	(9.80)%	13.46%
Net assets, end of period, in thousands	$434	$450	$676	$1,914	$3,086	$2,786
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	3.96%	3.67%	3.35%	3.28%	3.57%	4.65%
After expense waiver or recovery	3.45%	3.35%	3.15%	3.22%	3.26%	3.42%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	3.49%	3.31%	3.19%	3.05%	2.30%	4.22%
After expense waiver or recovery	2.99%	2.99%	2.99%	2.99%	2.99%	2.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(0.66)%	(0.44)%	(0.58)%	(0.02)%	(1.83)%	(3.77)%
After expense waiver or recovery	(0.16)%	(0.12)%	(0.37)%	0.04%	(1.52)%	(2.54)%
Portfolio turnover rate(e)	685%	1,506%	755%	932%	686%	506%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

104

LoCorr Dynamic Opportunity Fund - Class I
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$11.09	$12.96	$11.77	$11.54	$12.77	$11.86
Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	0.11	0.08	0.12	(0.06)	(0.20)
Net realized and unrealized gain (loss)(b)	0.87	0.27	1.27	0.29	(1.02)	1.89
Total from investment operations	0.92	0.38	1.35	0.41	(1.08)	1.69
Distributions:
Net investment income	—	(0.22)	(0.13)	(0.14)	—	—
Net realized gains	—	(2.03)	(0.03)	(0.04)	(0.15)	(0.78)
Total distributions	—	(2.25)	(0.16)	(0.18)	(0.15)	(0.78)
Net asset value, end of period	$12.01	$11.09	$12.96	$11.77	$11.54	$12.77
Total investment return	8.20%	2.93%	11.45%	3.44%	(8.80)%	14.58%
Net assets, end of period, in thousands	$28,222	$26,320	$47,498	$56,991	$75,415	$17,713
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.96%	2.67%	2.35%	2.28%	2.57%	3.65%
After expense waiver or recovery	2.45%	2.35%	2.15%	2.22%	2.26%	2.42%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.49%	2.31%	2.19%	2.05%	2.30%	3.22%
After expense waiver or recovery	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.34%	0.56%	0.42%	0.98%	(0.83)%	(2.77)%
After expense waiver or recovery	0.84%	0.88%	0.63%	1.04%	(0.52)%	(1.54)%
Portfolio turnover rate(c)	685%	1,506%	755%	932%	686%	506%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

105

LoCorr Hedged Core Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31, 2025	Period from July 10 (Commencement of operations) through December 31, 2024*(a)
Per Share
Net asset value, beginning of period	$9.47	$9.41	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.08	0.17	0.08
Net realized and unrealized gain (loss)(c)	0.43	0.07	(0.61)
Total from investment operations	0.51	0.24	(0.53)
Distributions:
Net investment income	—	(0.18)	(0.06)
Total distributions	—	(0.18)	(0.06)
Net asset value, end of period	$9.98	$9.47	$9.41
Total investment return(d)	5.39%	2.54%	(5.33)%
Net assets, end of period, in thousands	$31,535	$26,110	$20,227
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.06%	2.11%	2.61%
After expense waiver or recovery	2.08%	2.08%	2.08%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.60%	1.74%	1.15%
After expense waiver or recovery	1.57%	1.77%	1.68%
Portfolio turnover rate(f)	34%	75%	82%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Commencement date of the Fund was July 10, 2024.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

106

LoCorr Hedged Core Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31, 2025	Period from July 10 (Commencement of operations) through December 31, 2024*(a)
Per Share
Net asset value, beginning of period	$9.48	$9.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.09	0.19	0.09
Net realized and unrealized gain (loss)(c)	0.43	0.07	(0.61)
Total from investment operations	0.52	0.26	(0.52)
Distributions:
Net investment income	—	(0.20)	(0.06)
Total distributions	—	(0.20)	(0.06)
Net asset value, end of period	$10.00	$9.48	$9.42
Total investment return(d)	5.49%	2.79%	(5.29)%
Net assets, end of period, in thousands	$289,102	$216,744	$150,507
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.81%	1.86%	2.36%
After expense waiver or recovery	1.83%	1.83%	1.83%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.85%	1.99%	1.40%
After expense waiver or recovery	1.82%	2.02%	1.93%
Portfolio turnover rate(f)	34%	75%	82%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Commencement date of the Fund was July 10, 2024.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

107

LoCorr Long/Short Commodities Strategy Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$8.53	$8.63	$9.61	$10.10	$10.58	$9.89
Income (loss) from investment operations:
Net investment income (loss)(a)	0.02	0.08	0.12	0.13	(0.05)	(0.14)
Net realized and unrealized gain (loss)(b)	0.05	0.00(c)	(0.93)	(0.46)	0.66	1.57
Total from investment operations	0.07	0.08	(0.81)	(0.33)	0.61	1.43
Distributions From:
Net investment income	—	(0.18)	(0.17)	(0.16)	(1.09)	(0.74)
Return of capital	—	—	(0.00) (c)	(0.00) (c)	—	—
Total distributions	—	(0.18)	(0.17)	(0.16)	(1.09)	(0.74)
Net asset value, end of period	$8.60	$8.53	$8.63	$9.61	$10.10	$10.58
Total investment return(d)	0.82%	0.88%	(8.54)%	(3.26)%	5.84%	14.55%
Net assets, end of period, in thousands	$14,039	$15,205	$19,974	$103,239	$187,553	$35,149
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:	2.12%	2.07%	2.00%	1.94%	2.00%(f)	2.08%(f)
Ratio of net investment income (loss) to average net assets:	0.51%	0.86%	1.27%	1.37%	(0.46)%(f)	(1.31)%(f)
Portfolio turnover rate(g)	48%	49%	109%	64%	90%	66%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)	Includes 0.07% and 0.08% service fees paid for options for the years ended December 31, 2022 and December 31, 2021, respectively.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

108

LoCorr Long/Short Commodities Strategy Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$8.02	$8.16	$9.12	$9.58	$10.08	$9.47
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)	0.01	0.05	0.06	(0.13)	(0.21)
Net realized and unrealized gain (loss)(b)	0.06	(0.00) (c)	(0.89)	(0.45)	0.63	1.50
Total from investment operations	0.05	0.01	(0.84)	(0.39)	0.50	1.29
Distributions From:
Net investment income	—	(0.15)	(0.12)	(0.07)	(1.00)	(0.68)
Return of capital	—	—	(0.00) (c)	(0.00) (c)	—	—
Total distributions	—	(0.15)	(0.12)	(0.07)	(1.00)	(0.68)
Net asset value, end of period	$8.07	$8.02	$8.16	$9.12	$9.58	$10.08
Total investment return(d)	0.62%	0.11%	(9.25)%	(4.03)%	5.03%	13.66%
Net assets, end of period, in thousands	$2,686	$3,697	$5,089	$9,369	$13,384	$11,058
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:	2.87%	2.82%	2.75%	2.69%	2.75%(f)	2.83%(f)
Ratio of net investment income (loss) to average net assets:	(0.24)%	0.11%	0.52%	0.62%	(1.21)%(f)	(2.06)%(f)
Portfolio turnover rate(g)	48%	49%	109%	64%	90%	66%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)	Includes 0.07% and 0.08%service fees paid for options for the years ended December 31, 2022 and December 31, 2021, respectively.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

109

LoCorr Long/Short Commodities Strategy Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$8.62	$8.72	$9.76	$10.26	$10.72	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.03	0.10	0.15	0.16	(0.02)	(0.11)
Net realized and unrealized gain (loss)(b)	0.06	0.00(c)	(0.95)	(0.48)	0.66	1.59
Total from investment operations	0.09	0.10	(0.80)	(0.32)	0.64	1.48
Distributions From:
Net investment income	—	(0.20)	(0.23)	(0.18)	(1.10)	(0.76)
Return of capital	—	—	(0.01)	(0.00) (c)	—	—
Total distributions	—	(0.20)	(0.24)	(0.18)	(1.10)	(0.76)
Net asset value, end of period	$8.71	$8.62	$8.72	$9.76	$10.26	$10.72
Total investment return	1.04%	1.14%	(8.34)%	(3.07)%	6.06%	14.82%
Net assets, end of period, in thousands	$302,954	$335,957	$481,656	$806,315	$1,165,464	$852,152
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:	1.87%	1.82%	1.75%	1.69%	1.75%(e)	1.83%(e)
Ratio of net investment income (loss) to average net assets:	0.76%	1.11%	1.52%	1.62%	(0.21)%(e)	(1.06)%(e)
Portfolio turnover rate(f)	48%	49%	109%	64%	90%	66%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(e)	Includes 0.07% and 0.08% service fees paid for options for the years ended December 31, 2022 and December 31, 2021, respectively.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

110

LoCorr Macro Strategies Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$7.61	$7.64	$7.38	$8.15	$8.13	$8.53
Income (loss) from investment operations:
Net investment income (loss)(a)	0.08	0.17	0.20	0.17	(0.01)	(0.10)
Net realized and unrealized gain (loss)(b)	0.63	0.02	0.28	(0.72)	1.21	0.09
Total from investment operations	0.71	0.19	0.48	(0.55)	1.20	(0.01)
Distributions From:
Net investment income	—	(0.22)	(0.21)	(0.22)	(0.24)	(0.39)
Net realized gains	—	—	—	—	(0.94)	—
Return of capital	—	—	(0.01)	—	—	—
Total distributions	—	(0.22)	(0.22)	(0.22)	(1.18)	(0.39)
Net asset value, end of period	$8.32	$7.61	$7.64	$7.38	$8.15	$8.13
Total investment return(c)	9.33%	2.56%	6.54%	(6.71)%	15.01%	(0.15)%
Net assets, end of period, in thousands	$53,273	$50,778	$61,449	$70,795	$79,936	$84,981
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	2.06%	2.15%	2.13%	2.14%	2.13%	2.15%
Ratio of net investment income (loss) to average net assets:	2.07%	2.27%	2.53%	2.17%	(0.11)%	(1.10)%
Portfolio turnover rate(d)	35%	62%	90%	74%	76%	75%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

111

LoCorr Macro Strategies Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$7.12	$7.19	$6.95	$7.67	$7.72	$8.11
Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	0.11	0.13	0.11	(0.07)	(0.15)
Net realized and unrealized gain (loss)(b)	0.58	0.01	0.27	(0.68)	1.14	0.08
Total from investment operations	0.63	0.12	0.40	(0.57)	1.07	(0.07)
Distributions From:
Net investment income	—	(0.19)	(0.16)	(0.15)	(0.18)	(0.32)
Net realized gains	—	—	—	—	(0.94)	—
Return of capital	—	—	(0.00) (c)	—	—	—
Total distributions	—	(0.19)	(0.16)	(0.15)	(1.12)	(0.32)
Net asset value, end of period	$7.75	$7.12	$7.19	$6.95	$7.67	$7.72
Total investment return(d)	8.85%	1.74%	5.77%	(7.48)%	14.17%	(0.91)%
Net assets, end of period, in thousands	$22,910	$21,326	$25,444	$33,146	$51,327	$34,789
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	2.81%	2.90%	2.88%	2.89%	2.88%	2.90%
Ratio of net investment income (loss) to average net assets:	1.32%	1.52%	1.78%	1.42%	(0.86)%	(1.85)%
Portfolio turnover rate(e)	35%	62%	90%	74%	76%	75%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

112

LoCorr Macro Strategies Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$7.77	$7.80	$7.54	$8.31	$8.27	$8.67
Income (loss) from investment operations:
Net investment income (loss)(a)	0.10	0.20	0.22	0.20	0.01	(0.08)
Net realized and unrealized gain (loss)(b)	0.64	0.01	0.29	(0.73)	1.23	0.09
Total from investment operations	0.74	0.21	0.51	(0.53)	1.24	0.01
Distributions From:
Net investment income	—	(0.24)	(0.24)	(0.24)	(0.26)	(0.41)
Net realized gains	—	—	—	—	(0.94)	—
Return of capital	—	—	(0.01)	—	—	—
Total distributions	—	(0.24)	(0.25)	(0.24)	(1.20)	(0.41)
Net asset value, end of period	$8.51	$7.77	$7.80	$7.54	$8.31	$8.27
Total investment return	9.52%	2.77%	6.70%	(6.58)%	15.40%	0.08%
Net assets, end of period, in thousands	$1,623,667	$1,409,575	$1,452,558	$1,388,004	$2,234,445	$1,306,255
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	1.81%	1.90%	1.88%	1.89%	1.88%	1.90%
Ratio of net investment income (loss) to average net assets:	2.32%	2.52%	2.78%	2.42%	0.14%	(0.85)%
Portfolio turnover rate(c)	35%	62%	90%	74%	76%	75%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

113

LoCorr Market Trend Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$11.11	$10.97	$10.89	$12.55	$11.41	$11.70
Income (loss) from investment operations:
Net investment income (loss)(a)	0.12	0.24	0.29	0.26	(0.01)	(0.13)
Net realized and unrealized gain (loss)(b)	2.33	0.16	0.32	(1.65)	3.34	0.22
Total from investment operations	2.45	0.40	0.61	(1.39)	3.33	0.09
Distributions:
Net investment income	—	(0.26)	(0.53)	(0.27)	(0.53)	(0.38)
Net realized gains	—	—	—	—	(1.66)	—
Total distributions	—	(0.26)	(0.53)	(0.27)	(2.19)	(0.38)
Net asset value, end of period	$13.56	$11.11	$10.97	$10.89	$12.55	$11.41
Total investment return(c)	22.05%	3.72%	5.60%	(11.18)%	29.59%	0.87%
Net assets, end of period, in thousands	$17,804	$17,958	$20,822	$25,345	$27,903	$15,109
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	1.92%	2.06%	2.02%	2.00%	2.00%	2.02%
Ratio of net investment income (loss) to average net assets:	2.03%	2.25%	2.47%	2.13%	(0.10)%	(1.10)%
Portfolio turnover rate(d)	42%	81%	140%	77%	100%	110%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

114

LoCorr Market Trend Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$10.37	$10.30	$10.36	$11.95	$11.02	$11.30
Income (loss) from investment operations:
Net investment income (loss)(a)	0.07	0.15	0.20	0.16	(0.12)	(0.22)
Net realized and unrealized gain (loss)(b)	2.18	0.14	0.31	(1.57)	3.23	0.23
Total from investment operations	2.25	0.29	0.51	(1.41)	3.11	0.01
Distributions:
Net investment income	—	(0.22)	(0.57)	(0.18)	(0.52)	(0.29)
Net realized gains	—	—	—	—	(1.66)	—
Total distributions	—	(0.22)	(0.57)	(0.18)	(2.18)	(0.29)
Net asset value, end of period	$12.62	$10.37	$10.30	$10.36	$11.95	$11.02
Total investment return(c)	21.70%	2.85%	4.90%	(11.90)%	28.67%	0.05%
Net assets, end of period, in thousands	$9,040	$7,437	$12,592	$18,079	$19,569	$10,825
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	2.78%	2.81%	2.77%	2.75%	2.75%	2.77%
Ratio of net investment income (loss) to average net assets:	1.17%	1.50%	1.72%	1.38%	(0.85)%	(1.85)%
Portfolio turnover rate(d)	42%	81%	140%	77%	100%	110%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

115

LoCorr Market Trend Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$11.10	$10.96	$10.94	$12.61	$11.45	$11.74
Income (loss) from investment operations:
Net investment income (loss)(a)	0.14	0.27	0.32	0.30	0.02	(0.10)
Net realized and unrealized gain (loss)(b)	2.32	0.16	0.32	(1.67)	3.36	0.22
Total from investment operations	2.46	0.43	0.64	(1.37)	3.38	0.12
Distributions:
Net investment income	—	(0.29)	(0.62)	(0.30)	(0.56)	(0.41)
Net realized gains	—	—	—	—	(1.66)	—
Total distributions	—	(0.29)	(0.62)	(0.30)	(2.22)	(0.41)
Net asset value, end of period	$13.56	$11.10	$10.96	$10.94	$12.61	$11.45
Total investment return	22.16%	3.99%	5.87%	(10.98)%	29.94%	1.04%
Net assets, end of period, in thousands	$357,997	$260,347	$311,326	$358,668	$457,260	$240,507
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	1.78%	1.81%	1.77%	1.75%	1.75%	1.77%
Ratio of net investment income (loss) to average net assets:	2.17%	2.50%	2.72%	2.38%	0.15%	(0.85)%
Portfolio turnover rate(c)	42%	81%	140%	77%	100%	110%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

116

LoCorr Spectrum Income Fund - Class A
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$5.42	$5.39	$5.38	$5.76	$6.98	$6.15
Income (loss) from investment operations:
Net investment income (loss)(a)	0.08	0.20	0.19	0.17	0.17	0.08
Net realized and unrealized gain (loss)(b)	0.22	0.29	0.28	(0.09)	(0.93)	1.21
Total from investment operations	0.30	0.49	0.47	0.08	(0.76)	1.29
Distributions From:
Net investment income	(0.23)	(0.31)	(0.34)	(0.24)	(0.17)	(0.28)
Return of capital	—	(0.15)	(0.12)	(0.22)	(0.29)	(0.18)
Total distributions	(0.23)	(0.46)	(0.46)	(0.46)	(0.46)	(0.46)
Redemption Fees(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.49	$5.42	$5.39	$5.38	$5.76	$6.98
Total investment return(d)	5.54%	9.45%	8.96%	1.70%	(11.31)%	21.33%
Net assets, end of period, in thousands	$19,277	$18,604	$17,480	$15,350	$15,696	$13,838
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.07%	2.10%	2.07%	2.02%	2.02%	2.06%
After expense waiver or recovery	2.05%	2.05%	2.05%	2.03%	2.09%	2.05%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.07%	2.10%	2.07%	2.02%	1.98%	2.06%
After expense waiver or recovery	2.05%	2.05%	2.05%	2.03%	2.05%	2.05%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.98%	3.64%	3.44%	3.07%	2.63%	1.21%
After expense waiver or recovery	3.00%	3.69%	3.47%	3.06%	2.56%	1.22%
Portfolio turnover rate(f)	74%	66%	57%	38%	50%	53%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

117

LoCorr Spectrum Income Fund - Class C
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$5.52	$5.47	$5.45	$5.83	$7.05	$6.21
Income (loss) from investment operations:
Net investment income (loss)(a)	0.06	0.16	0.15	0.13	0.12	0.03
Net realized and unrealized gain (loss)(b)	0.22	0.31	0.29	(0.09)	(0.92)	1.23
Total from investment operations	0.28	0.47	0.44	0.04	(0.80)	1.26
Distributions From:
Net investment income	(0.21)	(0.28)	(0.31)	(0.21)	(0.15)	(0.26)
Return of capital	—	(0.14)	(0.11)	(0.21)	(0.27)	(0.16)
Total distributions	(0.21)	(0.42)	(0.42)	(0.42)	(0.42)	(0.42)
Redemption Fees(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.59	$5.52	$5.47	$5.45	$5.83	$7.05
Total investment return(d)	5.01%	8.77%	8.12%	0.82%	(11.83)%	20.47%
Net assets, end of period, in thousands	$5,477	$5,557	$7,606	$10,218	$14,617	$17,777
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.82%	2.85%	2.82%	2.77%	2.77%	2.81%
After expense waiver or recovery	2.80%	2.80%	2.80%	2.78%	2.84%	2.80%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.82%	2.85%	2.82%	2.77%	2.73%	2.81%
After expense waiver or recovery	2.80%	2.80%	2.80%	2.78%	2.80%	2.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.23%	2.89%	2.69%	2.32%	1.88%	0.46%
After expense waiver or recovery	2.25%	2.94%	2.72%	2.31%	1.81%	0.47%
Portfolio turnover rate(f)	74%	66%	57%	38%	50%	53%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

118

LoCorr Spectrum Income Fund - Class I
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2026* (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share
Net asset value, beginning of year	$5.39	$5.36	$5.36	$5.74	$6.95	$6.13
Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	0.21	0.20	0.18	0.18	0.10
Net realized and unrealized gain (loss)(b)	0.21	0.30	0.28	(0.08)	(0.91)	1.20
Total from investment operations	0.30	0.51	0.48	0.10	(0.73)	1.30
Distributions From:
Net investment income	(0.24)	(0.32)	(0.35)	(0.25)	(0.18)	(0.29)
Return of capital	—	(0.16)	(0.13)	(0.23)	(0.30)	(0.19)
Total distributions	(0.24)	(0.48)	(0.48)	(0.48)	(0.48)	(0.48)
Redemption Fees(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.45	$5.39	$5.36	$5.36	$5.74	$6.95
Total investment return	5.54%	9.84%	9.13%	2.02%	(10.99)%	21.53%
Net assets, end of period, in thousands	$45,423	$45,069	$45,762	$60,282	$86,170	$44,192
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.82%	1.85%	1.82%	1.77%	1.77%	1.81%
After expense waiver or recovery	1.80%	1.80%	1.80%	1.78%	1.84%	1.80%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	1.82%	1.85%	1.82%	1.77%	1.73%	1.81%
After expense waiver or recovery	1.80%	1.80%	1.80%	1.78%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	3.23%	3.89%	3.69%	3.32%	2.88%	1.46%
After expense waiver or recovery	3.25%	3.94%	3.72%	3.31%	2.81%	1.47%
Portfolio turnover rate(e)	74%	66%	57%	38%	50%	53%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

119

LoCorr Strategic Allocation Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended June 30, 2026* (Unaudited)	Period from January 8 (Commencement of operations) through December 31, 2025(a)
Per Share
Net asset value, beginning of period	$10.35	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.02	0.06
Net realized and unrealized gain (loss)(c)	0.95	0.38
Total from investment operations	0.97	0.44
Distributions:
Net investment income	—	(0.09)
Total distributions	—	(0.09)
Net asset value, end of period	$11.32	$10.35
Total investment return(d)	9.46%	4.38%
Net assets, end of period, in thousands	$3,197	$1,276
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.00%	2.78%
After expense waiver or recovery	1.84%	1.84%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.18%	(0.30)%
After expense waiver or recovery	0.34%	0.64%
Portfolio turnover rate(e)	23%	72%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Commencement date of the Fund was January 8, 2025.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

120

LoCorr Strategic Allocation Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended June 30, 2026* (Unaudited)	Period from January 8 (Commencement of operations) through December 31, 2025(a)
Per Share
Net asset value, beginning of period	$10.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.03	0.09
Net realized and unrealized gain (loss)(c)	0.95	0.37
Total from investment operations	0.98	0.46
Distributions:
Net investment income	—	(0.10)
Total distributions	—	(0.10)
Net asset value, end of period	$11.34	$10.36
Total investment return	9.37%	4.61%
Net assets, end of period, in thousands	$109,486	$65,501
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.75%	2.53%
After expense waiver or recovery	1.59%	1.59%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.43%	(0.05)%
After expense waiver or recovery	0.59%	0.89%
Portfolio turnover rate(d)	23%	72%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Commencement date of the Fund was January 8, 2025.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

121

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. Organization
LoCorr Investment Trust (the “Trust”), an Ohio business trust, was formed on November 15, 2010 and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation (“ASC”) Topic 946, Financial Services- Investment Companies. The LoCorr Dynamic Opportunity Fund, LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, LoCorr Spectrum Income Fund and the LoCorr Strategic Allocation Fund (individually a “Fund” and collectively the “Funds”) are series within the Trust. The Funds are each diversified funds.
The LoCorr Dynamic Opportunity Fund’s primary investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
The LoCorr Hedged Core Fund’s primary investment objective is capital appreciation in rising and falling equity and commodities markets with managing volatility as a secondary objective.
The LoCorr Long/Short Commodities Strategy Fund’s primary investment objective is capital appreciation in rising and falling commodities markets with managing volatility as a secondary objective.
The LoCorr Macro Strategies Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The LoCorr Market Trend Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The LoCorr Spectrum Income Fund’s primary investment objective is current income with capital appreciation as a secondary objective.
The LoCorr Strategic Allocation Fund’s primary investment objective is capital appreciation.
Wholly-owned and Controlled Subsidiaries
In order to achieve their investment objectives, the LoCorr Hedged Core Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund each invest up to 25% of their total assets (measured at the time of purchase) in wholly-owned subsidiaries, LCHC Fund Limited (“LCHC”), LCLSCS Fund Limited (“LCLSCS”), LCMFS Fund Limited (“LCMFS”), LCMT Fund Limited (“LCMT”), and LCSA Fund Limited (“LCSA”), respectively; each company is incorporated under the laws of the Cayman Islands. LCHC, LCLSCS, LCMFS, LCMT, and LCSA act as investment vehicles in order to enter into certain investments for the LoCorr Hedged Core Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund, respectively, consistent with their investment objectives and policies speciﬁed in the Prospectuses and Statement of Additional Information.
At June 30, 2026, investments in LCHC, LCLSCS, LCMFS, LCMT, and LCSA represented 12.48%, 22.24%, 1.56%, 1.91%, and 1.23% of the total net assets of LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, and LoCorr Strategic Allocation Fund, respectively.
The consolidated ﬁnancial statements of the LoCorr Hedged Core Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund each include the investment activity and ﬁnancial statements of LCHC, LCLSCS, LCMFS, LCMT, and LCSA, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. Each Fund and its subsidiary area “commodity pool” under the U.S. Commodity Exchange Act and LoCorr Fund Management, LLC (the

122

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
“Adviser” or “Management”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC- mandated disclosure, reporting and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.
Share Classes
The LoCorr Dynamic Opportunity Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, and LoCorr Spectrum Income Fund all currently offer three classes of shares: Class A, Class C and Class I shares. The LoCorr Hedged Core Fund and LoCorr Strategic Allocation Fund currently offer two classes of shares: Class A and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00% and Class C shares have a maximum deferred sales charge of 1.00%, (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) certain other class-speciﬁc expenses will be borne solely by the class to which such expenses are attributable and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.
All classes with respect to the LoCorr Spectrum Income Fund are subject to a 2.00% redemption fee on redemptions made within 60 days of the original purchase. As of May 1, 2017, none of the other Funds are subject to a redemption fee.
The following table presents the class-speciﬁc commencement of operations dates for each of the Funds:

Commencement of Operations
	Class A	Class C	Class I
LoCorr Macro Strategies Fund	March 22, 2011	March 24, 2011	March 24, 2011
LoCorr Long/Short Commodities Strategy Fund	January 1, 2012	January 1, 2012	January 1, 2012
LoCorr Dynamic Opportunity Fund	May 10, 2013	May 10, 2013	May 10, 2013
LoCorr Spectrum Income Fund	January 1, 2014	January 1, 2014	January 1, 2014
LoCorr Market Trend Fund	July 1, 2014	July 1, 2014	July 1, 2014
LoCorr Hedged Core Fund	July 10, 2024	N/A	July 10, 2024
LoCorr Strategic Allocation Fund	January 8, 2025	N/A	January 8, 2025

The Funds may issue an unlimited number of shares of beneﬁcial interest, with no par value. All shares of the Funds have equal rights and privileges, except as to class-speciﬁc rights and privileges described above.
2.	Signiﬁcant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the ﬁnancial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
The Funds follow fair valuation accounting standards in accordance with GAAP, which establish a deﬁnition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

123

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Ofﬁcial Closing Price.
The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the New York Stock Exchange. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.
Cash and Cash Equivalents
Idle cash may be swept into various overnight demand deposits and is classified as Cash held in interest bearing deposit account on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies (“BDCs”) and royalty trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reﬂect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. MLPs are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.

124

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversiﬁcation, cost and tax efﬁciency, liquidity, marginability, usability for hedging, the ability to go long and short, and (for some ETFs) the provision of periodic distributions. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETF shares may trade at a premium or discount to NAV per share. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.
The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and ﬁnancial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, conﬁscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.
Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
The fair value of asset backed securities and mortgage-backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage-backed securities are generally categorized in Level 2 of the fair value hierarchy.
Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.
Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

125

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed end investment companies, after their initial public offering, frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their NAV. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, options, or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker- dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.
Forward currency contracts represent the purchase or sale of a speciﬁc quantity of a foreign currency at the current or spot price, with delivery and settlement at a speciﬁed future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying ﬁnancial instruments. Forward currency contracts are generally categorized in Level 2.
Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchased or written options are generally categorized in Level 1 of the fair value hierarchy.
Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures, forward currency and foreign currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.
Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reﬂect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
Fair value determinations are required for the following securities:
•
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

•	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

126

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
•
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

•
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.
As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.
The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Funds might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies. The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.
The following table summarizes LoCorr Dynamic Opportunity Fund’s investments and securities sold short as of June 30, 2026:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$19,248,964	$ —	$ —	$19,248,964
Real Estate Investment Trusts	592,307	—	—	592,307
Total Investments	$19,841,271	$—	$—	$19,841,271
Liabilities:
Securities Sold Short
Common Stocks	$(6,518,167)	$—	$—	$(6,518,167)
Exchange Traded Funds	(3,059,551)	—	—	(3,059,551)
Total Securities Sold Short	$(9,577,718)	$—	$—	$(9,577,718)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.
The LoCorr Dynamic Opportunity Fund did not hold any Level 3 assets during the period.

127

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following table summarizes LoCorr Hedged Core Fund’s consolidated investments, other financial instruments and swap contracts as of June 30, 2026:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Assets:
Investments
U.S. Treasury Securities	$—	$110,805,276	$ —	$—	$110,805,276
Corporate Bonds	—	52,936,034	—	—	52,936,034
Mortgage-Backed Securities	—	29,215,139	—	—	29,215,139
Asset-Backed Securities	—	26,619,289	—	—	26,619,289
Commodity Pools	—	—	—	26,636,384	26,636,384
U.S. Government Agency Issues	—	18,853,858	—	—	18,853,858
Total Investments	$—	$238,429,596	$—	$26,636,384	$265,065,980
Other Financial Instruments*
Futures Contracts	$2,481,579	$—	$—	$—	$2,481,579
Forwards	—	1,446,953	—	—	1,446,953
Interest Rate Swaps	—	332,414	—	—	332,414
Total Other Financial Instruments	$2,481,579	$1,779,367	$—	$—	$4,260,946
Liabilities:
Other Financial Instruments*
Long Total Return Swap Contracts	$—	$(4,360,621)	$—	$—	$(4,360,621)
Futures Contracts	(2,148,950)	—	—	—	(2,148,950)
Forwards	—	(1,077,412)	—	—	(1,077,412.00)
Interest Rate Swaps	—	(583,200)	—	—	(583,200)
Total Other Financial Instruments	$(2,148,950)	$(6,021,233)	$—	$—	$(8,170,183)

See the Fund’s consolidated schedule of investments and schedule of securities sold short for the investments detailed by industry classification.
*	The fair value of the Fund’s investment in other financial instruments represents the net unrealized depreciation at June 30, 2026.
The LoCorr Hedged Core Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of June 30, 2026:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Assets:
Investments
U.S. Treasury Securities	$—	$103,535,881	$ —	$—	$103,535,881
Corporate Bonds	—	52,565,998	—	—	52,565,998
Commodity Pools(a)	—	—	—	40,952,649	40,952,649
Mortgage-Backed Securities	—	35,859,015	—	—	35,859,015
Asset-Backed Securities	—	26,052,722	—	—	26,052,722
U.S. Government Agency Issues	—	16,862,131	—	—	16,862,131
Total Investments	$—	$234,875,747	$—	$40,952,649	$275,828,396
Swap Contracts*
Long Total Return Swap Contracts	$—	$3,526,171	$ —	$—	$3,526,171
Total Swap Contracts	$—	$3,526,171	$—	$—	$3,526,171

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at June 30, 2026.
The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

128

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of June 30, 2026:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
U.S. Treasury Securities	$—	$670,262,482	$—	$670,262,482
Corporate Bonds	—	323,517,064	—	323,517,064
Mortgage-Backed Securities	—	198,150,907	—	198,150,907
Asset-Backed Securities	—	145,956,264	—	145,956,264
U.S. Government Agency Issues	—	118,834,997	—	118,834,997
Total Investments	$—	$1,456,721,714	$—	$1,456,721,714
Other Financial Instruments*
Futures Contracts	$27,035,391	$—	$—	$27,035,391
Forwards	—	15,945,827	—	15,945,827
Interest Rate Swaps	—	3,426,205	—	3,426,205
Total Other Financial Instruments	$27,035,391	$19,372,032	$—	$46,407,423
Liabilities:
Other Financial Instruments*
Futures Contracts	$(23,412,756)	$—	$—	$(23,412,756)
Forwards	—	(11,746,070)	—	(11,746,070)
Interest Rate Swaps	—	(6,160,507)	—	(6,160,507)
Total Other Financial Instruments	$(23,412,756)	$(17,906,577)	$—	$(41,319,333)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at June 30, 2026.
The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of June 30, 2026:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
U.S. Treasury Securities	$—	$150,401,474	$—	$150,401,474
Corporate Bonds	—	69,059,397	—	69,059,397
Mortgage-Backed Securities	—	38,308,190	—	38,308,190
Asset-Backed Securities	—	30,298,847	—	30,298,847
U.S. Government Agency Issues	—	24,410,712	—	24,410,712
Total Investments	$—	$312,478,620	$—	$312,478,620
Other Financial Instruments*
Futures Contracts	$4,939,570	$—	$—	$4,939,570
Forwards	—	5,047,943	—	5,047,943
Total Other Financial Instruments	$4,939,570	$5,047,943	$—	$9,987,513
Liabilities:
Other Financial Instruments*
Futures Contracts	$(5,385,128)	$—	$—	$(5,385,128)
Forwards	—	(1,846,385)	—	(1,846,385)
Total Other Financial Instruments	$(5,385,128)	$(1,846,385)	$—	$(7,231,513)

129

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at June 30, 2026.
The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Spectrum Income Fund’s investments as of June 30, 2026:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$20,850,036	$—	$—	$20,850,036
Master Limited Partnerships	15,534,996	—	—	15,534,996
Real Estate Investment Trusts	15,408,110	—	—	15,408,110
Closed-End Funds	9,168,623	—	—	9,168,623
Business Development Companies	3,472,038	—	—	3,472,038
Preferred Stocks	644,520	—	—	644,520
Royalty Trusts	1,004,285	—	—	1,004,285
Total Investments	$66,082,608	$—	$—	$66,082,608
Written Option
Written Call Options	$(154,724)	$—	$—	$(154,724)
Total Written Option	$(154,724)	$—	$—	$(154,724)

See the Fund’s schedule of investments for detail by industry classification.
The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Strategic Allocation Fund’s consolidated investments and other financial instruments as of June 30, 2026:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$54,860,207	$—	$—	$54,860,207
Total Investments	$54,860,207	$—	$—	$54,860,207
Other Financial Instruments*
Futures Contracts	$2,432,023	$—	$—	$2,432,023
Forwards	—	250,178	—	250,178
Total Other Financial Instruments	$2,432,023	$250,178	$—	$2,682,201
Liabilities:
Other Financial Instruments*
Futures Contracts	$(1,575,408)	$—	$—	$(1,575,408)
Forwards	—	(695,922)	—	(695,922)
Total Other Financial Instruments	$(1,575,408)	$(695,922)	$—	$(2,271,330)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at June 30, 2026.
The LoCorr Strategic Allocation Fund did not hold any Level 3 assets during the period.

130

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Allocation of Income and Expenses
Net investment income, other than class speciﬁc expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses associated with a speciﬁc Fund in the Trust are charged to that Fund. Common expenses are typically allocated based upon the relative net assets of each Fund, or by other equitable means.
Deposits with Broker
Forward Currency and Futures Contracts
When trading derivative instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk. At June 30, 2026, the LoCorr Hedged Core Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund and the LoCorr Strategic Allocation Fund pledged cash and cash equivalents, deﬁned as short-term, highly liquid investments that are readily convertible to known amounts of cash at U.S. Bank, N.A. (“U.S. Bank”) to Bank of America Merrill Lynch and Deutsche Bank for each Fund’s investment in forward currency contracts. See the Funds’ consolidated statements of assets and liabilities for these amounts.
Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be signiﬁcantly modiﬁed from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
At June 30, 2026, the LoCorr Hedged Core Fund and LCHC, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCHC pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At June 30, 2026, the LoCorr Macro Strategies Fund and LCMFS, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCMFS pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At June 30, 2026, the LoCorr Market Trend Fund and LCMT, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCMT pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At June 30, 2026, the LoCorr Strategic Allocation Fund and LCSA, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCSA pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

131

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
These subsequent payments, called “variation margin,” to and from the futures broker (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), are made on a daily basis as the price of the underlying assets ﬂuctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At period end, the unrealized appreciation and depreciation on LME futures contracts is shown as receivable for unsettled open futures contracts and payable for unsettled open futures contracts, respectively, on the Funds’ consolidated statements of assets and liabilities. The Funds expect to earn interest income on any margin deposits, which is disclosed as broker interest income on the Funds’ consolidated statements of operations.
Securities Sold Short
At June 30, 2026, the LoCorr Dynamic Opportunity Fund pledged cash with U.S. Bank as collateral for securities sold short. See the Fund’s statement of assets and liabilities for amounts.
Swap Contracts
LCHC and LCLSCS each have a substantial portion of their assets on deposit with Deutsche Bank in connection with their trading of swap contracts. These assets are partially restricted due to deposit requirements. As of June 30, 2026, the LoCorr Hedged Core Fund and the LoCorr Long/Short Commodities Strategy Fund held cash and cash equivalents on deposit with Deutsche Bank, which are presented on the consolidated statements of assets and liabilities as deposits with broker for swap contracts. In addition, each Fund pledged a portion of its deposit account as collateral for its swap contract; the fair value of the amounts pledged is disclosed in the consolidated schedule of investments. Risks associated with these arrangements include the possibility that the counterparty may be unable to meet the terms of its contracts, and such risks may increase if the counterparty’s financial condition deteriorates.
Options
At June 30, 2026, the LoCorr Spectrum Income Fund had cash on deposit with Pershing, LLC for options contracts which is presented on the Fund’s statement of assets and liabilities. In addition, the LoCorr Spectrum Income Fund pledged securities as collateral for options. See the Fund’s consolidated schedule of investments for the fair value of securities pledged as collateral.
Distributable Earnings and Investment Transactions
Net investment income and net realized gains (losses) may differ for ﬁnancial reporting and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent; reclassiﬁcations are made to the appropriate equity accounts in the period that the difference arises. Realized gains and losses from securities transactions are calculated on the identified cost basis.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassiﬁed between ﬁnancial and tax reporting. These reclassiﬁcations have no effect on net assets or NAV per share. See Note 7.
Distributions from Earnings
Shareholder transactions are recorded on trade date. Dividends from net investment income are declared and paid at least annually by the Funds. Distribution of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the periods from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to the difference in the recognition of income, expense and gain items for ﬁnancial statement and tax purposes.
During the six months ended June 30, 2026, dividends for the LoCorr Spectrum Income Fund were distributed monthly. The estimated characterization of the distributions paid ill be an ordinary dividend, qualiﬁed dividend or return of capital.
This estimate is based on the Fund’s operating results during the period. It is anticipated that a signiﬁcant portion of the distributions of the Fund’s investments in MLP and certain investments in REITs and royalty trusts will be

132

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period is not determined until after the end of the ﬁscal year.
The tax character of distributions paid during the periods was as follows:

	Six Months Ended June 30, 2026
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Spectrum Income Fund	$2,965,936	$—	$—

Tax Year Ended September 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Hedged Core Fund	$—	$—	$—
LoCorr Long/Short Commodities Strategy Fund	—	—	—
LoCorr Macro Strategies Fund	—	—	—
LoCorr Market Trend Fund	—	—	—
LoCorr Strategic Allocation Fund	—	—	—

	Tax Year Ended December 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Dynamic Opportunity Fund	$600,766	$—	$—
LoCorr Hedged Core Fund	916,935	—	—
LoCorr Long/Short Commodities Strategy Fund	14,531,971	—	—
LoCorr Macro Strategies Fund	47,036,295	—	1,296,342
LoCorr Market Trend Fund	19,962,056	—	—
LoCorr Spectrum Income Fund	4,487,329	—	1,670,800

Federal Income Taxes
The Funds intend to qualify as regulated investment companies pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to distribute substantially all of their investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.
As of and during the six months ended June 30, 2026, the Funds did not have any tax positions that did not meet the “more- likely-than-not” threshold of being sustained by applicable tax authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax beneﬁts on uncertain tax positions as interest or other expense in the statements of operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties.
For tax purposes, LCHC, LCLSCS, LCMFS, LCMT, and LCSA are exempted Cayman Islands investment companies. LCHC, LCLSCS, LCMFS, LCMT, and LCSA have each received an undertaking from the Government of the Cayman Islands exempting them from all local income, proﬁts, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LCHC, LCLSCS, LCMFS, LCMT, and LCSA are controlled foreign corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and proﬁts, will be included each year in the respective Funds’ investment company taxable income.
Foreign Securities and Currency
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the ﬂuctuations arising from changes in market prices of securities held. Such ﬂuctuations are included with the net realized and unrealized gain or loss from investments.

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June 30, 2026 (Unaudited)(Continued)
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Forward Currency Contracts
Gains or losses are realized when foreign currency contracts are liquidated. Any change in net unrealized gain or loss is reported in the statements of operations.
Futures Contracts
A futures contract provides for the future sale by one party and purchase by another party of a speciﬁed amount of a speciﬁc ﬁnancial instrument (e.g., units of a stock index) for a speciﬁed price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained.
Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract.
Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Gains or losses are realized when contracts are liquidated.
The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract. Any change in net unrealized gain or loss is reported in the statements of operations.
Indemniﬁcations
In the normal course of business, the Funds enter into contracts that contain general indemniﬁcations to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Market and Credit Risks
The Funds may engage in the speculative trading of U.S. and foreign futures, forward currency and swap contracts (collectively, “derivatives”). The Funds are exposed to both market risk, which is the risk arising from changes in the fair value of the contracts and credit risk, which is the risk of failure by another party to perform according to the terms of a contract.
Purchase and sale of futures contracts requires margin deposits with the broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities. A customer’s cash and other property (for example, U.S. government securities) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.
For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Funds are exposed to a market risk equal to the notional contract value of swap, futures and forward currency contracts purchased and unlimited liability on such contracts sold short.

134

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Funds also engage in investing its assets in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions.
The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.
New Accounting Pronouncements and/or SEC Regulatory Updates
The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by the jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Funds’ president and principal executive officer, and the Funds’ treasurer and principal financial and accounting officer, who together serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
Options on Securities
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater ﬂuctuation than an investment in the underlying instruments themselves.
A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.
A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a proﬁt on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.
If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received

135

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June 30, 2026 (Unaudited)(Continued)
when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Security Transactions and Investment Income
Security transactions are recorded on trade date. Generally, realized gains and losses on sales of investments are calculated on the speciﬁcally identiﬁed cost basis of the securities.
Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Distributions received from the investments in MLP interests, REITs, private investments, closed end funds, business development companies and royalty trusts generally are comprised of ordinary income, capital gains and return of capital. Distributions from commodity pools are recorded on the effective date, based on the character determined by the underlying commodity pool. For ﬁnancial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT, private investment, closed end fund, business development company or royalty trust and other industry sources. These estimates may subsequently be revised based on information received from the MLP, REIT, private investment, closed end fund, business development company or royalty trust after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the ﬁscal year end of the Funds. The distributions received from the MLP, REIT, private investment, closed-end fund, business development company and royalty trust securities that have been classiﬁed as income and capital gains are included in investment income and net realized gain (loss) on investments, respectively, on the statements of operations. The distributions received that are classiﬁed as return of capital reduce the cost of investments on the statements of assets and liabilities.
Interest income and expense is recognized on the accrual basis. Market discounts, premiums and original issue discounts on ﬁxed-income securities are amortized daily over the expected life of the security using the effective yield method.
Short Sales
The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the statements of operations.
In addition, the Funds are required to pay the lender any dividends declared on short positions. Dividends declared on open short positions are recorded on ex-date and shown as an expense for ﬁnancial reporting purposes. To borrow the security, the Funds also may be required to pay fees, which are shown as an expense for ﬁnancial reporting purposes. A Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these broker charges on a net basis as broker interest income or interest expense on the Funds’ statements of operations.
To the extent the Funds sell securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities

136

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June 30, 2026 (Unaudited)(Continued)
or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current fair value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Funds contemporaneously own or have the right to obtain at no added cost, securities identical to those sold short. Short sales are collateralized by cash deposits with the counterparty broker and pledged securities held at the custodian, U.S. Bank. The collateral required is determined daily by reference to the fair value of the short positions.
Total Return Swap Contracts
The Funds may enter into total return swap agreements. A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying portfolios of futures contracts, forward currency contracts and foreign currencies (considered the “index” within each total return swap contract) between counterparties. The “notional amount” of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the consolidated statements of operations based on the value of the index on which the total return swap is referenced, as deﬁned within the total return swap agreement between the counterparties. The composition of the index may vary based on how the underlying portfolio of futures contracts, forward currency contracts and foreign currencies is traded. A Fund’s obligation under total return swap agreement, including any related fees, offset against amounts owed to the Fund in the case of positive performance, will be covered by designating liquid assets on the Fund’s books and records (see the consolidated statement of assets and liabilities for deposits with broker for derivative instruments). Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Changes in notional value and any cash holding adjustments, which represent voluntary realizations by a Fund of swap value at any point in time, are also presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Further, any cash holding adjustments realized by a Fund are subject to interest charges, which are recorded as part of unrealized gain/loss on the consolidated statements of operations. A corresponding asset or liability for “advance receipt on swap contracts” or “advance payment on swap contracts,” respectively, is recorded on the consolidated statements of assets and liabilities for the gain or loss realized on changes in notional value. Total return swaps outstanding at period end, if any, are listed after the Funds’ consolidated schedules of investments.
Interest Rate Swaps
The Funds may enter into interest rate swap agreement. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as realized gain (loss) on the Consolidated Statements of Operations. Interest rate swaps are marked-to-market daily and the change is recorded as an unrealized gain (loss) on swap contracts on the Consolidated Statements of Operations.
Use of Estimates
The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported revenues and expenses during the reporting period. Actual results could differ from those estimates.
Warrants
The Funds may invest in warrants. Warrants are options to purchase common stock at a speciﬁc price (usually at a premium above the market value of the optioned common stock at issuance) valid for a speciﬁc period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most

137

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
3. Derivative and Other Financial Instruments
The Funds may invest in derivatives such as futures, forward currency, options, and swap contracts, in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities, as well as for speculative purposes to gain exposure to such market movements.
The Funds’ market risk related to their derivatives trading is inﬂuenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, weather, supply and demand of commodities, the market value of futures and forward currency contracts, the diversiﬁcation effects among the Funds’ open positions and the liquidity of the markets in which they trade.
The following are the primary trading risk exposures by market sector of the Funds as encompassed in the total return swap contracts:
Agricultural. (grains, livestock and softs). The Funds’ primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions.
Currencies. Exchange rate risk is a principal market exposure of the Funds. The Funds’ currency exposure is to exchange rate ﬂuctuations, primarily ﬂuctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The ﬂuctuations are inﬂuenced by interest rate changes as well as political and general economic conditions. The Funds trade in a large number of currencies including cross-rates– e.g., positions between two currencies other than the U.S. dollar.
Energy. The Funds’ primary energy market exposure is to gas and oil price movements, often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial proﬁts and losses have been and are expected to continue to be experienced in this market.
Interest Rates. Interest rate movements directly affect the price of the sovereign bond futures positions held by the Funds and indirectly the value of its stock index currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Funds’ proﬁtability. The Funds’ primary interest rate exposure is to interest rate ﬂuctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the United States and the Eurozone. However, the Funds also may take positions in futures contracts on the government debt of other nations. The Funds anticipate that interest rates in these industrialized countries or areas, both long-term and short-term, will remain a primary market exposure of the Funds for the foreseeable future.
Metals. The Funds’ metals market exposure is to ﬂuctuations in the price of aluminum, copper, gold, lead, nickel, palladium, tin, silver and zinc.
Stock Index. The Funds’ equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.
The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.
At June 30, 2026, the LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund held derivative and other

138

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
financial instruments which are not subject to a master netting arrangement. The following table presents derivative financial instruments that are subject to enforceable netting agreements, collateral agreements, or other similar agreements as of the reporting date.
LoCorr Hedged Core Fund - June 30, 2026

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$1,721,269	$—	$1,721,269	$—	$—	$1,721,269
Total	$1,721,269	$—	$1,721,269	$—	$—	$1,721,269

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$1,351,728	$—	$1,351,728	$—	$(1,351,728)	$—
Swap Contracts*	4,971,097	—	4,971,097	—	(4,971,097)	—
Total	$6,322,825	$—	$6,322,825	$—	$(6,322,825)	$—

*	Includes $0 of advance receipt on swap contracts.
LoCorr Long/Short Commodities Strategy Fund - June 30, 2026

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Swap Contracts	$29,637,074	$—	$29,637,074	$—	$—	$29,637,074
Total	$29,637,074	$—	$29,637,074	$—	$—	$29,637,074

139

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
LoCorr Macro Strategies Fund - June 30, 2026

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$18,775,636	$—	$18,775,636	$—	$—	$18,775,636
Total	$18,775,636	$—	$18,775,636	$—	$—	$18,775,636

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$14,575,879	$—	$14,575,879	$—	$(14,575,879)	$—
Swap Contracts*	2,734,302	—	2,734,302	—	(2,734,302)	—
Total	$17,310,181	$—	$17,310,181	$—	$(17,310,181)	$—

*	Includes $2,734,302 of advance receipt on swap contracts.
LoCorr Market Trend Fund - June 30, 2026

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$5,047,942	$—	$5,047,942	$—	$—	$5,047,942
Total	$5,047,942	$—	$5,047,942	$—	$—	$5,047,942

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$1,846,384	$—	$1,846,384	$—	$(1,846,384)	$—
Total	$1,846,384	$—	$1,846,384	$—	$(1,846,384)	$—

140

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
LoCorr Strategic Allocation Fund - June 30, 2026

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$881,427	$—	$881,427	$—	$—	$881,427
Total	$881,427	$—	$881,427	$—	$—	$881,427

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$1,327,170	$—	$1,327,170	$—	$(1,327,170)	$—
Total	$1,327,170	$—	$1,327,170	$—	$(1,327,170)	$—

(a)	Reflects the current day variation margin and unsettled open futures contracts as separately reported within the Fund’s consolidated statement of assets and liabilities.
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of assets and liabilities and consolidated statements of operations. Fair value of swap contracts are recorded in the consolidated statements of assets and liabilities as net unrealized appreciation on swap contracts or net unrealized depreciation on swap contracts.
Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the consolidated statements of operations.
The following table presents the fair value of consolidated derivative instruments for the LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund and LoCorr Strategic Allocation Fund as of June 30, 2026 as presented on each Fund’s consolidated statements of assets and liabilities:

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
LoCorr Hedged Core Fund
Forward Currency Contracts(a)
Long	$1,414,630	$2,545	$1,412,085
Short	32,323	1,074,867	(1,042,544)
Total Forward Currency Contracts	1,446,953	1,077,412	369,541

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
Futures Contracts(b)
Long Contracts
Commodity	$114,098	$1,388,854	$(1,274,756)
Equity	240,671	69,127	171,544
Foreign exchange	17,278	49,080	(31,802)
Interest rate	338,911	78,991	259,920
Total Long Contracts	710,958	1,586,052	(875,094)
Short Contracts
Commodity	1,031,465	124,993	906,472
Equity	13,087	49,626	(36,539)
Foreign exchange	601,108	55,383	545,725
Interest rate	124,961	332,896	(207,935)
Total Short Contracts	1,770,621	562,898	1,207,723
Total Futures Contracts	2,481,579	2,148,950	332,629
Total Forward Currency Contracts and Futures Contracts	$3,928,532	$3,226,362	$702,170
Swap Contracts
Total Return Swaps	$—	$4,360,621	$(4,360,621)
Interest Rate Swaps	332,414	583,200	(250,786)
LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$3,526,171	$—	$3,526,171
LoCorr Macro Strategies Fund
Forward Currency Contracts(a)
Long	15,594,869	28,090	15,566,779
Short	350,958	11,717,980	(11,367,022)
Total Forward Currency Contracts	15,945,827	11,746,070	4,199,757
Futures Contracts(b)
Long Contracts
Commodity	1,242,040	15,403,781	(14,161,741)
Equity	3,166,724	670,946	2,495,778
Foreign exchange	178,477	519,496	(341,019)
Interest rate	3,476,826	677,253	2,799,573
Total Long Contracts	8,064,067	17,271,476	(9,207,409)
Short Contracts
Commodity	11,415,406	1,577,866	9,837,540
Equity	136,540	612,100	(475,560)
Foreign exchange	6,139,525	579,565	5,559,960
Interest rate	1,279,853	3,371,749	(2,091,896)
Total Short Contracts	18,971,324	6,141,280	12,830,044
Total Futures Contracts	27,035,391	23,412,756	3,622,635
Total Forward Currency Contracts and Futures Contracts	$42,981,218	$35,158,826	$7,822,392
Swap Contracts
Interest Rate Swaps	$3,426,205	$6,160,507	$(2,734,302)

142

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$4,990,337	$87,113	$4,903,224
Short	57,606	1,759,272	(1,701,666)
Total Forward Currency Contracts	5,047,943	1,846,385	3,201,558
Futures Contracts(b)
Long Contracts
Commodity	98,678	3,853,700	(3,755,022)
Equity	3,495,431	258,654	3,236,777
Foreign exchange	44,004	—	44,004
Interest rate	375,827	20,529	355,298
Total Long Contracts	4,013,940	4,132,883	(118,943)
Short Contracts
Commodity	708,833	293,887	414,946
Equity	99,120	—	99,120
Interest rate	117,677	958,358	(840,681)
Total Short Contracts	925,630	1,252,245	(326,615)
Total Futures Contracts	4,939,570	5,385,128	(445,558)
Total Forward Currency Contracts and Futures Contracts	$9,987,513	$7,231,513	$2,756,000
LoCorr Spectrum Income Fund
Options
Written Options	$—	$154,724	$68,109
Total Options	$—	$154,724	$68,109
LoCorr Strategic Allocation Fund
Forward Currency Contracts(a)
Long	$143,384	$12,318	$131,066
Short	106,794	683,604	(576,810)
Total Forward Currency Contracts	250,178	695,922	(445,744)
Futures Contracts(b)
Long Contracts
Commodity	180,788	1,146,100	(965,312)
Equity	207,770	64,406	143,364
Foreign exchange	9,073	41,741	(32,668)
Interest rate	28,214	4,850	23,364
Total Long Contracts	425,845	1,257,097	(831,252)
Short Contracts
Commodity	948,489	135,612	812,877
Equity	16,640	10,817	5,823
Foreign exchange	977,629	14	977,615
Interest rate	63,420	171,868	(108,448)
Total Short Contracts	2,006,178	318,311	1,687,867
Total Futures Contracts	2,432,023	1,575,408	856,615
Total Forward Currency Contracts and Futures Contracts	$2,682,201	$2,271,330	$410,871

143

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
(a)
Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

(b)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin and unsettled open futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the six months ended June 30, 2026. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in each Fund's consolidated and non-consolidated statement of operations.

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
LoCorr Hedged Core Fund
Forward Currency Contracts	$1,093,126	$179,741
Futures Contracts
Commodity	8,061,653	(1,008,383)
Equity	3,186,464	53,125
Foreign exchange	200,564	527,189
Interest rate	(439,892)	77,292
Total Futures Contracts	11,008,789	(350,777)
Total Forward Currency Contracts and Futures Contracts	$12,101,915	$(171,036)
Swap Contracts	$(407,130)	$(14,632)
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$1,220,072	$839,452
LoCorr Macro Strategies Fund
Forward Currency Contracts	$12,999,637	$1,959,246
Futures Contracts
Commodity	95,513,037	(12,343,257)
Equity	34,368,005	725,071
Foreign exchange	2,878,549	5,556,183
Interest rate	(1,647,686)	819,147
Total Futures Contracts	131,111,905	(5,242,856)
Total Forward Currency Contracts and Futures Contracts	$144,111,542	$(3,283,610)
Swap Contracts	$(455,291)	$(2,734,302)
LoCorr Market Trend Fund
Forward Currency Contracts	$3,748,127	$2,437,105
Futures Contracts
Commodity	44,992,422	(7,754,744)
Equity	24,052,526	2,756,329
Foreign exchange	57,267	43,035
Interest rate	(6,055,118)	(506,270)
Total Futures Contracts	63,047,097	(5,461,650)
Total Forward Currency Contracts and Futures Contracts	$66,795,224	$(3,024,545)
LoCorr Spectrum Income Fund
Options
Written Options(a)	973,283	39,478
Total Options	$973,283	$39,478

144

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
LoCorr Strategic Allocation Fund
Forward Currency Contracts	$650,478	$(561,801)
Futures Contracts
Commodity	785,542	(350,220)
Equity	1,926,634	27,005
Foreign exchange	(34,295)	1,032,713
Interest rate	(159,268)	(123,521)
Total Futures Contracts	2,518,613	585,977
Total Forward Currency Contracts and Futures Contracts	$3,169,091	$24,176

(a)	Purchased options are included within net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.
The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2026 were:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Hedged Core Fund
Forward Currency Contracts	$139,762,699	$146,237,516
Futures Contracts	225,172,663	306,514,060
Total Return Swap Contracts	53,656,642	—
Interest Rate Swap Contracts(a)	299,827,072	—
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$68,639,795	$—
LoCorr Macro Strategies Fund
Forward Currency Contracts	$1,518,507,711	$1,586,240,843
Futures Contracts	2,585,448,613	3,457,378,672
Interest Rate Swap Contracts(a)	3,354,813,297
LoCorr Market Trend Fund
Forward Currency Contracts	$389,758,905	$414,718,940
Futures Contracts	558,788,672	772,045,971
LoCorr Spectrum Income Fund
Options(a)	$62,000,000	$5,925,207
LoCorr Strategic Allocation Fund
Forward Currency Contracts	$44,070,961	$32,856,677
Futures Contracts	99,372,264	194,767,846

(a)	Represents an average of each month the Fund held applicable derivative instruments.
The swap contracts and the commodity-related futures contracts reported in the tables in Note 3 represent balances and activity of each Fund’s respective wholly-owned and controlled subsidiary. See Note 2.
Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

145

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
4. Investment Transactions
The cost of security purchases and proceeds from security sales, excluding short-term investments, derivative instruments, short sales and purchases to cover short sales, for the six months ended June 30, 2026, were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
LoCorr Dynamic Opportunity Fund	$—	$—	$141,190,488	$147,875,811
LoCorr Hedged Core Fund	76,652,742	43,883,094	61,277,892	38,991,743
LoCorr Long/Short Commodities Strategy Fund	82,854,687	95,489,253	58,621,045	81,107,723
LoCorr Macro Strategies Fund	325,821,345	229,436,983	316,196,342	257,633,998
LoCorr Market Trend Fund	102,570,915	59,432,767	86,801,147	50,481,909
LoCorr Spectrum Income Fund	—	—	49,285,771	49,739,046
LoCorr Strategic Allocation Fund	—	—	30,435,863	10,302,647

5. Management Fees and Other Transactions with Affiliates
Management Agreement
The Trust has a Management Agreement with the Adviser, with whom certain ofﬁcers and Trustees of the Funds are afﬁliated, to furnish investment advisory services to the Funds. Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, as follows:

Fund	Annual Advisory Fee as a Percentage of the Average Daily Net Assets of the Fund
LoCorr Dynamic Opportunity Fund	1.50%
LoCorr Hedged Core Fund	1.45%
LoCorr Macro Strategies Fund	1.65%
LoCorr Market Trend Fund	1.50%
LoCorr Spectrum Income Fund	1.30%
LoCorr Strategic Allocation Fund	1.24%

Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, in accordance with the Incremental Advisory Fee schedule below based on the LoCorr Long/Short Commodities Strategy Fund’s average daily net assets.

Net Assets for the LoCorr Long/Short Commodities Strategy Fund	Incremental Advisory Fee*
$0.0 - $0.5 billion	1.50%
$0.5 - $1.0 billion	1.40%
$1.0 - $1.5 billion	1.30%
$1.5 - $2.0 billion	1.20%
$2.0 - $2.5 billion	1.10%
Over $2.5 billion	1.00%

*
Incremental advisory fee represents the fees paid on net assets at the related net asset level. For example, with $3 billion in net assets in the Fund, the Adviser would earn 1.50% on the ﬁrst $500 million, plus 1.40% on the next $500 million, plus 1.30% on the next $500 million, plus 1.20% on the next $500 million, plus 1.10% on the next $500 million, plus 1.00% on the ﬁnal $500 million.

146

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As of and for the six months ended June 30, 2026, the Funds reported the following in regards to management fees:

Fund	Management Fees For the Six Months Ended June 30, 2026	Accrued Net Management Fees as of June 30, 2026
LoCorr Dynamic Opportunity Fund	$224,931	$26,085
LoCorr Hedged Core Fund	2,039,644	390,262
LoCorr Long/Short Commodities Strategy Fund	2,629,065	399,421
LoCorr Macro Strategies Fund	12,535,942	2,091,909
LoCorr Market Trend Fund	2,524,854	471,265
LoCorr Spectrum Income Fund	458,667	75,920
LoCorr Strategic Allocation Fund	573,255	103,013

Sub-Advisory Agreements
Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of each Fund’s average daily net assets which they have been allocated to manage.

LoCorr Dynamic Opportunity Fund:	LoCorr Market Trend Fund:
Kettle Hill Capital Management, LLC	Graham Capital Management, L.P.
Nuveen Asset Management, LLC
LoCorr Hedged Core Fund:
Tages Capital	LoCorr Spectrum Income Fund:
Millburn Ridgefield Corporation	Bramshill Investments, LLC
Revolution Capital Management LLC
R.G. Niederhoffer Capital Management	LoCorr Strategic Allocation Fund:
DG Partners LLP	Crabel Capital Management, LLC
Graham Capital Management, L.P.	P/E Global, LLC
Nuveen Asset Management, LLC	DG Partners LLP
Parametric Portfolio Associates, LLC
LoCorr Long/Short Commodities Strategy Fund:
Nuveen Asset Management, LLC
LoCorr Macro Strategies Fund:
Tages Capital
Millburn Ridgefield Corporation
DG Partners LLP
Revolution Capital Management, LLC
R.G. Niederhoffer Capital Management
Nuveen Asset Management, LLC
Graham Capital Management, L.P.

The Adviser is solely responsible for the payment of the sub-adviser’s fees, and the sub-adviser agrees not to seek payment of its fees from the Trust or the Funds.
Expense Limitation Agreement
The Funds’ Adviser has contractually agreed to waive management fees and/or reimburse the Funds for expenses they incur, but only to the extent necessary to maintain the Funds’ total annual operating expenses after fee waiver and/or reimbursement (excluding any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary

147

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) at the percentages listed below:

Fund	Expense Limit as a Percentage of the Average Daily Net Assets of the Fund	Effective Period Through
LoCorr Dynamic Opportunity Fund	1.99%	April 30, 2027
LoCorr Hedged Core Fund	1.83%	April 30, 2027
LoCorr Long/Short Commodities Strategy Fund	1.95%	April 30, 2027
LoCorr Macro Strategies Fund	1.99%	April 30, 2027
LoCorr Market Trend Fund	1.95%	April 30, 2027
LoCorr Spectrum Income Fund	1.80%	April 30, 2027
LoCorr Strategic Allocation Fund	1.59%	April 30, 2027

Any waiver or reimbursement is subject to repayment by the respective Fund within the three ﬁscal years following the ﬁscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the expense limitation at the time of the waiver and the repayment is approved by the Board.
The total amounts of management fees waived and/or expenses reimbursed which are subject to recovery, and their related expiration date are as follows:
LoCorr Dynamic Opportunity Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2026
Six Months Ended June 30, 2026	$(75,469)	$—	$(75,469)	2029
Year Ended December 31, 2025	(130,723)	—	(130,723)	2028
Year Ended December 31, 2024	(110,435)	—	(110,435)	2027
Year Ended December 31, 2023	(50,998)	—	(50,998)	2026
Total	$(367,625)	$—	$ (367,625)

LoCorr Hedged Core Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2026
Six Months Ended June 30, 2026	$(2,921)	$—	$(2,921)	2029
Year Ended December 31, 2025	(87,470)	—	(87,470)	2028
Year Ended December 31, 2024	(154,601)	38,249	(116,352)	2027
Total	$(244,992)	$38,249	$ (206,743)

LoCorr Spectrum Income Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2026
Six Months Ended June 30, 2026	$(7,720)	$—	$(7,720)	2029
Year Ended December 31, 2025	(36,151)	—	(36,151)	2028
Year Ended December 31, 2024	(16,242)	1,452	(14,790)	2027
Total	$(60,113)	$1,452	$(58,661)

148

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
LoCorr Strategic Allocation Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2026
Six Months Ended June 30, 2026	$(74,682)	$—	$(74,682)	2029
Year Ended December 31, 2025	(340,931)	—	(340,931)	2028
Total	$ (415,613)	$—	$ (415,613)

At June 30, 2026, there were no fees subject to recovery for the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, or the LoCorr Market Trend Fund.
Rule 12b-1 Distribution Agreement
The Funds have entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (“Quasar”). Class A shareholders pay distribution expenses to Quasar at the annual rate not to exceed 0.25% of the Fund’s average daily net assets. Class C shareholders pay to Quasar an annual rate not to exceed 1.00%, which is comprised of 0.75% in distribution expenses and 0.25% in service fees, of the Fund’s average daily net assets. Class I shareholders pay no 12b-1 fees.
Sales Charges
Contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceed of sales of Fund shares from redemption proceeds prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the six months ended June 30, 2026.

Fund	Class A CDSC Retained by Distributor	Class C CDSC Retained by Distributor
LoCorr Dynamic Opportunity Fund	$ —	$—
LoCorr Hedged Core Fund	—	N/A
LoCorr Long/Short Commodities Strategy Fund	—	—
LoCorr Macro Strategies Fund	—	90
LoCorr Market Trend Fund	—	100
LoCorr Spectrum Income Fund	—	—
LoCorr Strategic Allocation Fund	—	N/A

6. Fund Shares
At June 30, 2026, there were an unlimited number of shares of beneﬁcial interest authorized.
Conversion Feature
Class C shares purchased directly from the Funds or through a financial intermediary, except as otherwise disclosed in the Funds’ prospectus, automatically convert to Class A shares in the month of the 8-year anniversary date of the purchase of the Class C shares, based on the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

149

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
7. Federal Tax Information
At December 31, 2025, the components of accumulated earnings (losses) on a tax basis for Funds with a tax year-end December 31, 2025 were as follows(1):

	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
Tax cost of portfolio	$21,150,960	$54,831,947
Gross unrealized appreciation	$955,586	$13,571,060
Gross unrealized depreciation	(1,756,291)	(2,882,319)
Net unrealized depreciation	(800,705)	10,688,741
Undistributed ordinary income	42,397	—
Undistributed long-term capital gains	—	—
Total earnings accumulated	42,397	—
Other accumulated losses	(552,728)	(46,110,182)
Total distributable earnings (accumulated losses)	$(1,311,036)	$(35,421,441)

At December 31, 2025, the components of cost and unrealized appreciation/depreciation on a tax basis for Funds with a tax year-end September 30, 2025 were as follows(1):

	LoCorr Hedged Core Fund(2)	LoCorr Long/Short Commodities Strategy Fund(2)	LoCorr Macro Strategies Fund(2)
Tax cost of portfolio	$239,666,489	$440,414,548	$1,309,647,061
Gross unrealized appreciation	$6,048,520	$10,919,885	$45,757,721
Gross unrealized depreciation	(7,788,139)	(11,900,815)	(22,270,114)
Net unrealized depreciation	(1,739,619)	(980,930)	23,487,607

	LoCorr Market Trend Fund(2)	LoCorr Strategic Allocation Fund(2)
Tax cost of portfolio	$228,931,490	$26,379,324
Gross unrealized appreciation	$20,786,786	$6,095,290
Gross unrealized depreciation	(12,559,711)	(1,510,278)
Net unrealized appreciation	8,227,075	4,585,012

At September 30, 2025, the components of distributable earnings on a tax basis for Funds with a tax year-end September 30, 2025 were as follows(1):

	LoCorr Hedged Core Fund(2)	LoCorr Long/Short Commodities Strategy Fund(2)	LoCorr Macro Strategies Fund(2)
Undistributed ordinary income	$3,705,359	$6,251,722	$36,629,444
Undistributed long-term capital gains	—	—	—
Total earnings accumulated	3,705,359	6,251,722	36,629,444
Other accumulated losses	(2,899,330)	(21,697,447)	(245,673,741)
Unrealized appreciation/(depreciation) on investments	(111,823)	1,579,746	39,683,330
Total distributable earnings (accumulated losses)	$694,206	$(13,865,979)	$(169,360,967)

150

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	LoCorr Market Trend Fund(2)	LoCorr Strategic Allocation Fund(2)
Undistributed ordinary income	$5,550,680	$492,046
Undistributed long-term capital gains	—	—
Total earnings accumulated	5,550,680	492,046
Other accumulated losses	(75,277,594)	(2,331,291)
Unrealized appreciation/(depreciation) on investments	15,403,483	3,773,228
Total distributable earnings (accumulated losses)	$ (54,323,431)	$1,933,983

(1)	Total Portfolio represents aggregate amounts of Fund's investments, securities sold short, forward currency contracts and futures contracts, where applicable.
(2)	Tax Cost is presented on a non-consolidated basis and includes each of the Fund's investment in the respective CFC's and the unrealized appreciation and depreciation associated with those investments.
Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributed primarily to the tax deferral of losses on wash sales, mark to market, investments in partnerships and other temporary differences.
The following reclassifications were made within the components of net assets as of June 30, 2026:

	Total Distributable Earnings/ (Accumulated Loss)	Paid-In Capital
LoCorr Dynamic Opportunity Fund(a)	$1,122	$(1,122)
LoCorr Hedged Core Fund(b)	587,316	(587,316)
LoCorr Long/Short Commodities Strategy Fund(b)	15,908,071	(15,908,071)
LoCorr Macro Strategies Fund(b)	3,514,592	(3,514,592)
LoCorr Market Trend Fund(b)	3,555,142	(3,555,142)
LoCorr Spectrum Income Fund(a)	370,858	(370,858)
LoCorr Strategic Allocation Fund(b)	391,578	(391,578)

(a)	Tax year-ended December 31, 2025.
(b)	Tax year-ended September 30, 2025.
The LoCorr Dynamic Opportunity Fund’s reclassifications are primarily the result of prior year true-ups.
The LoCorr Hedged Core Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Long/Short Commodities Strategy Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Macro Strategies Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Market Trend Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Spectrum Income Fund’s reclassifications are primarily attributable to certain reclassifications related to prior year true-ups.
The LoCorr Strategic Allocation Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund's wholly-owned subsidiary.

151

LoCorr Investment Trust
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer no capital losses for the fiscal year ended December 31, 2025.

	Post October Loss Deferral	Late Year Loss Deferral
LoCorr Dynamic Opportunity Fund	$ —	$ —
LoCorr Hedged Core Fund	—	—
LoCorr Long/Short Commodities Strategy Fund	—	—
LoCorr Macro Strategies Fund	—	—
LoCorr Market Trend Fund	—	—
LoCorr Spectrum Income Fund	—	—
LoCorr Strategic Allocation Fund	—	—

At tax year ended September 30, 2025 and December 31, 2025, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover		Year of Expiration
	Short-Term	Long-Term
LoCorr Dynamic Opportunity Fund(a)	$430,269	$84,089	Indefinitely
LoCorr Hedged Core Fund(b)	586,567	1,945,005	Indefinitely
LoCorr Long/Short Commodities Strategy Fund(b)	8,335,900	13,361,547	Indefinitely
LoCorr Macro Strategies Fund(b)	98,825,909	142,501,802	Indefinitely
LoCorr Market Trend Fund(b)	29,127,243	44,417,272	Indefinitely
LoCorr Spectrum Income Fund(a)	19,644,948	25,532,096	Indefinitely
LoCorr Strategic Allocation Fund(b)	1,222,705	962,608	Indefinitely

(a)	Tax year-ended December 31, 2025
(b)	Tax year-ended September 30, 2025
During the year ended December 31, 2025, the LoCorr Long/Short Commodities Strategy Fund and the LoCorr Spectrum Income Fund utilized unlimited capital loss carryover of $976,377 and $1,187,291 respectively. The LoCorr Dynamic Opportunity Fund, LoCorr Hedged Core Fund, The LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund and the LoCorr Strategic Allocation did not utilize any capital loss carryovers.
8. Line of Credit
The Trust entered into an unsecured, uncommitted Loan Agreement (“Line of Credit” or “LOC”) with U.S. Bank not individually but as an umbrella facility on behalf of the Funds in the Trust. The LOC expires on March 4, 2027. The LOC was established to provide the Funds a temporary short-term liquidity source, subject to certain restrictions, covenants and the right of setoff on the Funds’ assets, to meet unanticipated redemptions. Under terms of the LOC, borrowings for each Fund are limited to the lesser of one-third of the net unencumbered assets (including the amount borrowed) of the respective Fund, 5% of the gross assets of the respective Fund or $50 million in the aggregate for all of the Funds under this agreement. U.S. Bank, N.A. charges an interest rate per annum equal to the Prime Rate (6.75% as of June 30, 2026).
The Funds did not utilize the Line of Credit for the six months ended June 30, 2026.

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
9. Subsequent Events
In preparing the ﬁnancial statements, the Adviser has evaluated events after June 30, 2026.
Declaration of Dividends
The LoCorr Spectrum Income Fund declared the following ordinary income distributions:

Dividend Declaration Date(a)	Shareholder of Record Date	Distribution Amount per Share Class
		Class A	Class C	Class I
July 31, 2026	July 31, 2026	$0.0386	$0.03470	$0.04000

(a)	Ex-date, reinvest date and payable date.
The estimated characterization of the distributions paid will be an ordinary dividend, qualiﬁed dividend or return of capital. See Note 2 for additional information.
There were no additional subsequent events since June 30, 2026, through the date the ﬁnancial statements were issued that would require adjustments to or additional disclosure in these ﬁnancial statements.

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Portfolio Holdings Disclosure (Unaudited)
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-523-8637.

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Proxy voting policies, procedures and record (Unaudited)
You may obtain a description of the Funds’ (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1-855-523-8637, or on the EDGAR Database on the SEC’s website (http://www.sec.gov).

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Additional Information
The below information is required disclosure from Form N-CSRS
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Review of Management and Sub-Advisory Agreements
Counsel directed the Trustees to the Board materials for the approval and renewal of the investment advisory and sub-advisory agreements.
The Trustees reviewed the memorandum provided by Counsel which had been provided to them prior to the meeting entitled, “Duties of Trustees with Respect to Approval and Renewal of Investment Advisory and Sub-Advisory Contracts”. The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”), reviewed the various factors relevant to its consideration of the management agreement and the various subadvisory agreements and the legal responsibilities of the Trustees related to such consideration. These factors included the following:
•	The nature, extent and quality of the services provided by the investment adviser to the fund;
•	The investment performance of the fund and the investment adviser;
•	The costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund;
•	The extent to which economies of scale will be realized as the fund grows; and
•	Whether the fee levels reflect these economies of scale to the benefit of the shareholders.
The Trustees reviewed the responses to the 15(c) questionnaires and the management and sub-advisory agreements prior to the Meeting.
Approval of Advisory Agreement
The Trustees evaluated the nature, extent and quality of services provided by the Adviser to Macro Fund, LLSCS Fund, LDO Fund, LSI Fund and LHC Fund and reviewed the 15(c) responses for each, which included a discussion of the key personnel of the Adviser, noting that there had not been any changes in key personnel since the last renewal or approval.
A representative of the Adviser reviewed the Adviser’s investment program for each of the Funds and each Fund's investment objective, policies and regulatory limitations with the Board. The Board considered that the Adviser oversees and continually evaluates each sub-adviser and that the Adviser also provides overall portfolio and risk management consistent with each Fund’s investment strategy, guidelines and limitations. The Trust’s CCO reviewed the Adviser’s and Trust’s compliance programs with the Board, noting that NFA’s most recent examination of the Adviser resulted in no findings After a discussion, the Trustees concluded that the Adviser continued to have compliance policies and procedures in place in order to perform its duties under the management agreements for the Funds.
The Trustees noted that there had not been any recent litigations or examinations of the Adviser by any regulatory body since the last renewal. After a discussion, the Trustees concluded that the Adviser continues to be well resourced with experienced personnel and investment expertise and has provided, and is expected to provide, high quality services to the Funds and their respective shareholders.

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Additional Information(Continued)
A representative from the Adviser reviewed the Adviser’s financial statements and insurance policy with the Trustees. The Trustees concluded that, based on their review of the Adviser’s financial statements and discussions with the Adviser, the Adviser has sufficient resources to provide advisory services to each of the Funds.
The Board next reviewed and evaluated the performance of the Macro Fund, noting that the 10-year and since inception returns outperformed the Morningstar category, peer group and benchmark and secondary index returns and that its 1-year performance was approximately in line with these category averages. After a discussion, the Trustees concluded that the Macro Fund’s performance was reasonable
The Trustees evaluated the investment performance of the LLSCS Fund, noting its annualized returns for the various periods. The Trustees noted that the Fund had underperformed its Morningstar category, peer group and benchmark indexes for the 1-year and 5-year periods but had outperformed each of those comparisons for the 10-year (with the exception of the peer group) and since inception periods. A representative of the Adviser stated that the Fund’s underperformance was due to the Fund’s relative exposure to commodities as compared to its peers. After a discussion, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees then discussed the performance of the LDO Fund, noting that the Fund slightly lagged the peer group and Morningstar category for the various periods. A representative of the Adviser reviewed the Fund’s strategy with the Trustees, reminding the Board that the Fund would underperform against the S&P 500 in strong bull markets and that the Fund’s exposure to small cap stocks also resulted in relative underperformance. After a discussion, the Trustees concluded that the LDO Fund’s performance was not unreasonable.
The Trustees next reviewed the performance for the LHC Fund. The Board considered that the Fund had performed in line with its peer group and benchmark index for the 1-year period and noted that it had outperformed its peer group average since inception. The Board noted that the Fund was relatively newer. After a discussion, the Board determined that the Fund’s was satisfactory.
The Trustees considered the performance of the LSI Fund. The Trustees noted performance of the LSI Fund, observing that the Fund’s performance for the 1-year period was higher than the peer group and benchmark index but had underperformed the Morningstar category. The Board also considered the Fund’s performance over longer periods, noting the differences in the composition of the funds in the peer group relative to the Fund. After a discussion, the Trustees concluded that the LSI Fund’s performance was satisfactory.
The Trustees then evaluated the costs of services provided and profits to be realized by the Adviser with respect to each of the Funds. The Trustees reviewed the management fee for the Macro Fund, noting that it was above the average of its peer group and the Morningstar Category but within the range of management fees for the Fund’s peer group and Morningstar Category Average. A representative from the Adviser discussed about the Fund’s structural differences relative to its peer group funds. After a discussion, the Trustees concluded that the Macro Fund’s management fee was reasonable.
The Trustees next reviewed the management fee for the LLSCS Fund, noting that it was above the average of its peer group and Morningstar category, but within of the range of management fees for the Fund’s peer group and Morningstar category. A representative of the Adviser noted the effect of breakpoints on the actual advisory fee paid by the Fund in the past year and reminded the Board about the Fund’s exposure to several commodity trading advisers and the use of Nuveen as a subadviser to the Fund. After a discussion, the Trustees agreed that the LLSCS Fund’s management fee was reasonable.
The Trustees noted that the LDO Fund’s management fee was within the range of both its peer group and Morningstar category though slightly above the averages for both comparisons. A representative of the Adviser noted for the Trustees that the Adviser continues to engage several sub-advisers to manage the Fund while many funds in the Morningstar category are single manager funds. After a discussion, the Trustees concluded that the LDE Fund’s management fee was not excessive.
Counsel directed the Trustees to review the management fee for the LSI Fund, noting that it was above the average of its peer group and Morningstar category, and above the high-end range for the management fees reported for the LSI Fund’s peer group. A representative of the Adviser discussed the unique nature of the Fund and its strategy and indicated that assembling a meaningful peer group was difficult. After a discussion, the Trustees agreed that the Fund’s management fee was not unreasonable.

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Additional Information(Continued)
With respect to the LHC Fund, the Board noted that the Fund’s management fee was above the peer group and Morningstar category average but well within the ranges of each such comparison. After a discussion, the Trustees concluded that the LHC Fund’s management fee was not excessive.
The Trustees considered all of these factors with regard to the renewal of the expense limitation agreements with the Adviser for an additional one-year period for the Macro Fund, LLSCS Fund, LDO Fund, LHC Fund and LSI Fund.
The Trustees noted the profit analysis of the Adviser with respect to the Macro Fund and considered the Adviser’s profits from the advisory agreement, net of expenses. The Trustees determined that the Adviser’s profits related to the Macro Fund were reasonable.
The Trustees then discussed the profitability of the Adviser with respect to the LLSCS Fund. Counsel noted the Adviser’s net profits with respect to the LLSCS Fund. After a discussion, the Trustees determined that the Adviser’s profits with respect to the Fund were reasonable.
The Trustees then reviewed the profitability of the Adviser with respect to the LDO Fund and noted that the Adviser indicated a modest profit with respect to the Fund. After a discussion, the Trustees determined that the Adviser’s profits with respect to the Fund were reasonable.
The Trustees considered the profitability of the Adviser with respect to the LHC Fund, noting that the Adviser was moderately profitable. Af er a discussion, the Board concluded that the Adviser’s profits with respect to the LHC Fund were not excessive.
Counsel directed the Trustees’ attention to the profitability of the Adviser with respect to the LSI Fund. The Trustees noted that the Adviser showed a net profit and agreed that the Adviser’s total net profits as a percentage of revenues and absolute amount were reasonable.
The Trustees considered the economies of scale to be realized by the shareholders of the Macro Fund, LLSCS Fund, LDO Fund and LSI Fund, noting that the management fees for the LLSCS Fund reflect an incremental fee schedule which includes break points. The Board considered whether economies of scale had been reached with respect to the management of each Fund, excluding the LLSCS Fund. They noted that the Adviser had indicated its willingness to discuss the matter of breakpoints with the Board as each other Fund increased its assets. The Board agreed that in light of the expense limitation agreements, which effectively protected shareholders from high expenses despite lower asset levels, and the Adviser’s willingness to consider breakpoints as each other Fund reached higher asset levels, the absence of breakpoints was acceptable.
Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that each Fund’s management fee is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of Macro Fund, LLSCS Fund, LDO Fund and LSI Fund.
Approval of Sub-Advisory Agreements
Nuveen, Sub-Adviser (Macro, LLSCS, LMT and LHC)
The Trustees next considered the 15(c) materials provided by Nuveen. The Trustees reviewed the nature, extent and quality of services provided by Nuveen for the fixed income strategies in the Macro Fund, LLSCS Fund, LMT Fund and LHC Fund. The Trustees considered Nuveen’s personnel, noted many years of experience and depth of investment capabilities. A representative of the Adviser explained that Nuveen continued to provide credit research, security selection, trade execution and compliance monitoring for the fixed income portion of the Macro, LLSCS, LMT and LHC Funds.
The CCO reviewed the quarterly summaries of its updates to its compliance manual provided by Nuveen. The CCO indicated that he determined that these compliance updates from the past year were immaterial. A representative of the Adviser indicated that the Adviser continued to be satisfied with the overall services provided by Nuveen to the Funds.
The Board considered that Nuveen did not have any material compliance, material litigations or regulatory agency issues in the past year and that Nuveen continued to carry an E&O/D&O policy through its parent company. After a discussion, the Trustees concluded that Nuveen was expected to continue to provide satisfactory services to the Funds.

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Additional Information(Continued)
Next, the Trustees discussed the investment performance for Nuveen, noting the one-year, five-year and since inception returns for the Macro, LLSCS and LMT Funds and the since inception performance for the LHC Fund. The Trustees compared Nuveen’s reported returns to its benchmark index returns for the one-year, five-year and since inception periods and noted that Nuveen had continued to outperform its benchmark index for all Funds for all periods. The Trustees noted that they expected that Nuveen would provide similar performance for the LHC Fund. After a discussion, the Trustees noted it was pleased with Nuveen’s performance with respect to Macro, LLSCS, LMT and LHC Funds and deemed Nuveen’s performance to be satisfactory.
The Trustees discussed the costs of services provided by Nuveen to Macro Fund, LLSCS Fund, LMT Fund and LHC Fund and noted that Nuveen earns a small profit with regard to sub-advising the Funds. The Trustees also considered that the subadvisory fee for the Funds compared favorably to fee schedule that Nuveen charged to institutional accounts with the same strategy. The Trustees concluded that the sub-advisory fees paid or to be paid to Nuveen by the Adviser were reasonable in light of the services to be provided under the sub-advisory agreements.
Having requested and received such information from Nuveen as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that Nuveen’s fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interest of the shareholders of Macro Fund, LLSCS Fund, LMT Fund and LHC Fund.
Millburn Ridgefield Corp., Sub-Adviser (Macro, LHC)
Counsel then turned the Trustees’ attention to the 15(c) responses for Millburn. The Board discussed the experience and backgrounds of Millburn’s personnel providing services to the Macro Fund and LHC Fund. The Trustees considered that Millburn provides portfolio management, investment strategy development and trade execution for each Fund’s portfolio as well as compliance services to assure the assets allocated to it are managed within the Fund’s investment restrictions.
The Board next considered that Millburn reported not having any material compliance or litigation issues in the past year. The CCO reviewed Millburn’s compliance program, noting no material changes The Trustees further observed that Millburn carried an appropriate E&O/D&O policy. The Trustees determined that the services provided by Millburn to the Macro Fund and LHC Fund have been satisfactory.
The Trustees then reviewed the investment performance of Millburn’s allocation of each Fund’s portfolio. A representative of the Adviser noted Millburn’s performance in the past year, discussing the commodity market factors that led to underperformance relative to the Funds overall and their benchmark. After a discussion, the Trustees concluded that its performance was not unreasonable for the Macro Fund.
Counsel noted for the Trustees that the sub-advisory fee structure for the Macro Fund and LHC Fund was lower than the fee charged by Millburn to its separately managed account clients. The Trustees further observed that Millburn’s fee did not include an incentive fee. After further discussion, the Trustees concluded that the sub-advisory fee was reasonable.
The Trustees considered whether there were any economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After a discussion, the Trustees concluded that a lack of breakpoints was acceptable.
The Trustees next considered the profits realized by Millburn in connection with its relationship with the Macro Fund and LHC Fund and whether the amount of profit is a fair profit with respect to the sub-advisory services provided to each Fund. After a discussion, it was the consensus of the Trustees that the level of realized and estimated profits was reasonable.
Having requested and received such information from Millburn as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that Millburn’s fee structure was not unreasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of the Macro Fund and LHC Fund.

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Additional Information(Continued)
Graham Capital Management, Sub-Adviser (Macro, LHC)
The Board next considered the nature, extent and quality of services provided by Graham to the Macro Fund and LHC Fund. The Trustees discussed the responsibilities of Graham’s key personnel providing services to the Funds, noting the additions of new chief business officer and chief investment officer for quant strategies. The Trustees noted that Graham provides quantitative research, security selection and trade execution for each Fund’s portfolio as well as compliance services to assure assets are managed within each Fund’s investment restrictions.
The CCO reviewed Graham’s compliance policies and procedures and noted that Graham had not made any material revisions to such policies in the past year. Counsel stated that Graham continued to carry an appropriate E&O/D&O policy and noted that Graham did not have material regulatory examinations, litigations since its last renewal. After a discussion, the Trustees concluded that Graham continued to have appropriate resources and investment personnel to perform the services as sub-adviser to the Funds.
Next, the Trustees discussed the investment performance for Graham’s allocation of the Macro Fund, noting that Graham had underperformed the Fund’s benchmark and the Fund as a whole overall the past year but had performed well over longer periods. The Trustees noted Graham lagged as well with respect to the LHC Fund, but further considered the relatively short period for which Graham has managed an allocation of that Fund’s portfolio. After a discussion, the Trustees concluded that Graham’s performance for the Macro Fund and LHC Fund was satisfactory.
The Trustees considered the sub-advisory fee for Graham and noted that it was slightly higher than the fee charged by Graham for another similar investment vehicle but that did not include a performance incentive fee. The Trustees also noted that the fee was less than the fee Graham charged to another similar investment vehicle that did not have a performance fee component. After further discussion, the Trustees concluded that the sub-advisory fee for the Macro Fund and LHC Fund was reasonable.
Counsel next turned the Trustees’ attention to the profits realized by Graham with respect to the Macro Fund and LHC Fund. The Board discussed whether the amount of profit was reasonable with respect to the sub-advisory services provided to the Funds. The Trustees also considered whether there were any economies of scale with respect to the management of each Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.
After a discussion, the Trustees determined that Graham’s level of profit was reasonable. Having requested and received such information from Graham as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Macro Fund and LHC Fund.
Revolution Capital Management, Sub-Adviser (Macro, LHC)
The Board next considered the nature, extent and quality of services provided or to be provided by Revolution for the Macro Fund and LHC Fund. The Board reviewed the 15(c) responses for Revolution. The Trustees noted the backgrounds and responsibilities of Revolution’s investment personnel, noting that the key principals of the firm had remained with Revolution. The CCO stated that Revolution had not made any changes to its compliance program since its last renewal and that he believed their program was reasonably designed in light of their business.
The Board observed that Revolution did not report any material compliance issues, regulatory examinations or material litigations in the past year. The Board further noted that Revolution maintained an E&O/D&O insurance policy in an appropriate amount. After a discussion, the Trustees concluded that Revolution has adequate resources available to continue to provide satisfactory services to the Funds.
Next, the Trustees considered Revolution’s returns to the overall Fund performance and its benchmark for the one-year, five-year and since inception periods, noting that Revolution had significantly outperformed in the last year which contributed also to its performance for longer periods. After a discussion, the Trustees concluded that Revolution’s performance was satisfactory for the Macro Fund and LHC Fund.

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Additional Information(Continued)
The Trustees noted that the sub-advisory fee structure was favorable compared to the average fee charged by Revolution to its separately managed account clients in the same strategy. The Trustees also noted that there was not an incentive fee component in the sub-advisory fee. After further discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable for each of the Funds.
The Trustees considered whether there were any economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After a discussion, the Trustees agreed that a lack of breakpoints was acceptable.
The Trustees next considered the profits realized by Revolution in connection with its relationship with the Macro Fund and LHC Fund and whether the amount of profit was a reasonable profit with respect to the sub-advisory services to be provided to the Fund. The Trustees concluded that Revolution’s level of profit and estimated profitability were not excessive.
Having requested and received such information from Revolution as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of the Macro Fund and LHC Fund.
R.G. Niederhoffer Capital Management (“Niederhoffer”) (Macro, LHC)
The Trustees then considered the responses provided by Niederhoffer in its 15(c) questionnaire. The Board first reviewed the nature, extent and quality of services provided by Niederhoffer for the Macro Fund and LHC Fund. Counsel and a representative of the Adviser reviewed the personnel that would be responsible for providing services to the Funds. Counsel further noted that Niederhoffer did not have any recent compliance or litigation issues since the Trustees’ last approval of Niederhoffer as a subadviser to the Funds. The CCO stated that the compliance program for Niederhoffer was reasonably designed for its business.
The Board then reviewed Niederhoffer’s performance for its allocation of the Macro Fund and LHC Fund. The representative of the Adviser reviewed Niederhoffer’s underperformance for the period for which it has served as a subadviser to the Funds and noted the factors that had affected its performance in the past year. The Board further reviewed the materials provided by Niederhoffer which noted that their investment models underperformed due to lower overall volatility. After a discussion, the Trustees concluded that Niederhoffer’s performance for each Fund was not unreasonable.
Counsel then directed the Trustees to information related to Niederhoffer’s subadvisory fee and its fees for similar accounts. Counsel indicated that the subadvisory fee for each of the Macro Fund and LHC Fund was favorable in comparison to the Niederhoffer’s fee for other accounts, further noting that Niederhoffer did not charge a performance fee for the Funds as it does for some other of its private accounts.
The Trustees then reviewed Niederhoffer’s profits for the Macro Fund and LHC Fund. The Board noted that Niederhoffer earned a moderate profit with respect to each Fund. After a discussion, the Trustees agreed that the subadvisory fee and Niederhoffer’s profitability with respect to the Macro Fund was reasonable.
Having requested and received such information from Niederhoffer as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreements, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with Niederhoffer for the Macro Fund and LHC Fund is in the best interests of each Fund and its respective shareholders.
Bramshill, Sub-Adviser (LSI)
The Board then discussed the renewal of the sub-advisory agreement with Bramshill with respect to the LSI Fund. The Trustees reviewed the nature, extent and quality of services provided by Bramshill for the income strategies for the LSI Fund. The Trustees reviewed the responsibilities of its investment and administrative personnel. A representative of the Adviser indicated that that Bramshill provides research, security selection and trade execution for the Fund. The CCO reported that Bramshill did not report any regulatory or compliance issues since its last renewal.
The Trustees noted that Bramshill has not reported any material compliance issues or material litigations in the past year. Counsel noted that Bramshill maintained an insurance policy in an appropriate amount. The Trustees decided that

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Additional Information(Continued)
Bramshill continued to have adequate resources available to provide services to the Fund. The Trustees determined that Bramshill was positioned to continue to perform the services as sub-adviser to the LSI Fund.
The Trustees next considered investment performance information for Bramshill with respect to the LSI Fund. The Trustees noted that Bramshill’s substantial outperformance for the one-year period which resulted in favorable comparisons versus the overall Fund and its benchmark for all periods. After a discussion, the Trustees agreed that Bramshill’s performance was satisfactory.
The Trustees reviewed the costs of services provided by Bramshill to the LSI Fund. The Trustees noted that Bramshill was profitable with respect to the LSI Fund. Counsel directed the Trustees’ attention to the materials for Bramshill which indicated that Bramshill’s sub-advisory fee was favorable in comparison to fees it charges to other similar accounts. The Board also observed that Bramshill did not earn a profit from its management of the Fund based on its methodology for calculating profitability. The Trustees concluded that the sub-advisory fees paid to Bramshill by the Adviser and Bramshill’s profitability were reasonable in light of the services provided under the sub-advisory agreements.
Having requested and received such information from Bramshill as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable, and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of the LSI Fund.
Tages, Sub-Adviser (Macro, LHC)
The Trustees next considered the responses provided by Tages in its 15(c) questionnaire for the Macro Fund and LHC Fund. A representative of the Adviser stated that Tages Capital was a new proposed subadviser for the LoCorr fund family and discussed the Adviser’s due diligence process in evaluating Tages as a potential subadviser.
The Board first reviewed the nature, extent and quality of services to be provided by Tages for the Macro Fund and LHC Fund. Counsel and a representative of the Adviser reviewed the personnel that would be responsible for providing services to the Funds. A representative of the Adviser discussed the global macro strategy that would be utilized by Tages for the Funds. The Board noted Tages’s risk management and compliance processes. Counsel stated that Tages did not have any recent compliance or litigation issues. The CCO indicated that the compliance program for Tages was reasonably designed for its business.
The Board then reviewed the composite performance for Tages for its global macro strategy. After a discussion, the Trustees determined that Tages was expected to provide similar satisfactory performance for each of the Funds.
Counsel then directed the Trustees to information related to Tages’s subadvisory fee and its fees for similar accounts. The Board noted that the proposed subadvisory fee for each of the Macro Fund and LHC Fund was favorable in comparison to the Tages’s fee for other accounts, further noting that Tages did not propose to charge a performance fee for the Funds as it does for some other of its accounts.
The Trustees then evaluated Tages’s estimated profits for the Macro Fund and LHC Fund. The Board noted that Tages estimated earning a moderate profit with respect to each Fund. After a discussion, the Trustees agreed that the proposed subadvisory fee and Tages’s estimated profitability with respect to the Macro Fund and LHC Fund was reasonable.
Having requested and received such information from Tages as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreements, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the subadvisory agreement with Tages for the Macro Fund and LHC Fund is in the best interests of each Fund and its respective shareholders.
DG Partners (Macro, LHC)
The Board next evaluated the 15(c) questionnaire for DG Partners with respect to the Macro Fund and LHC Fund. A representative of the Adviser explained that DG Partners was a proposed new subadviser for the LoCorr complex. The Board considered the nature, extent and quality of the services to be provided by DG Partners, noting the backgrounds and experience of the personnel that would be responsible for providing services to the Funds. Counsel stated that DG Partners did not have any recent compliance or litigation issues in the past 36 months. The CCO stated that the compliance program for DG Partners was reasonably designed for its business.

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The Board then reviewed the performance for the strategy that DG Partners intended to implement for the Funds. After a discussion, the Trustees concluded that it was expected that DG Partners would provide similar performance for the Funds.
Counsel then directed the Trustees to information related to the DG Partners’ subadvisory fee and its fees for similar accounts. Counsel indicated that the subadvisory fee for each Fund was favorable in comparison to its fee for private funds, further noting that Niederhoffer did not charge a performance fee for the Funds as it does for some other of its private accounts.
The Trustees then reviewed DG Partners’ estimated profits for each Fund. The Board noted that DG Partners estimated earning a moderate profit with respect to each Fund. After a discussion, the Trustees agreed that the subadvisory fee and the estimated profitability for DG Partners with respect to each Fund was reasonable.
Having requested and received such information from DG Partners as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreements, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with DG Partners is in the best interests of each Fund and its respective shareholders.
Counsel directed the Trustees to the Board materials for the renewal of the management agreement and investment sub-advisory agreement for the LMT Fund.
The Board reviewed the memorandum provided by Counsel which had been provided to them prior to the meeting entitled, “Duties of Trustees with Respect to Approval and Renewal of Investment Advisory and Sub-Advisory Contracts”. The Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”), reviewed the various factors relevant to its consideration of the subadvisory agreement and the legal responsibilities of the Board related to such consideration. These factors included the following:
•	The nature, extent and quality of the services provided by the adviser and investment sub-adviser to the Fund;
•	The investment performance of the fund, the adviser and the investment sub-adviser;
•	The costs of the services to be provided and the profits to be realized by the adviser and sub-adviser and their affiliates from the relationship with the Fund;
•	The extent to which economies of scale will be realized as the Fund grows; and
•	Whether the fee levels reflect these economies of scale to the benefit of the shareholders.
The Board reviewed the responses to the 15(c) questionnaires for the Adviser and Graham and the management and sub-advisory agreements prior to the meeting.
Adviser (LMT Fund)
The Board first discussed the nature, extent and quality of services provided by the Adviser to the LMT Fund and reviewed the 15(c) responses including the key personnel of the Adviser. The Trustees noted that there had not been any changes in the personnel providing services to the LMT Fund since the most recent renewal of the LMT Fund’s advisory agreement. A representative of the Adviser stated that it had continued to oversee the execution of the Fund’s strategy consistent with its investment objective, policies and regulatory restrictions and that the Adviser evaluates and oversees the LMT Fund’s sub-advisers.
The Board next considered that there were no material compliance issues, regulatory examinations or litigations with respect to the Adviser since the most recent renewal of the advisory agreement for the LMT Fund. Fund Counsel stated that the Adviser continued to maintain insurance for E&O/D&O coverage. The CCO indicated that the Adviser had not made any material changes to its compliance policies since the Board’s last review.
A representative of the Adviser reviewed the Adviser’s financial statements with the Board. The Trustees noted that, based on their review of the Adviser’s financial statements and their discussion with representatives of the Adviser, the Adviser continued to have suitable financial resources to manage the LMT Fund. After a discussion, the Board

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LoCorr Investment Trust
Additional Information(Continued)
concluded that the Adviser continued to be well staffed with experienced personnel, has appropriate financial resources and provides valuable investment expertise and oversight of the LMT Fund and is expected to continue to provide high quality services to the Fund.
The Trustees next discussed the Fund’s performance, noting that the Fund had outperformed its peer group average, Morningstar category and benchmark index for all periods. After a discussion, the Trustees agreed that the Fund’s performance was satisfactory.
The Board next evaluated the advisory fee and the Adviser’s profitability with respect to the LMT Fund, noting that the investment advisory fee continued to be above the peer group and Morningstar category averages but was still well within the ranges for each. A representative of the Adviser discussed the peer group and noted the differences between the LMT Fund and some of its peer funds. The Trustees then considered the Adviser’s profitability with respect to the LMT Fund, noting its profitability margin. After a discussion, the Board concluded that the LMT Fund’s advisory fee and the Adviser’s profitability with respect to the LMT Fund were both reasonable.
Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the advisory fee is reasonable and that approval of the Advisory Agreement is in the best interests of the LMT Fund and its shareholders.
Graham, Sub-Adviser (LMT Fund)
The Trustees next discussed the responses provided by Graham in its 15(c) questionnaire. The Board again reviewed the nature, extent and quality of services provided by Graham. Fund Counsel reviewed the individuals responsible for providing services to the Fund, noting that Graham had recently added a Chief Investment Officer for quantitative strategies.
A representative of the Adviser provided an overview of Graham’s market trend strategy, risk management practices and its compliance program. The Trustees noted that Graham did not have any recent compliance, litigation or regulatory issues and that Graham continued to maintain appropriate insurance coverage. The CCO noted that his review of Graham’s compliance policies and procedures showed no material changes since the Board’s last review of Graham.
The Trustees next reviewed Graham’s performance, noting that the Fund had outperformed its peer group average, Morningstar category and benchmark index over all recent periods. After a discussion, the Trustees agreed that Graham’s performance was satisfactory.
The Trustees next considered information related to Graham’s subadvisory fee and its fees for similar accounts. Fund Counsel stated that the subadvisory fee was relatively favorable in comparison to the Graham’s fee for other accounts, further noting that Graham did not charge a performance fee for the LMT Fund as it does for some other of its private accounts. The Trustees then reviewed Graham’s profitability with respect to the Fund. After a brief discussion, the Trustees agreed that the subadvisory fee and Graham’s profitability with respect to the LMT Fund were both reasonable.
Having requested and received such information from Graham as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Fund Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the subadvisory agreement with Graham for the LMT Fund is in the best interests of the Fund and its shareholders.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is included as part of the Financial Statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the Financial Statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Incorporated by reference to the Registrant’s Form N-CSR filed March 5, 2026.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable for open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LoCorr Investment Trust

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	9/1/2026

By (Signature and Title)*	/s/ Jon Essen
Jon Essen, Principal Financial Officer

Date	9/1/2026

* Print the name and title of each signing officer under his or her signature.